UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-4878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                   --------


                                CT Corporation
                             101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                           One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                 DATE OF FISCAL YEAR END: SEPTEMBER 30, 2004

                  DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[BACKGROUND GRAPHICS OMITTED]

SEI INVESTMENTS


                             Semi-Annual Report as of March 31, 2004 (Unaudited)


                                                 SEI Institutional Managed Trust


                                                      Tax-Managed Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                      Tax-Managed Small Cap Fund

                                                            Small Cap Value Fund

                                                           Small Cap Growth Fund

                                                                    Mid-Cap Fund

                                                                Real Estate Fund

                                                          Core Fixed Income Fund

                                                            High Yield Bond Fund

TABLE OF CONTENTS


------------------------------------------------------------

Statements of Net Assets/Schedules of Investments          1
------------------------------------------------------------
Statements of Assets and Liabilities                      75
------------------------------------------------------------
Statements of Operations                                  76
------------------------------------------------------------
Statements of Changes in Net Assets                       78
------------------------------------------------------------
Financial Highlights                                      82
------------------------------------------------------------
Notes to Financial Statements                             84
------------------------------------------------------------


A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Trust's portfolio securities is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)


Tax-Managed Large Cap Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
CONSUMER DISCRETIONARY -- 15.4%
   99 Cents Only Stores (B)*                               1,700     $       42
   Abercrombie & Fitch, Cl A*                              4,600            156
   Amazon.com*                                             7,700            333
   American Eagle Outfitters*                              2,100             57
   Autoliv                                               112,200          4,600
   Autonation*                                            62,300          1,062
   Autozone (B)*                                           3,200            275
   Barnes & Noble*                                        27,800            906
   Bed Bath & Beyond*                                    106,100          4,431
   Belo, Cl A                                              1,100             31
   Best Buy                                               10,250            530
   Big Lots*                                               6,400             93
   Black & Decker                                         15,100            860
   Blockbuster, Cl A (B)                                  34,300            600
   Boise Cascade                                          12,800            444
   BorgWarner                                             11,900          1,009
   Brinker International*                                  4,100            156
   Brunswick                                              45,000          1,837
   Cablevision Systems, Cl A*                             19,800            453
   Caesars Entertainment*                                 35,700            466
   Carmax*                                                46,780          1,366
   CBRL Group                                             21,900            868
   CEC Entertainment*                                      3,000            104
   Centex                                                 24,000          1,297
   Cheesecake Factory (B)*                                 1,500             69
   Clear Channel Communications                          133,920          5,672
   Coach*                                                  3,600            148
   Comcast, Cl A*                                        161,083          4,630
   Comcast, Special Cl A (B)*                             38,700          1,079
   COX Communications, Cl A (B)*                         291,980          9,227
   Cumulus Media, Cl A*                                    4,800             96
   Dana                                                   46,700            927
   Darden Restaurants                                     49,900          1,237
   Delphi                                                107,800          1,074
   Dillard's, Cl A                                         4,800             92
   DIRECTV Group*                                         29,965            461
   Dollar General                                          6,800            131
   Dollar Tree Stores*                                    29,100            899
   Dow Jones                                                 900             43
   DR Horton                                              98,425          3,487
   Eagle Materials                                           116              7
   Eagle Materials, Cl B                                     387             23
   Eastman Kodak (B)                                      38,900          1,018
   eBay*                                                 330,184         22,892
   Extended Stay America                                   2,800             54
   Family Dollar Stores                                  128,720          4,627
   Federated Department Stores                           138,400          7,481
   Foot Locker                                            10,700            276
   Ford Motor (B)                                        324,700          4,406
   Fortune Brands                                         10,700            820

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Fox Entertainment Group, Cl A*                         61,600     $    1,669
   Furniture Brands International                          1,800             58
   GameStop, Cl A*                                         2,900             52
   Gannett                                                93,850          8,272
   Gap                                                    25,900            568
   General Motors (B)                                    157,500          7,418
   Gentex                                                  4,500            195
   Genuine Parts                                          29,900            978
   Goodyear Tire & Rubber (B)                              9,800             84
   Harley-Davidson (B)                                    12,500            667
   Harrah's Entertainment                                 58,760          3,225
   Hasbro                                                 87,600          1,905
   Hearst-Argyle Television                                1,400             38
   Hilton Hotels                                          16,500            268
   Home Depot                                            262,200          9,796
   InterActive (B)*                                       12,259            387
   International Game Technology                          12,400            558
   Interpublic Group (B)*                                 41,600            640
   JC Penney                                             101,600          3,534
   Johnson Controls                                       29,600          1,751
   Jones Apparel Group                                     4,900            177
   KB Home (B)                                            28,000          2,262
   Knight-Ridder                                          19,500          1,428
   Kohl's*                                               250,800         12,121
   Krispy Kreme Doughnuts (B)*                             1,600             55
   Lamar Advertising (B)*                                 39,400          1,585
   Lear                                                    1,400             87
   Leggett & Platt                                         9,500            225
   Lennar, Cl A (B)                                       44,100          2,383
   Lennar, Cl B                                              520             26
   Liberty Media, Cl A*                                1,015,550         11,120
   Limited                                               141,000          2,820
   Liz Claiborne                                           3,400            125
   Lowe's                                                205,280         11,522
   Magna International, Cl A                               2,200            174
   Mandalay Resort Group                                  52,000          2,978
   Marriott International, Cl A                          235,688         10,029
   Mattel                                                 19,400            358
   May Department Stores                                  57,300          1,981
   Maytag                                                 28,400            897
   McClatchy, Cl A                                         1,900            135
   McDonald's                                            327,200          9,348
   McGraw-Hill                                            74,590          5,679
   MDC Holdings                                           16,610          1,169
   Media General, Cl A                                    13,300            895
   Meredith                                                4,000            202
   Metro-Goldwyn-Mayer*                                   55,500            966
   MGM Mirage*                                             4,000            181
   Michaels Stores                                        21,000          1,021
   Mohawk Industries*                                      1,900            156
   MSC Industrial Direct, Cl A                             4,000            120
   Neiman-Marcus Group, Cl A*                              1,800             97

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004          1

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   New York Times, Cl A                                    7,700     $      340
   Newell Rubbermaid (B)                                  10,600            246
   Nike, Cl B                                              5,200            405
   Nordstrom                                              21,600            862
   NTL*                                                    8,500            505
   NVR (B)*                                                2,500          1,150
   O'Reilly Automotive*                                    1,800             72
   Office Depot*                                          18,100            341
   Omnicom Group                                          65,400          5,248
   Outback Steakhouse                                      2,800            136
   Petsmart                                                3,400             93
   Pulte Homes                                             2,800            156
   Radio One, Cl D*                                        9,300            172
   RadioShack                                              3,100            103
   Reebok International                                    2,100             87
   Rent-A-Center*                                         18,000            594
   Ross Stores                                             5,200            159
   Ruby Tuesday                                            2,600             84
   Ryland Group                                           10,000            888
   Saks*                                                  12,000            211
   Sears Roebuck (B)                                      54,700          2,350
   Sherwin-Williams                                       97,900          3,762
   Six Flags*                                              8,600             68
   Snap-On                                                 3,900            126
   Stanley Works                                          44,500          1,899
   Staples*                                              345,700          8,777
   Starbucks (B)*                                         16,700            630
   Starwood Hotels & Resorts Worldwide                    35,860          1,452
   Talbots                                                 1,200             43
   Target                                                 28,400          1,279
   Tiffany                                                 2,600             99
   Timberland, Cl A*                                      13,100            779
   Time Warner (B)*                                      906,660         15,286
   TJX                                                   199,000          4,887
   Toys "R" Us*                                           15,900            267
   Tribune                                                33,400          1,685
   UnitedGlobalCom, Cl A*                                 76,800            652
   Univision Communications, Cl A*                       146,510          4,836
   Valassis Communications*                               44,840          1,363
   VF                                                     35,900          1,677
   Viacom, Cl B                                          297,906         11,681
   Visteon                                                58,500            560
   Walt Disney                                           482,874         12,067
   Washington Post, Cl B                                     200            177
   Westwood One*                                           3,500            103
   Whirlpool                                              13,000            895
   Williams-Sonoma*                                        4,000            137
   XM Satellite Radio Holdings,
     Cl A (B)*                                           280,000          7,840
   Yum! Brands*                                            9,600            365
   Zale*                                                  20,300          1,249
                                                                      ---------
                                                                        316,080
                                                                     ----------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.9%
   Adolph Coors, Cl B                                     20,500     $    1,424
   Alberto-Culver                                         11,850            520
   Albertson's (B)                                        51,000          1,130
   Altria Group                                          357,400         19,460
   Anheuser-Busch                                         34,200          1,744
   Archer-Daniels-Midland                                116,200          1,960
   Avon Products                                          56,280          4,270
   BJ's Wholesale Club*                                   30,600            779
   Brown-Forman, Cl B                                      2,400            114
   Campbell Soup                                          11,300            308
   Clorox                                                  7,900            386
   Coca-Cola                                             223,869         11,261
   Coca-Cola Enterprises                                 129,600          3,132
   Colgate-Palmolive                                     131,844          7,265
   ConAgra Foods                                          41,400          1,115
   Constellation Brands, Cl A*                            20,900            671
   Costco Wholesale (B)*                                  11,400            428
   CVS                                                    51,900          1,832
   Dean Foods*                                            25,350            847
   Energizer Holdings*                                   102,380          4,780
   General Mills                                          40,100          1,872
   Gillette                                              406,907         15,910
   Hershey Foods (B)                                      24,400          2,022
   HJ Heinz                                                6,900            257
   Hormel Foods                                            4,000            117
   Kellogg                                                12,500            491
   Kimberly-Clark                                        103,200          6,512
   Kraft Foods, Cl A                                       6,700            215
   Kroger*                                               163,900          2,727
   Loews - Carolina Group                                 27,700            758
   McCormick                                               4,200            141
   Pepsi Bottling Group                                    4,400            131
   PepsiAmericas                                          45,000            919
   PepsiCo                                               306,459         16,503
   Procter & Gamble                                      196,438         20,602
   Rite Aid*                                              53,000            288
   RJ Reynolds Tobacco Holdings                           30,400          1,839
   Safeway (B)*                                          135,500          2,789
   Sara Lee                                               84,000          1,836
   Smithfield Foods*                                       2,700             73
   Supervalu                                              77,600          2,370
   Sysco                                                  26,900          1,050
   Tyson Foods, Cl A                                     106,645          1,925
   UST                                                    10,000            361
   Wal-Mart Stores                                       437,760         26,130
   Walgreen                                              183,900          6,060
   Whole Foods Market                                      2,500            187
   Wm. Wrigley Jr                                         67,210          3,973
                                                                     ----------
                                                                        181,484
                                                                     ----------

--------------------------------------------------------------------------------
2          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 5.9%
   Amerada Hess                                           34,700     $    2,265
   Anadarko Petroleum                                     25,200          1,307
   Apache                                                 10,342            446
   Ashland                                                22,700          1,055
   Baker Hughes                                            4,500            164
   BJ Services (B)*                                        3,100            134
   Burlington Resources                                   41,800          2,660
   ChevronTexaco                                         236,831         20,789
   Cimarex Energy*                                         2,285             66
   ConocoPhillips                                        179,100         12,503
   Cross Timbers Royalty Trust                               105              3
   Devon Energy                                           15,745            916
   ENSCO International                                     6,000            169
   ExxonMobil                                          1,222,182         50,831
   Forest Oil*                                             2,300             58
   Grant Prideco*                                          9,100            141
   Halliburton                                            35,400          1,076
   Helmerich & Payne                                       4,300            123
   Kerr-McGee (B)                                          6,500            335
   Marathon Oil                                          147,600          4,970
   Murphy Oil                                              7,800            491
   National-Oilwell (B)*                                   6,500            184
   Newfield Exploration*                                   5,100            244
   Noble Energy                                            5,500            259
   Occidental Petroleum                                   98,900          4,554
   Patterson-UTI Energy*                                   7,000            248
   Pioneer Natural Resources*                              9,900            320
   Pogo Producing                                          6,900            317
   Precision Drilling*                                    21,300            992
   Premcor*                                                1,800             56
   Rowan*                                                 11,200            236
   Schlumberger                                          108,551          6,931
   Smith International (B)*                                7,200            385
   Sunoco                                                 21,000          1,310
   Tidewater                                               1,900             53
   Unocal                                                 66,500          2,479
   Valero Energy                                           4,124            247
   Varco International*                                    4,700             85
   Western Gas Resources                                   9,500            483
   XTO Energy (B)                                         17,833            450
                                                                     ----------
                                                                        120,335
                                                                     ----------
FINANCIALS -- 23.6%
   21st Century Insurance Group                            9,000            130
   ACE                                                    14,200            606
   Affiliated Managers Group (B)*                          1,350             74
   Aflac                                                  58,300          2,340
   AG Edwards                                             32,700          1,279
   Allied Capital (B)                                      2,400             73
   Allmerica Financial*                                   15,400            532
   Allstate                                              224,300         10,197

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   AMB Property+                                           3,400     $      126
   AMBAC Financial Group                                  33,650          2,483
   American Express                                       77,500          4,018
   American International Group                          463,623         33,079
   AmerUs Group*                                           1,200             48
   AmSouth Bancorp                                        94,900          2,231
   AON (B)                                                48,100          1,342
   Apartment Investment &
     Management, Cl A+                                       900             28
   Archstone-Smith Trust+                                 56,300          1,661
   Arden Realty+                                           1,400             45
   Arthur J Gallagher                                      1,900             62
   Astoria Financial                                      82,100          3,122
   Bank of America (B)                                   323,000         26,157
   Bank of Hawaii                                         17,800            825
   Bank of New York                                       41,000          1,291
   Bank One                                              237,900         12,970
   Banknorth Group                                         4,600            157
   BB&T                                                   35,400          1,250
   Bear Stearns                                           64,000          5,612
   Boston Properties+                                      3,200            174
   Capital One Financial                                  22,200          1,675
   CarrAmerica Realty+                                     3,400            115
   Catellus Development+*                                  2,941             76
   Charles Schwab                                      1,055,220         12,251
   Charter One Financial                                   8,930            316
   Chubb                                                  30,900          2,149
   Cincinnati Financial                                    5,900            256
   Citigroup                                           1,160,470         59,996
   Citizens Banking                                        1,800             59
   Comerica                                               16,100            875
   Commerce Bancorp                                       14,600            962
   Compass Bancshares                                      4,000            166
   Countrywide Financial (B)                              22,833          2,190
   Crescent Real Estate Equity+                            2,000             36
   Doral Financial                                        25,050            882
   Duke Realty+                                           11,100            385
   Equity Office Properties Trust+                       163,400          4,721
   Equity Residential+                                    73,100          2,182
   Erie Indemnity, Cl A                                    7,000            338
   Fannie Mae                                            127,920          9,511
   Federated Investors, Cl B                               3,500            110
   Fidelity National Financial                            75,983          3,009
   Fifth Third Bancorp                                    19,470          1,078
   First American                                         93,000          2,829
   First Tennessee National                               78,600          3,749
   FirstMerit                                              5,200            135
   FleetBoston Financial                                 199,800          8,971
   Franklin Resources                                     85,900          4,783
   Freddie Mac                                           140,820          8,317
   Fremont General                                        29,300            897
   Friedman Billings Ramsey Group, Cl A                   33,100            893

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004          3

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (Unaudited)


Tax-Managed Large Cap Fund (Continued)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   GATX                                                    3,200     $       71
   General Growth Properties+                             42,700          1,501
   Golden West Financial                                  18,100          2,026
   Goldman Sachs Group                                   143,200         14,943
   Greater Bay Bancorp (B)                                 3,700            108
   Greenpoint Financial                                   50,850          2,223
   Hartford Financial Services Group                      33,200          2,115
   HCC Insurance Holdings                                  2,000             65
   Hibernia, Cl A                                         38,300            900
   Highwoods Properties+                                   1,500             39
   Host Marriott+*                                        19,800            253
   Huntington Bancshares                                  93,300          2,070
   Independence Community Bank                            29,000          1,182
   IndyMac Bancorp                                        51,700          1,876
   Investment Technology Group*                            2,400             37
   iStar Financial+                                        4,600            195
   Janus Capital Group                                    21,900            359
   Jefferson-Pilot                                        48,100          2,646
   John Hancock Financial Services                        79,500          3,473
   JP Morgan Chase                                       479,000         20,094
   Keycorp                                               171,700          5,201
   Legg Mason (B)                                          3,600            334
   Lehman Brothers Holdings                               70,469          5,840
   Liberty Property Trust+                                 3,300            148
   Lincoln National                                       55,800          2,640
   M&T Bank                                                3,500            314
   Mack-Cali Realty+                                      23,900          1,073
   Markel*                                                 1,700            489
   Marsh & McLennan                                       19,300            894
   Marshall & Ilsley                                       9,200            348
   MBIA                                                   69,300          4,345
   MBNA                                                  396,960         10,968
   Mellon Financial                                       25,100            785
   Mercantile Bankshares                                   1,300             56
   Merrill Lynch                                         127,200          7,576
   Metlife                                                66,500          2,373
   MGIC Investment                                         5,400            347
   Mony Group (B)*                                         6,100            192
   Moody's                                               172,540         12,216
   Morgan Stanley                                        164,500          9,426
   National City                                         196,400          6,988
   Nationwide Financial Services, Cl A                    16,000            577
   New York Community Bancorp                             24,466            839
   North Fork Bancorporation (B)                          17,300            732
   Northern Trust                                        165,700          7,720
   Nuveen Investments, Cl A                                2,400             67
   Old Republic International                             64,350          1,580
   PartnerRe Holdings                                      9,500            536
   Peoples Bank Bridgeport                                 2,000             93
   Phoenix (B)                                            22,400            300
   Piper Jaffray*                                          1,887            102
   Plum Creek Timber+                                     38,000          1,234

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   PMI Group                                              19,900     $      743
   PNC Financial Services Group                           82,200          4,556
   Popular                                                51,800          2,233
   Principal Financial Group*                             84,200          3,000
   Progressive                                            17,200          1,507
   Prologis+                                              12,100            434
   Protective Life                                         4,000            150
   Providian Financial*                                   15,500            203
   Prudential Financial                                   37,600          1,684
   Public Storage+                                         4,100            199
   Radian Group                                            9,500            405
   Raymond James Financial                                 2,700             67
   Regency Centers+                                        1,000             47
   Regions Financial                                      73,700          2,692
   Safeco (B)                                             22,700            980
   Silicon Valley Bancshares*                              3,100            101
   Simon Property Group+                                   7,100            415
   SLM                                                    21,900            916
   SouthTrust                                             35,100          1,164
   Sovereign Bancorp                                      15,600            334
   St. Joe                                                 2,900            118
   St. Paul                                               34,400          1,376
   State Street                                          173,340          9,036
   SunTrust Banks                                         53,200          3,709
   Synovus Financial                                       1,800             44
   T Rowe Price Group                                      5,000            269
   TCF Financial                                           2,200            112
   Torchmark                                              45,000          2,421
   Transatlantic Holdings                                  9,000            785
   Travelers Property Casualty, Cl B                     119,841          2,070
   Union Planters (B)                                     81,950          2,446
   UnionBanCal                                            14,200            744
   Unitrin                                                20,200            867
   UnumProvident                                           8,900            130
   US Bancorp                                            322,161          8,908
   Vornado Realty Trust+                                   3,000            181
   Wachovia                                              351,700         16,530
   Waddell & Reed Financial, Cl A                          7,800            191
   Washington Mutual (B)                                 179,968          7,686
   Webster Financial                                      30,200          1,531
   Wells Fargo                                           214,700         12,167
   Whitney Holding                                         1,600             67
   Willis Group Holdings                                  22,800            848
   Zions Bancorporation                                   16,300            932
                                                                     ----------
                                                                        483,331
                                                                     ----------
HEALTH CARE -- 10.5%
   Abbott Laboratories                                    65,200          2,680
   Advanced Medical Optics*                                2,444             60
   Aetna                                                  15,700          1,409
   Affymetrix*                                             2,100             71
   Alcon                                                   6,400            405


--------------------------------------------------------------------------------
4          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Allergan                                              105,400     $    8,870
   AmerisourceBergen                                       2,387            130
   Amgen*                                                259,395         15,089
   Amylin Pharmaceuticals*                                 3,500             83
   Anthem (B)*                                            12,474          1,131
   Apogent Technologies*                                  31,700            973
   Applera - Applied Biosystems Group                     54,300          1,074
   Barr Pharmaceuticals*                                     750             34
   Bausch & Lomb                                          17,100          1,025
   Baxter International                                   22,100            683
   Beckman Coulter                                        11,600            633
   Becton Dickinson                                       45,200          2,191
   Biogen Idec (B)*                                        9,340            519
   Biomet                                                 10,050            385
   Boston Scientific*                                     34,400          1,458
   Bristol-Myers Squibb                                  220,000          5,331
   Cardinal Health                                        58,300          4,017
   Caremark Rx (B)*                                       86,544          2,878
   Celgene*                                                2,000             95
   Chiron*                                                 3,700            163
   Cigna                                                  38,000          2,243
   Coventry Health Care*                                   1,500             63
   CR Bard                                                 1,900            185
   Cytyc*                                                  6,000            133
   DaVita*                                                 3,100            148
   Dentsply International                                    900             40
   Eli Lilly                                             137,693          9,212
   Express Scripts*                                        1,100             82
   Fisher Scientific International (B)*                    2,000            110
   Forest Laboratories*                                   13,600            974
   Genentech (B)*                                        157,700         16,688
   Genzyme*                                                8,700            409
   Gilead Sciences*                                        7,500            418
   Guidant                                                13,700            868
   HCA                                                    40,200          1,633
   Health Management Associates,
     Cl A (B)                                             14,000            325
   Health Net*                                             3,200             80
   Hillenbrand Industries                                  2,900            197
   Humana*                                                44,900            854
   ICOS (B)*                                               2,300             85
   ImClone Systems*                                        1,100             56
   IMS Health                                              3,944             92
   Invitrogen*                                            12,800            918
   IVAX*                                                   1,800             41
   Johnson & Johnson                                     264,447         13,413
   King Pharmaceuticals*                                  44,600            751
   Laboratory of America Holdings*                         5,300            208
   Lincare Holdings*                                       3,500            110
   Manor Care                                             26,800            946
   McKesson                                               78,300          2,356
   Medco Health Solutions*                                16,424            558
   Medicis Pharmaceutical, Cl A                            2,000             80

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medtronic                                             520,573     $   24,857
   Merck                                                 259,270         11,457
   Mettler Toledo International*                           2,300            102
   Millennium Pharmaceuticals*                             4,400             74
   Millipore*                                              1,400             72
   Mylan Laboratories                                     19,800            450
   Neurocrine Biosciences*                                   600             35
   Omnicare                                                4,200            186
   Oxford Health Plans                                     3,700            181
   Patterson Dental (B)*                                   2,100            144
   Pfizer                                              1,147,268         40,212
   Pharmaceutical Product
     Development*                                          4,300            128
   Quest Diagnostics*                                      2,400            199
   Renal Care Group*                                       2,900            133
   St. Jude Medical*                                       7,900            570
   Steris*                                                 5,400            139
   Stryker                                                 6,100            540
   Teva Pharmaceutical Industries ADR                        324             21
   UnitedHealth Group                                     25,594          1,649
   Universal Health Services, Cl B                         1,600             74
   Valeant Pharmaceuticals                                12,000            286
   Watson Pharmaceuticals*                                10,600            454
   WellPoint Health Networks*                            115,200         13,101
   Wyeth                                                 175,480          6,589
   Zimmer Holdings*                                       99,300          7,326
                                                                     ----------
                                                                        214,642
                                                                     ----------
INDUSTRIALS -- 7.3%
   3M                                                    106,630          8,730
   Accenture, Cl A*                                       33,500            831
   AGCO*                                                   1,800             37
   Allied Waste Industries*                                9,600            128
   American Power Conversion                               7,400            170
   American Standard*                                      2,400            273
   AMN Healthcare Services*                                7,200            132
   Apollo Group, Cl A*                                    45,450          3,914
   Avery Dennison                                          2,400            149
   Boeing                                                 18,200            747
   Burlington Northern Santa Fe                          165,400          5,210
   Career Education*                                         800             45
   Caterpillar                                            94,318          7,458
   Cavco Industries*                                         130              5
   Cendant*                                              419,960         10,243
   CH Robinson Worldwide                                   3,200            133
   ChoicePoint*                                            2,600             99
   Cintas*                                               116,000          5,045
   Continental Airlines, Cl B*                             4,900             61
   Cooper Industries, Cl A                                 7,400            423
   Crane                                                   1,700             56
   CSX                                                    40,300          1,221
   Cummins                                                25,900          1,514

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004          5

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Danaher (B)                                            47,700     $    4,454
   Deere                                                  22,800          1,580
   Deluxe                                                 27,900          1,119
   Dover                                                   6,100            236
   Dun & Bradstreet*                                       1,600             86
   Eaton                                                  55,000          3,090
   Emerson Electric                                       36,400          2,181
   Equifax                                                 7,600            196
   Expeditors International Washington                   223,400          8,822
   Fastenal (B)                                           67,200          3,608
   FedEx                                                  13,400          1,007
   Flowserve*                                             12,000            251
   Fluor                                                   1,500             58
   General Dynamics (B)                                    5,600            500
   General Electric                                      401,900         12,266
   Goodrich                                               27,000            758
   Graco                                                   9,150            266
   H&R Block                                               6,800            347
   Harsco                                                  2,300            105
   Herman Miller                                           1,900             51
   HON Industries                                         24,100            896
   Honeywell International                                82,300          2,786
   Hubbell, Cl B                                          15,800            634
   Hudson Highland Group*                                    750             21
   IKON Office Solutions                                   5,300             68
   Illinois Tool Works                                    13,500          1,070
   Iron Mountain*                                          4,200            187
   ITT Industries                                          4,000            305
   Jacobs Engineering Group*                                 800             36
   JetBlue Airways (B)*                                    6,600            167
   L-3 Communications Holdings*                           16,200            964
   Lafarge North America                                   3,100            126
   Lockheed Martin                                        36,100          1,648
   Manpower                                                2,200            102
   Masco (B)                                             161,247          4,908
   MKS Instruments*                                        3,500             84
   Monster Worldwide*                                     10,000            262
   Navistar International (B)*                             1,400             64
   Norfolk Southern                                       69,700          1,540
   Northrop Grumman                                        8,817            868
   Northwest Airlines (B)*                                26,000            263
   Paccar                                                 24,675          1,388
   Pall                                                    9,500            216
   Parker Hannifin                                         7,800            441
   Pentair                                                 2,400            142
   Pitney Bowes                                           16,400            699
   Raytheon                                               31,700            993
   Republic Services                                       6,400            173
   Robert Half International*                              5,800            137
   Rockwell Automation                                     6,000            208
   Rockwell Collins                                       35,000          1,106
   RR Donnelley & Sons                                    48,100          1,455

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ryder System                                           45,900     $    1,778
   ServiceMaster                                          14,400            173
   Shaw Group (B)*                                         7,600             82
   Skywest                                                 8,800            169
   Southwest Airlines                                     37,900            539
   SPX*                                                   38,000          1,728
   Steelcase, Cl A                                         3,900             51
   Swift Transportation*                                   2,900             50
   Teekay Shipping (B)                                    16,400          1,130
   Textron                                                58,400          3,104
   Thomas & Betts*                                        23,700            517
   Tyco International                                     25,600            733
   Union Pacific                                          21,500          1,286
   United Parcel Service, Cl B (B)                       226,746         15,836
   United Rentals*                                         9,100            162
   United Technologies                                    46,272          3,993
   Viad                                                   15,500            375
   W.W. Grainger                                           4,800            230
   Waste Management                                       21,300            643
   Weight Watchers International (B)*                    150,000          6,340
   York International                                      1,400             55
                                                                     ----------
                                                                        150,536
                                                                     ----------
INFORMATION TECHNOLOGY -- 16.2%
   Acxiom*                                                 2,400             53
   Adaptec*                                                5,300             46
   Adobe Systems                                           9,900            390
   Advanced Fibre Communication*                           3,900             86
   Advanced Micro Devices (B)*                             7,200            117
   Advent Software (B)*                                    2,800             52
   Affiliated Computer Services,
     Cl A (B)*                                            12,700            659
   Agilent Technologies*                                  20,100            636
   Altera*                                                12,800            262
   Amphenol, Cl A*                                         2,200             65
   Analog Devices                                         22,100          1,061
   Andrew*                                                18,500            324
   Apple Computer*                                         5,300            143
   Applied Materials*                                     54,600          1,167
   Arrow Electronics*                                     88,200          2,246
   Autodesk                                                4,100            130
   Automatic Data Processing                              65,900          2,768
   Avaya*                                                 68,500          1,088
   Avnet*                                                 68,200          1,670
   AVX                                                     9,900            163
   BEA Systems*                                           19,700            251
   BISYS Group*                                            2,900             49
   BMC Software*                                           8,900            174
   Broadcom, Cl A*                                         7,000            274
   Cadence Design Systems (B)*                            14,800            218
   CDW                                                     3,590            243
   Certegy                                                 3,300            116
   Checkfree (B)*                                          3,200             94

--------------------------------------------------------------------------------
6          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cisco Systems*                                      1,177,220     $   27,688
   Citrix Systems*                                        28,500            616
   Cognizant Technology Solutions*                           978             44
   Computer Associates International                      24,600            661
   Computer Sciences*                                      4,000            161
   Comverse Technology*                                   21,100            383
   Convergys*                                             47,300            719
   Corning*                                               79,500            889
   CSG Systems International*                              8,100            139
   Cypress Semiconductor (B)*                             56,200          1,150
   Dell*                                                 418,730         14,078
   Diebold                                                 5,800            279
   DST Systems*                                            1,700             77
   EchoStar Communications, Cl A*                        331,890         10,869
   Electronic Arts*                                      102,812          5,548
   Electronic Data Systems (B)                            80,900          1,565
   EMC*                                                  473,210          6,440
   Emulex (B)*                                             1,700             36
   Fair Isaac                                              4,050            146
   Fairchild Semiconductor
     International*                                        3,400             82
   First Data                                            673,715         28,404
   Fiserv*                                               154,550          5,528
   Flextronics International (B)*                         42,300            728
   Global Payments                                         2,000             90
   Harris                                                  3,000            145
   Hewlett-Packard                                       546,127         12,473
   Ingram Micro, Cl A*                                    47,600            862
   Integrated Device Technology*                           9,200            138
   Intel                                               1,180,250         32,103
   International Business Machines                       150,000         13,776
   International Rectifier*                                1,900             87
   Intersil, Cl A                                          5,500            123
   Intuit*                                                44,810          2,011
   Jabil Circuit*                                          5,300            156
   Juniper Networks (B)*                                  14,300            372
   Kemet*                                                 12,000            172
   Kla-Tencor*                                             6,100            307
   Lam Research (B)*                                       2,600             66
   Lexmark International*                                  4,000            368
   Linear Technology                                     128,800          4,768
   Lucent Technologies (B)*                              429,100          1,764
   Macromedia*                                             7,400            148
   Maxim Integrated Products                              84,300          3,970
   Maxtor*                                               157,700          1,285
   Mercury Interactive*                                    1,000             45
   Microchip Technology                                    7,300            194
   Micron Technology*                                      8,800            147
   Microsoft                                           1,358,580         33,924
   Molex (B)                                               1,400             43
   Motorola                                              297,100          5,229
   National Semiconductor*                                81,700          3,630

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   NCR*                                                   37,300     $    1,643
   Network Appliance*                                     10,900            234
   Network Associates*                                     8,800            158
   Novellus Systems*                                      10,600            337
   Nvidia (B)*                                            15,700            416
   Oracle (B)*                                           366,400          4,400
   Paychex                                               544,800         19,395
   Peoplesoft*                                            12,700            235
   PerkinElmer                                           151,100          3,126
   Perot Systems, Cl A*                                   13,400            178
   Plantronics*                                           23,100            846
   PMC - Sierra*                                           6,600            112
   Polycom*                                               11,200            238
   QLogic*                                                 4,300            142
   Qualcomm                                              474,542         31,519
   Rambus*                                                 2,000             56
   Reynolds & Reynolds, Cl A                               3,400             97
   RF Micro Devices (B)*                                  18,400            156
   Sabre Holdings                                         86,300          2,141
   Sandisk (B)*                                          141,600          4,017
   Sanmina-SCI*                                          178,100          1,961
   Scientific-Atlanta                                     31,800          1,028
   Semtech*                                               11,500            262
   Siebel Systems (B)*                                    22,800            262
   Solectron (B)*                                         73,000            404
   Storage Technology*                                     6,000            167
   Sun Microsystems*                                     318,200          1,324
   Sungard Data Systems*                                 103,600          2,839
   Sybase*                                                 2,400             50
   Symantec (B)*                                          12,000            556
   Symbol Technologies                                     7,600            105
   Tech Data*                                              8,886            364
   Tektronix                                               3,200            105
   Tellabs (B)*                                           55,300            477
   Teradyne*                                              18,800            448
   Texas Instruments (B)                                 117,820          3,443
   Thermo Electron*                                        7,000            198
   Titan*                                                  3,800             77
   Unisys*                                                61,900            884
   Utstarcom*                                              4,100            118
   VeriSign*                                              14,900            247
   Veritas Software*                                      90,700          2,441
   Vishay Intertechnology (B)*                             9,500            203
   Waters*                                                 5,800            237
   WebMD (B)*                                             20,600            183
   Xerox (B)*                                            113,400          1,652
   Xilinx*                                                22,000            836
   Yahoo! (B)*                                            53,900          2,619
   Zebra Technologies, Cl A*                                 600             42
                                                                     ----------
                                                                        332,149
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004          7

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 2.6%
   Agrium                                                 48,100     $      707
   Air Products & Chemicals                                9,900            496
   Alcan                                                  24,900          1,115
   Alcoa                                                 229,000          7,944
   Ball                                                      700             47
   Bemis                                                  47,600          1,238
   Bowater                                                 1,600             70
   Consol Energy (B)                                       2,800             75
   Cytec Industries*                                      26,100            928
   Dow Chemical                                          109,400          4,407
   E.I. Du Pont de Nemours                               111,500          4,708
   Eastman Chemical                                       19,600            837
   Ecolab                                                 11,200            320
   Engelhard                                               7,700            230
   Florida Rock Industries                                 1,200             51
   Freeport-McMoRan Copper & Gold,
     Cl B                                                 24,000            938
   Georgia-Pacific (B)                                    87,800          2,958
   Hercules*                                               6,500             75
   International Flavors & Fragrances                      6,200            220
   International Paper                                    49,000          2,071
   Louisiana-Pacific*                                     29,700            766
   Lubrizol                                               45,000          1,417
   Lyondell Chemical (B)                                  50,200            745
   Martin Marietta Materials                              14,200            655
   MeadWestvaco                                            4,900            139
   Monsanto                                               75,638          2,774
   Newmont Mining                                         14,100            657
   Nucor                                                   2,300            141
   OM Group*                                              20,900            635
   Pactiv*                                                 8,000            178
   Peabody Energy                                          2,200            102
   Potash of Saskatchewan                                 10,300            857
   PPG Industries                                         42,200          2,460
   Praxair                                               248,600          9,228
   RPM International                                       3,000             50
   Sealed Air (B)*                                        10,500            522
   Sigma-Aldrich                                           2,700            149
   Smurfit-Stone Container*                                6,260            110
   Sonoco Products                                        18,600            452
   Temple-Inland                                           4,700            298
   United States Steel                                     2,600             97
   Vulcan Materials                                        4,100            194
   Weyerhaeuser                                            9,400            616
                                                                     ----------
                                                                         52,677
                                                                     ----------
TELECOMMUNICATION SERVICES -- 3.3%
   Alltel                                                 40,600          2,026
   AT&T                                                  299,280          5,857
   AT&T Wireless Services*                               166,700          2,269
   BellSouth                                             464,200         12,854

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CenturyTel                                             46,600     $    1,281
   Citizens Communications (B)*                           22,700            294
   Crown Castle International (B)*                       117,810          1,488
   Nextel Communications, Cl A*                           43,100          1,066
   Nokia ADR                                             349,500          7,088
   SBC Communications                                    561,590         13,781
   Sprint-FON Group                                      208,300          3,839
   Sprint-PCS Group*                                      96,900            891
   Telephone & Data Systems                               18,900          1,339
   US Cellular*                                           11,000            425
   Verizon Communications                                385,800         14,097
   West*                                                   2,600             65
                                                                     ----------
                                                                         68,660
                                                                     ----------
UTILITIES -- 3.2%
   Allegheny Energy*                                      12,800            175
   Alliant Energy                                          3,200             83
   Ameren (B)                                              5,600            258
   American Electric Power                                94,500          3,111
   Aqua America                                            2,000             43
   Centerpoint Energy (B)                                 91,700          1,048
   Cinergy                                                 4,800            196
   Consolidated Edison                                     9,400            415
   Constellation Energy Group                            121,000          4,834
   Dominion Resources                                     17,600          1,132
   DTE Energy                                             54,340          2,236
   Duke Energy (B)                                        59,300          1,340
   Edison International                                  222,100          5,395
   El Paso                                                85,600            609
   Energy East                                             2,500             63
   Entergy                                               121,000          7,199
   Equitable Resources                                       900             40
   Exelon                                                 61,900          4,263
   FirstEnergy                                            41,000          1,602
   FPL Group                                               9,300            622
   Great Plains Energy                                     7,100            240
   Idacorp                                                 2,900             87
   KeySpan (B)                                             2,000             76
   Kinder Morgan                                           4,500            284
   MDU Resources Group                                     3,300             78
   National Fuel Gas                                      12,100            298
   Nicor                                                   4,700            166
   NiSource                                               65,500          1,392
   Northeast Utilities                                   177,900          3,318
   NSTAR                                                  32,100          1,628
   OGE Energy                                              7,500            198
   Oneok                                                 130,900          2,952
   Peoples Energy                                         15,300            683
   Pepco Holdings                                          1,600             33
   PG&E (B)*                                              21,100            611
   Pinnacle West Capital                                  46,600          1,834
   PPL                                                    41,800          1,906

--------------------------------------------------------------------------------
8          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                        Shares/
                                                        Face Amount Market Value
Description                                            ($Thousands)($ Thousands)
--------------------------------------------------------------------------------
   Progress Energy                                         5,500     $      259
   Public Service Enterprise Group                        21,700          1,019
   Puget Energy                                            5,000            112
   Questar                                                25,600            933
   Reliant Resources (B)*                                  5,362             44
   Sempra Energy                                         101,200          3,218
   Southern                                               27,600            842
   TECO Energy (B)                                         9,800            143
   Texas Genco Holdings                                    8,400            300
   TXU                                                    76,850          2,203
   WGL Holdings                                           32,600            981
   Wisconsin Energy (B)                                   56,100          1,804
   Xcel Energy                                           146,500          2,609
                                                                     ----------
                                                                         64,915
                                                                     ----------
Total Common Stock
   (Cost $1,718,372) ($ Thousands)                                    1,984,809
                                                                     ----------

CORPORATE OBLIGATIONS (C) (E) -- 2.5%
FINANCIALS -- 2.3%
   Belford Funding
        1.090%, 02/02/05                                 $ 3,734          3,734
   Blue Heron Funding
        1.120%, 02/23/05                                   3,735          3,735
        1.120%, 03/18/05                                   1,681          1,681
   CCN Bluegrass
        1.160%, 02/18/05                                   2,801          2,801
   CIT Group
        1.900%, 04/08/04                                   2,203          2,203
        1.763%, 05/03/04                                     373            373
        1.200%, 12/01/04                                   2,241          2,241
   Citigroup
        1.460%, 05/04/04                                     874            874
   Commodore
        1.270%, 12/12/38                                   1,120          1,120
   Countrywide Home Loans
        1.270%, 05/14/04                                     934            934
        1.235%, 09/24/04                                   1,307          1,307
        1.200%, 02/23/05                                   1,083          1,083
        1.190%, 01/18/05                                   1,867          1,867
   Duke Funding
        1.180%, 04/08/05                                   1,867          1,867
   Goldman Sachs Group
        1.340%, 05/04/04                                   1,867          1,867
   HBOS Treasury Services
        1.120%, 07/19/04                                     485            486
   Harwood
        1.150%, 06/21/04                                     934            934
   Household Finance
        1.870%, 04/23/04                                     187            187

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Liberty Light US Capital
        1.070%, 02/09/05                                 $ 1,867     $    1,867
        1.060%, 05/17/04                                   1,120          1,120
        1.060%, 01/14/05                                   1,867          1,867
   Merrill Lynch
        1.050%, 04/13/04                                   1,867          1,867
   Morgan Stanley
        1.100%, 04/04/05                                     747            747
        1.080%, 07/06/04                                   1,867          1,867
        1.080%, 07/23/04                                   1,867          1,867
   Orchid Structured Finance
        1.220%, 11/18/04                                   2,596          2,596
   Paragon Mortgages
        1.110%, 09/15/04                                   1,619          1,619
   Sigma Finance
        1.066%, 11/01/04                                   1,120          1,120
   Tango
        1.380%, 08/13/04                                   1,867          1,867
                                                                     ----------
                                                                         47,698
                                                                     ----------
INDUSTRIALS -- 0.2%
   Caterpillar
        1.300%, 04/08/04                                   1,120          1,120
        1.270%, 05/28/04                                     934            934
        1.240%, 07/09/04                                   1,867          1,867
                                                                     ----------
                                                                          3,921
                                                                     ----------
Total Corporate Obligations
   (Cost $51,619) ($ Thousands)                                          51,619
                                                                     ----------
COMMERCIAL PAPER (C) (D) -- 1.6%
FINANCIALS -- 1.6%
   Amsterdam Funding
        1.051%, 05/17/04                                   2,988          2,984
   Beethoven Funding
        1.105%, 08/26/04                                     855            851
   Bradford & Bingley
        1.186%, 09/10/04                                   1,867          1,857
        1.185%, 08/17/04                                   1,232          1,227
   CRE Funding
        1.090%, 04/07/04                                     747            747
   Grampian Funding
        1.150%, 04/14/04                                   1,867          1,867
   Mitten
        1.041%, 04/22/04                                   1,867          1,866
   Moat Funding
        1.150%, 04/06/04                                   2,801          2,800
   Park Granada
        1.064%, 07/30/04                                   3,548          3,535
        1.063%, 07/15/04                                   1,867          1,862


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004          9

STATEMENT OF NET ASSETS (Unaudited)


Tax-Managed Large Cap Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rhineland Funding
        1.102%, 05/25/04                                 $ 1,494     $    1,491
        1.101%, 04/26/04                                   1,498          1,497
        1.093%, 06/23/04                                   1,280          1,277
        1.080%, 04/08/04                                     551            551
        1.080%, 04/16/04                                     964            964
   Tannehill Capital
        1.172%, 05/19/04                                   1,867          1,864
   Tulip Funding
        1.060%, 04/01/04                                   4,855          4,855
                                                                     ----------
Total Commercial Paper
   (Cost $32,095) ($ Thousands)                                          32,095
                                                                     ----------

CASH EQUIVALENTS -- 2.9%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                             933,631            934
   Bear Stearns Master Notes (C)                       3,734,523          3,735
   First Union Cash Management
     Program                                             635,768            636
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                    54,585,508         54,586
                                                                     ----------
Total Cash Equivalents
   (Cost $59,891) ($ Thousands)                                          59,891
                                                                     ----------

U.S. TREASURY OBLIGATIONS -- 0.2%
  U.S. Treasury Bills (A)
        0.980%, 08/26/04                                   3,500          3,486
        0.960%, 09/23/04                                     200            199
                                                                     ----------
Total U.S. Treasury Obligations
   (Cost $3,685) ($ Thousands)                                            3,685
                                                                     ----------

REPURCHASE AGREEMENTS (C) -- 1.0%
   Deutsche Bank
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $9,045,394
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $9,226,063)                                    9,045          9,045
   Lehman Brothers
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $11,764,094
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $11,999,076)                                  11,764         11,764
                                                                     ----------
Total Repurchase Agreements
   (Cost $20,809) ($ Thousands)                                          20,809
                                                                     ----------
Total Investments -- 105.1%
   (Cost $1,886,471) ($ Thousands)                                    2,152,908
                                                                     ----------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.1)%
Payable Upon Return on Securities Loaned                             $ (109,192)
Investment Advisory Fees Payable                                           (526)
Administration Fees Payable                                                (606)
Shareholder Servicing Fees Payable                                         (314)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                         6,551
                                                                     ----------
Total Other Assets and Liabilities                                     (104,089)
                                                                     ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited  authorization -- no par value)
   based on 195,496,945 outstanding shares
   of beneficial interest                                             2,410,869
Paid-in-Capital -- Class Y
   (unlimited  authorization -- no par value)
   based on 455,804 outstanding shares
   of beneficial interest                                                 4,523
Undistributed net investment income                                          92
Accumulated net realized loss on investments
   and futures contracts                                               (633,414)
Net unrealized appreciation on investments                              266,437
Net unrealized appreciation on futures contracts                            312

Total Net Assets -- 100.0%                                           $2,048,819
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,044,042,588 / 195,496,945 shares)                                 $10.46
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class Y
   ($4,776,658 / 455,804 shares)                                         $10.48
                                                                         ======

* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2004 (see Note 7). The total value of securities on loan at March 31, 2004 was $105,172,500.
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2004 was $109,192,176.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2004.
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
10        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

Large Cap Value Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
CONSUMER DISCRETIONARY -- 13.1%
   Autoliv (B)                                           383,900     $   15,740
   Autonation*                                           221,700          3,780
   Barnes & Noble (B)*                                   114,000          3,716
   Black & Decker (B)                                     69,800          3,974
   Blockbuster, Cl A (B)                                 176,400          3,087
   Boise Cascade                                          22,902            794
   BorgWarner                                             72,400          6,142
   Brunswick                                             222,700          9,093
   Caesars Entertainment*                                150,400          1,961
   CBRL Group                                             86,000          3,409
   Centex                                                 93,200          5,038
   Circuit City Stores                                   170,000          1,921
   Clear Channel Communications                           52,000          2,202
   Comcast, Cl A*                                        169,400          4,869
   Dana                                                   75,000          1,489
   Darden Restaurants                                    169,000          4,189
   Delphi                                                781,100          7,780
   DR Horton                                             461,250         16,342
   Eastman Kodak (B)                                     196,300          5,137
   Federated Department Stores                           637,500         34,457
   Ford Motor (B)                                      1,402,200         19,028
   Fortune Brands                                         60,000          4,598
   Fox Entertainment Group, Cl A*                        261,200          7,079
   Gannett                                                67,000          5,905
   General Motors (B)                                    673,800         31,736
   Genuine Parts                                          33,800          1,106
   Hasbro                                                377,700          8,215
   Interpublic Group (B)*                                207,000          3,184
   JC Penney (B)                                         168,800          5,871
   Johnson Controls                                      163,800          9,689
   Jones Apparel Group                                   116,000          4,193
   KB Home (B)                                           142,200         11,490
   Knight-Ridder                                          84,000          6,153
   Lennar, Cl A (B)                                      195,200         10,547
   Liberty Media, Cl A*                                   87,700            960
   Limited (B)                                           606,500         12,130
   Magna International, Cl A                               9,700            768
   Mandalay Resort Group                                 258,600         14,807
   May Department Stores (B)                             159,700          5,522
   Maytag (B)                                            138,500          4,372
   McDonald's (B)                                      1,383,500         39,527
   McGraw-Hill                                            67,900          5,170
   McLeodUSA, Cl A (B) (D)*                              251,800             --
   MDC Holdings                                           75,460          5,312
   Media General, Cl A                                    66,200          4,454
   Meredith                                               20,100          1,016
   Metro-Goldwyn-Mayer*                                  179,700          3,127
   Michaels Stores                                       104,500          5,081
   NTL*                                                   42,400          2,521
   NVR (B)*                                               14,000          6,440

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Rent-A-Center*                                         90,800     $    2,995
   Sears Roebuck (B)                                     251,100         10,787
   Sherwin-Williams                                      348,500         13,393
   Stanley Works                                         232,400          9,919
   Timberland, Cl A*                                      38,400          2,283
   Time Warner (B)*                                    2,926,500         49,341
   Tribune                                               118,100          5,957
   UnitedGlobalCom, Cl A*                                381,600          3,240
   VF                                                    159,800          7,463
   Viacom, Cl B                                          579,500         22,722
   Walt Disney                                         1,019,200         25,470
   Whirlpool                                              66,700          4,594
   Zale*                                                  99,900          6,149
                                                                     ----------
                                                                        539,434
                                                                     ----------
CONSUMER STAPLES -- 7.1%
   Adolph Coors, Cl B                                    109,300          7,591
   Alberto-Culver                                         59,100          2,593
   Albertson's (B)                                       323,500          7,166
   Altria Group                                        1,352,400         73,638
   Archer-Daniels-Midland                                646,500         10,906
   Avon Products                                         127,800          9,696
   BJ's Wholesale Club*                                  111,100          2,827
   Coca-Cola Enterprises                                 419,600         10,142
   ConAgra Foods                                          43,000          1,158
   Constellation Brands, Cl A*                            89,600          2,876
   CVS                                                   188,200          6,643
   Dean Foods*                                           203,000          6,780
   Energizer Holdings*                                   365,100         17,046
   General Mills                                         176,400          8,234
   Hershey Foods (B)                                     104,500          8,658
   Kimberly-Clark                                        414,100         26,130
   Kroger*                                               632,400         10,523
   Loews - Carolina Group                                110,300          3,017
   PepsiAmericas                                         211,500          4,319
   PepsiCo                                                85,200          4,588
   Procter & Gamble                                      254,100         26,650
   Rite Aid*                                             300,000          1,632
   RJ Reynolds Tobacco Holdings                          107,100          6,480
   Safeway (B)*                                          426,327          8,774
   Sara Lee                                              244,500          5,345
   Supervalu                                             330,600         10,097
   Tyson Foods, Cl A                                     553,900          9,998
                                                                     ----------
                                                                        293,507
                                                                     ----------
ENERGY -- 10.9%
   Amerada Hess (B)                                      178,300         11,639
   Anadarko Petroleum                                     92,900          4,818
   Ashland                                                87,700          4,077
   Burlington Resources                                   97,600          6,210
   ChevronTexaco                                         981,700         86,174

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         11

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ConocoPhillips                                        757,500     $   52,881
   Devon Energy (B)                                       43,300          2,518
   ExxonMobil                                          5,076,100        211,115
   Kerr-McGee (B)                                         61,000          3,142
   Marathon Oil                                          731,700         24,636
   Noble Energy                                           25,600          1,206
   Occidental Petroleum                                  374,400         17,241
   Precision Drilling*                                    94,800          4,416
   Sunoco                                                 82,500          5,146
   Unocal                                                329,000         12,265
   Western Gas Resources                                  48,000          2,441
                                                                     ----------
                                                                        449,925
                                                                     ----------
FINANCIALS -- 36.2%
   ACE                                                    51,800          2,210
   Aflac                                                 191,000          7,667
   AG Edwards                                            162,000          6,337
   Allstate                                              997,500         45,346
   American Express                                       86,100          4,464
   American International Group                          700,400         49,974
   AmSouth Bancorp                                       387,600          9,112
   AON (B)                                               170,400          4,756
   Archstone-Smith Trust+                                235,100          6,938
   Astoria Financial                                     357,200         13,584
   Bank of America (B)                                 1,292,000        104,626
   Bank of Hawaii                                         90,500          4,193
   Bank of New York                                       58,500          1,843
   Bank One                                              948,300         51,701
   BB&T                                                   61,700          2,178
   Bear Stearns                                          299,700         26,278
   Capital One Financial (B)                              69,300          5,227
   Charter One Financial                                 121,700          4,303
   Chubb                                                 122,700          8,533
   Citigroup (B)                                       4,094,300        211,675
   Comerica                                               83,700          4,547
   Commerce Bancorp                                       65,000          4,282
   Countrywide Financial (B)                              91,200          8,746
   Doral Financial                                       115,200          4,055
   Equity Office Properties Trust+                       719,300         20,781
   Equity Residential+                                   245,000          7,313
   Fannie Mae                                             36,700          2,729
   Fidelity National Financial                           332,200         13,155
   First American                                        470,874         14,324
   First Tennessee National                              309,200         14,749
   FleetBoston Financial                                 809,500         36,347
   Franklin Resources                                    169,918          9,461
   Freddie Mac                                            86,600          5,115
   Fremont General                                       147,800          4,523
   Friedman Billings Ramsey Group,
     Cl A                                                164,200          4,432
   General Growth Properties (B)+                        213,400          7,501
   Goldman Sachs Group                                   245,600         25,628
   Greenpoint Financial                                  256,900         11,229

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hartford Financial Services Group (B)                 127,800     $    8,141
   Hibernia, Cl A                                        186,000          4,369
   Huntington Bancshares                                 422,800          9,382
   Independence Community Bank                           141,100          5,750
   IndyMac Bancorp                                       264,000          9,581
   IPC Holdings                                           14,900            587
   Jefferson-Pilot                                       216,700         11,921
   John Hancock Financial Services                       297,100         12,980
   JP Morgan Chase                                     2,016,300         84,584
   Keycorp (B)                                           653,300         19,788
   Lehman Brothers Holdings                              304,200         25,209
   Lincoln National                                      240,400         11,376
   Loews                                                  69,100          4,081
   Mack-Cali Realty+                                      93,900          4,217
   Markel*                                                 8,500          2,447
   MBIA                                                  349,900         21,939
   MBNA                                                1,254,300         34,656
   Mercury General                                        83,900          4,189
   Merrill Lynch                                         491,100         29,250
   Metlife                                               164,400          5,866
   Morgan Stanley                                        549,400         31,481
   National City                                         811,096         28,859
   Nationwide Financial Services, Cl A                    84,200          3,035
   New York Community Bancorp                            110,000          3,771
   Old Republic International                            278,400          6,837
   PartnerRe Holdings                                     46,700          2,636
   Piper Jaffray*                                          5,546            300
   Plum Creek Timber+                                    173,500          5,635
   PMI Group                                             102,000          3,811
   PNC Financial Services Group                          415,900         23,049
   Popular                                               235,700         10,159
   Principal Financial Group*                            361,600         12,884
   Progressive                                            46,900          4,108
   Prudential Financial                                  105,200          4,711
   Radian Group                                           62,700          2,671
   Regions Financial                                     360,700         13,173
   Safeco                                                 65,300          2,819
   SouthTrust                                             96,100          3,187
   St. Paul                                              230,500          9,222
   SunTrust Banks                                        215,500         15,023
   Torchmark                                             196,800         10,586
   Travelers Property Casualty, Cl B                     304,800          5,264
   Union Planters (B)                                    336,700         10,050
   UnionBanCal                                            74,400          3,898
   US Bancorp                                          1,215,600         33,611
   Wachovia                                            1,469,712         69,076
   Washington Mutual                                     611,100         26,100
   Webster Financial                                     149,400          7,576
   Wells Fargo                                           913,900         51,791
   Xl Capital, Cl A                                       28,700          2,182
   Zions Bancorporation                                   75,200          4,301
                                                                     ----------
                                                                      1,491,981
                                                                     ----------

--------------------------------------------------------------------------------
12         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 3.2%
   Aetna                                                  46,300     $    4,154
   Alcon                                                  16,700          1,057
   Anthem (B)*                                            48,000          4,351
   Apogent Technologies*                                 175,300          5,378
   Applera - Applied Biosystems Group                    157,600          3,117
   Bausch & Lomb                                         146,200          8,768
   Beckman Coulter                                        53,200          2,902
   Becton Dickinson                                      184,600          8,949
   Bristol-Myers Squibb                                  798,800         19,355
   Cigna                                                 161,800          9,549
   HCA (B)                                                64,400          2,616
   Humana*                                               384,000          7,304
   Invitrogen (B)*                                        63,400          4,545
   Johnson & Johnson                                      68,700          3,484
   King Pharmaceuticals*                                 228,000          3,840
   Manor Care                                            116,200          4,101
   McKesson                                              205,100          6,171
   Merck                                                 650,600         28,750
   WellPoint Health Networks*                             33,600          3,821
                                                                     ----------
                                                                        132,212
                                                                     ----------
INDUSTRIALS -- 6.6%
   3M                                                     70,800          5,796
   Accenture, Cl A*                                      151,700          3,762
   Burlington Northern Santa Fe                          757,500         23,861
   Caterpillar                                           245,500         19,412
   Cendant (B)*                                          866,400         21,131
   Cooper Industries, Cl A                                35,600          2,036
   Crane                                                  30,000            990
   CSX                                                   144,900          4,389
   Cummins (B)                                           125,600          7,341
   Danaher                                               170,200         15,892
   Deere                                                  59,600          4,131
   Deluxe                                                111,700          4,479
   Eaton                                                 213,000         11,968
   Emerson Electric                                      120,200          7,202
   General Electric                                       83,700          2,555
   Goodrich                                               92,700          2,602
   H&R Block                                              76,000          3,878
   HON Industries                                         77,200          2,869
   Honeywell International                               263,600          8,923
   Hubbell, Cl B                                          60,900          2,444
   Illinois Tool Works                                    23,100          1,830
   L-3 Communications Holdings*                           80,400          4,782
   Lockheed Martin                                        98,500          4,496
   Masco                                                 468,700         14,267
   Norfolk Southern                                      190,100          4,199
   Northrop Grumman                                       28,000          2,756
   Paccar                                                 97,050          5,458
   Parker Hannifin                                        18,500          1,045
   Pitney Bowes                                           31,800          1,355

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Raytheon                                              104,200     $    3,266
   Rockwell Collins                                      132,400          4,185
   RR Donnelley & Sons                                   255,500          7,729
   Ryder System                                          231,700          8,974
   Southwest Airlines                                    127,800          1,816
   SPX (B)*                                              181,200          8,241
   Teekay Shipping                                        67,500          4,651
   Textron                                               314,800         16,732
   Thomas & Betts*                                       114,200          2,492
   Union Pacific                                          58,400          3,493
   United Technologies                                   165,000         14,240
   Viad                                                   57,200          1,383
                                                                     ----------
                                                                        273,051
                                                                     ----------
INFORMATION TECHNOLOGY -- 6.0%
   Affiliated Computer Services,
     Cl A (B)*                                            40,900          2,123
   Agilent Technologies*                                  60,000          1,898
   Arrow Electronics*                                    244,300          6,220
   Avaya*                                                347,200          5,513
   Avnet*                                                321,700          7,878
   Cisco Systems*                                        182,200          4,285
   Convergys*                                            233,400          3,548
   Corning (B)*                                          205,000          2,292
   Cypress Semiconductor (B)*                            168,200          3,443
   Electronic Data Systems (B)                           318,800          6,169
   Flextronics International (B)*                        206,800          3,561
   Harris                                                 22,000          1,065
   Hewlett-Packard                                     2,020,800         46,155
   Ingram Micro, Cl A*                                   124,600          2,255
   International Business Machines                       465,300         42,733
   Lucent Technologies (B)*                            1,106,400          4,547
   Maxtor*                                               758,700          6,183
   Motorola                                            1,010,000         17,776
   National Semiconductor*                               333,600         14,822
   NCR*                                                  178,600          7,869
   Novell*                                                85,000            967
   PerkinElmer                                           600,561         12,426
   Plantronics*                                          101,100          3,701
   Qualcomm                                               41,900          2,783
   Reynolds & Reynolds, Cl A                             130,400          3,705
   Sanmina-SCI*                                          710,200          7,819
   Scientific-Atlanta                                    137,200          4,437
   Solectron (B)*                                        600,400          3,320
   Sun Microsystems (B)*                                 871,800          3,627
   Tech Data*                                             63,701          2,608
   Unisys*                                               244,300          3,489
   Vishay Intertechnology (B)*                           105,000          2,241
   Xerox (B)*                                            412,000          6,003
                                                                     ----------
                                                                        247,461
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         13

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 4.1%
   Agrium                                                282,600     $    4,154
   Alcan                                                 127,000          5,688
   Alcoa                                               1,069,000         37,084
   Bemis                                                 154,200          4,009
   Cytec Industries*                                     129,800          4,617
   Dow Chemical                                          391,900         15,786
   E.I. Du Pont de Nemours                               359,800         15,191
   Eastman Chemical (B)                                   93,600          3,995
   Engelhard                                             127,800          3,820
   Freeport-McMoRan Copper & Gold,
     Cl B                                                102,800          4,018
   Georgia-Pacific                                       362,800         12,223
   International Paper                                   152,500          6,445
   Louisiana-Pacific*                                    155,100          4,002
   Lubrizol                                              271,000          8,534
   Lyondell Chemical                                      55,000            816
   Martin Marietta Materials                              63,800          2,945
   MeadWestvaco                                           58,000          1,641
   Monsanto                                              383,867         14,076
   Nucor                                                  18,000          1,107
   PPG Industries                                        158,600          9,246
   Praxair                                               107,200          3,979
   Sonoco Products                                        52,200          1,267
   Temple-Inland                                          32,200          2,039
   Weyerhaeuser (B)                                       13,200            865
                                                                     ----------
                                                                        167,547
                                                                     ----------
TELECOMMUNICATION SERVICES -- 5.4%
   Alltel                                                130,600          6,516
   AT&T                                                1,249,800         24,459
   AT&T Wireless Services*                                93,200          1,268
   BellSouth                                           2,026,500         56,114
   CenturyTel                                            196,900          5,413
   Qwest Communications International*                   179,500            774
   SBC Communications                                  2,193,500         53,828
   Sprint-FON Group                                      603,500         11,122
   Sprint-PCS Group*                                     267,500          2,461
   Telephone & Data Systems                               61,000          4,323
   Verizon Communications                              1,586,200         57,960
                                                                     ----------
                                                                        224,238
                                                                     ----------
UTILITIES -- 6.1%
   American Electric Power                               189,500          6,238
   Centerpoint Energy (B)                                557,000          6,367
   Constellation Energy Group                            540,000         21,573
   Dominion Resources                                     29,300          1,884
   DTE Energy                                             70,800          2,913
   Duke Energy (B)                                       117,400          2,653
   Edison International                                1,019,200         24,756
   El Paso (B)                                           515,500          3,665

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Entergy                                               561,800     $   33,427
   Exelon                                                212,400         14,628
   FirstEnergy                                           184,000          7,191
   FPL Group                                              25,000          1,671
   National Fuel Gas                                      60,300          1,483
   NiSource                                              282,700          6,007
   Northeast Utilities                                   878,076         16,376
   NSTAR                                                 160,800          8,156
   Oneok                                                 655,400         14,779
   Peoples Energy                                         77,800          3,474
   PG&E (B)*                                              46,000          1,333
   Pinnacle West Capital                                 223,900          8,811
   PPL                                                   143,700          6,553
   Progress Energy (B)                                   103,981          4,895
   Public Service Enterprise Group (B)                    81,300          3,820
   Questar                                               109,300          3,983
   Sempra Energy                                         436,700         13,887
   Texas Genco Holdings                                   32,400          1,158
   TXU                                                   298,800          8,564
   WGL Holdings                                          161,400          4,858
   Wisconsin Energy (B)                                  196,600          6,321
   Xcel Energy                                           601,800         10,719
                                                                     ----------
                                                                        252,143
                                                                     ----------
Total Common Stock
   (Cost $3,591,721) ($ Thousands)                                    4,071,499
                                                                     ----------

CORPORATE OBLIGATIONS (C) (F) -- 3.1%
FINANCIALS -- 2.9%
   Belford Funding
        1.090%, 02/02/05                                 $ 9,336          9,336
   Blue Heron Funding
        1.120%, 02/23/05                                   9,336          9,336
        1.120%, 03/18/05                                   4,201          4,201
   CCN Bluegrass
        1.160%, 02/18/05                                   7,002          7,002
   CIT Group
        1.900%, 04/08/04                                   5,508          5,508
        1.763%, 05/03/04                                     934            934
        1.200%, 12/01/04                                   5,601          5,601
   Citigroup
        1.460%, 05/04/04                                   2,185          2,185
   Commodore
        1.270%, 12/12/38                                   2,801          2,801
   Countrywide Home Loans
        1.270%, 05/14/04                                   2,334          2,334
        1.235%, 09/24/04                                   3,267          3,266
        1.200%, 02/23/05                                   2,707          2,707
        1.190%, 01/18/05                                   4,668          4,667
   Duke Funding
        1.180%, 04/08/05                                   4,668          4,668

--------------------------------------------------------------------------------
14         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Goldman Sachs Group
     1.340%, 05/04/04                                    $ 4,668     $    4,668
   HBOS Treasury Services
        1.120%, 07/19/04                                   1,214          1,214
   Harwood
        1.150%, 06/21/04                                   2,334          2,334
   Household Finance
        1.870%, 04/23/04                                     467            467
   Liberty Light US Capital
        1.070%, 02/09/05                                   4,668          4,667
        1.060%, 05/17/04                                   2,801          2,801
        1.060%, 01/14/05                                   4,668          4,668
   Merrill Lynch
        1.050%, 04/13/04                                   4,668          4,668
   Morgan Stanley
        1.100%, 04/04/05                                   1,867          1,867
        1.080%, 07/06/04                                   4,668          4,668
        1.080%, 07/23/04                                   4,668          4,668
   Orchid Structured Finance
        1.220%, 11/18/04                                   6,489          6,489
   Paragon Mortgages
        1.110%, 09/15/04                                   4,046          4,046
   Sigma Finance
        1.066%, 11/01/04                                   2,801          2,801
   Tango
        1.380%, 08/13/04                                   4,668          4,668
                                                                     ----------
                                                                        119,240
                                                                     ----------
INDUSTRIALS -- 0.2%
   Caterpillar
        1.300%, 04/08/04                                   2,801          2,801
        1.270%, 05/28/04                                   2,334          2,334
        1.240%, 07/09/04                                   4,668          4,668
                                                                     ----------
                                                                          9,803
                                                                     ----------
Total Corporate Obligations
   (Cost $129,043) ($ Thousands)                                        129,043
                                                                     ----------

COMMERCIAL PAPER (C) (E) -- 2.0%
FINANCIALS -- 2.0%
   Amsterdam Funding
        1.051%, 05/17/04                                   7,469          7,459
   Beethoven Funding
        1.105%, 08/26/04                                   2,138          2,128
   Bradford & Bingley
        1.186%, 09/10/04                                   4,668          4,643
        1.185%, 08/17/04                                   3,081          3,067
   CRE Funding
        1.090%, 04/07/04                                   1,867          1,867
   Grampian Funding
        1.150%, 04/14/04                                   4,668          4,666
   Mitten
     1.041%, 04/22/04                                      4,668          4,665

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Moat Funding
     1.150%, 04/06/04                                    $ 7,002     $    7,001
   Park Granada
        1.064%, 07/30/04                                   8,869          8,838
        1.063%, 07/15/04                                   4,668          4,653
   Rhineland Funding
        1.102%, 05/25/04                                   3,734          3,728
        1.101%, 04/26/04                                   3,746          3,743
        1.093%, 06/23/04                                   3,201          3,192
        1.080%, 04/08/04                                   1,377          1,377
        1.080%, 04/16/04                                   2,411          2,410
   Tannehill Capital
        1.172%, 05/19/04                                   4,668          4,661
   Tulip Funding
        1.060%, 04/01/04                                  12,136         12,136
                                                                     ----------
Total Commercial Paper
   (Cost $80,234) ($ Thousands)                                          80,234
                                                                     ----------

CASH EQUIVALENTS -- 1.5%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                           2,333,964          2,334
   Bear Stearns Master Notes (C)                       9,335,856          9,336
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++                          48,608,824         48,609
                                                                     ----------
Total Cash Equivalents
   (Cost $60,279) ($ Thousands)                                          60,279
                                                                     ----------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills (A)
        0.980%, 08/26/04                                   2,500          2,490
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $2,490) ($ Thousands)                                            2,490
                                                                     ----------

REPURCHASE AGREEMENTS (C) -- 1.2%
   Deutsche Bank
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $22,612,389
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $23,064,041)                                  22,612         22,612
   Lehman Brothers
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $29,408,813
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $29,996,237)                                  29,408         29,408
                                                                     ----------
Total Repurchase Agreements
   (Cost $52,020) ($ Thousands)                                          52,020
                                                                     ----------
Total Investments -- 106.6%
   (Cost $3,915,787) ($ Thousands)                                    4,395,565
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         15

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Value Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (6.6)%
Payable Upon Return on Securities Loaned                             $ (272,967)
Investment Advisory Fees Payable                                           (974)
Administration Fees Payable                                              (1,218)
Shareholder Servicing Fees Payable                                         (713)
Administration Servicing Fees Payable                                        (3)
Trustees' Fees Payable                                                       (3)
Other Assets and Liabilities, Net                                         4,095
                                                                     ----------
Total Other Assets and Liabilities                                     (271,783)
                                                                     ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited  authorization -- no par value)
   based on 209,823,340 outstanding shares
   of beneficial interest                                             3,731,194
Portfolio Shares of Class I
   (unlimited  authorization -- no par value)
   based on 747,352 outstanding shares
   of beneficial interest                                                13,371
Undistributed net investment income                                         293
Accumulated net realized loss on investments
   and futures contracts                                               (100,936)
Net unrealized appreciation on investments                              479,778
Net unrealized appreciation on futures contracts                             82
                                                                     ----------
Total Net Assets -- 100.0%                                           $4,123,782
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($4,109,145,630 / 209,823,340 shares)                                 $19.58
                                                                         ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($14,636,352 / 747,352 shares)                                        $19.58
                                                                         ======

* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2004 (see Note 7). The total value of securities on loan at March 31, 2004 was $262,329,063.
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2004 was $272,967,228.
(D) Security considered illiquid. The total value of such security as of March 31, 2004 was $0.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2004.
Cl -- Class


Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
16         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

Large Cap Growth Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.7%
CONSUMER DISCRETIONARY -- 19.5%
   Advance Auto Parts*                                   139,520     $    5,674
   Bed Bath & Beyond*                                    410,300         17,134
   Carmax (B)*                                           193,210          5,642
   Clear Channel Communications                          492,070         20,839
   Comcast, Special Cl A (B)*                            132,570          3,696
   COX Communications, Cl A (B)*                       1,301,930         41,141
   DIRECTV Group*                                        434,658          6,685
   Dollar Tree Stores*                                   103,420          3,195
   eBay*                                               1,456,230        100,960
   Family Dollar Stores                                  563,780         20,268
   Foot Locker (B)                                       253,000          6,527
   Gannett                                               298,780         26,335
   Getty Images*                                         145,000          7,827
   Harrah's Entertainment                                239,480         13,145
   Home Depot                                            872,100         32,582
   Kohl's (B)*                                         1,133,300         54,772
   Lamar Advertising (B)*                                168,830          6,790
   Liberty Media, Cl A*                                4,504,730         49,327
   Lowe's                                                811,320         45,539
   Mandalay Resort Group (B)                             191,000         10,937
   Marriott International, Cl A                        1,108,602         47,171
   Marvel Enterprises*                                   343,500          6,592
   McDonald's                                            310,000          8,857
   McGraw-Hill                                           257,060         19,573
   Omnicom Group                                         240,200         19,276
   Petsmart                                              126,000          3,435
   Staples*                                            1,600,000         40,624
   Starwood Hotels & Resorts Worldwide                   134,150          5,433
   Time Warner (B)*                                      830,920         14,009
   TJX                                                   850,000         20,876
   Univision Communications, Cl A*                       631,370         20,842
   Valassis Communications*                              203,360          6,182
   Viacom, Cl B (B)                                      634,670         24,885
   Walt Disney                                           915,092         22,868
   XM Satellite Radio Holdings,
     Cl A (B)*                                         1,595,000         44,660
                                                                     ----------
                                                                        784,298
                                                                     ----------
CONSUMER STAPLES -- 10.3%
   Avon Products                                         139,410         10,577
   Coca-Cola                                             597,709         30,065
   Colgate-Palmolive                                     519,259         28,611
   CVS                                                   251,000          8,860
   Dean Foods*                                           240,000          8,016
   Energizer Holdings*                                   105,560          4,929
   Estee Lauder, Cl A                                    251,000         11,129
   Gillette                                            1,700,035         66,472
   PepsiCo                                             1,233,711         66,435
   Procter & Gamble                                      420,072         44,057

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wal-Mart Stores                                     1,585,490     $   94,638
   Walgreen                                              750,000         24,713
   Wm. Wrigley Jr                                        260,370         15,393
                                                                     ----------
                                                                        413,895
                                                                     ----------
ENERGY -- 0.9%
   Schlumberger                                          470,631         30,050
   XTO Energy (B)                                        177,500          4,480
                                                                     ----------
                                                                         34,530
                                                                     ----------
FINANCIALS -- 12.1%
   AMBAC Financial Group                                  74,340          5,485
   American Express                                       42,600          2,209
   American International Group                        1,230,083         87,766
   Capital One Financial (B)                             152,435         11,498
   Charles Schwab                                      4,637,640         53,843
   Citigroup                                             741,991         38,361
   Commerce Bancorp                                       96,000          6,324
   Fannie Mae                                            377,950         28,101
   Franklin Resources                                    212,500         11,832
   Freddie Mac                                           473,800         27,983
   Golden West Financial                                  44,140          4,941
   Goldman Sachs Group                                   472,800         49,337
   MBNA                                                  440,190         12,162
   Moody's                                               808,440         57,238
   Northern Trust                                        800,000         37,272
   State Street                                          886,500         46,213
   Willis Group Holdings                                 103,190          3,839
                                                                     ----------
                                                                        484,404
                                                                     ----------
HEALTH CARE -- 17.1%
   Allergan                                              500,000         42,080
   Amgen*                                                933,554         54,305
   Beckman Coulter                                       155,000          8,454
   Boston Scientific*                                    200,000          8,476
   Cardinal Health                                       192,100         13,236
   Caremark Rx (B)*                                      337,640         11,226
   Eli Lilly                                             403,320         26,982
   Genentech (B)*                                        806,000         85,291
   Guidant                                               177,000         11,216
   Invitrogen (B)*                                       118,000          8,459
   Johnson & Johnson                                     631,922         32,051
   Medtronic                                           2,150,064        102,666
   Omnicare                                              208,000          9,221
   Pfizer                                              4,210,027        147,561
   Select Medical                                        340,000          5,678
   Watson Pharmaceuticals*                                83,860          3,588
   WellPoint Health Networks*                            450,000         51,174
   Wyeth                                                 572,000         21,479
   Zimmer Holdings (B)*                                  570,000         42,055
                                                                     ----------
                                                                        685,198
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         17

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.5%
   3M                                                    254,648     $   20,848
   Apollo Group, Cl A*                                   183,300         15,784
   Caterpillar                                           268,638         21,241
   Cendant (B)*                                          932,580         22,746
   Cintas*                                               531,200         23,102
   Cooper Industries, Cl A                                64,230          3,673
   Cummins (B)                                           178,000         10,404
   Expeditors International
     Washington                                        1,000,000         39,490
   Fastenal (B)                                          303,200         16,279
   General Electric                                      531,200         16,212
   Masco                                                 275,246          8,378
   Rockwell Automation                                   165,000          5,720
   United Parcel Service, Cl B                           994,454         69,453
   Weight Watchers International (B)*                    700,000         29,589
                                                                     ----------
                                                                        302,919
                                                                     ----------
INFORMATION TECHNOLOGY -- 26.9%
   Automatic Data Processing                             186,700          7,841
   Cisco Systems*                                      4,323,020        101,677
   Computer Associates International (B)                 338,920          9,103
   Dell*                                               1,472,360         49,501
   EchoStar Communications, Cl A*                      1,522,290         49,855
   Electronic Arts*                                      399,656         21,565
   EMC*                                                1,835,740         24,984
   First Data                                          3,025,320        127,547
   Fiserv*                                               705,900         25,250
   Intel                                               4,909,560        133,540
   Intuit*                                               171,710          7,706
   Linear Technology                                     548,530         20,307
   Maxim Integrated Products                             323,000         15,210
   Microsoft (B)                                       5,513,450        137,671
   National Semiconductor (B)*                           216,000          9,597
   NetFlix (B)*                                          187,000          6,380
   Omnivision Technologies (B)*                          153,000          4,178
   Oracle*                                               879,400         10,562
   Paychex                                             2,508,900         89,317
   Polycom*                                              272,000          5,775
   Qualcomm (B)                                        2,024,330        134,456
   Research In Motion*                                   111,000         10,357
   Sabre Holdings                                        346,940          8,608
   Sandisk (B)*                                          650,000         18,441
   Sungard Data Systems*                                 417,700         11,445
   Texas Instruments                                     499,350         14,591
   Trimble Navigation*                                   306,000          7,017
   Veritas Software*                                     364,200          9,801
   Yahoo! (B)*                                           167,910          8,159
                                                                     ----------
                                                                      1,080,441
                                                                     ----------

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 1.1%
   Cia Vale do Rio Doce ADR                               71,330     $    3,342
   Phelps Dodge*                                          51,000          4,165
   Praxair                                             1,050,000         38,976
                                                                     ----------
                                                                         46,483
                                                                     ----------
TELECOMMUNICATION SERVICES -- 1.3%
   Crown Castle International (B)*                       533,880          6,743
   Nextel Communications, Cl A*                          430,320         10,642
   Nokia ADR                                           1,640,700         33,273
                                                                     ----------
                                                                         50,658
                                                                     ----------
Total Common Stock
   (Cost $3,662,936) ($ Thousands)                                    3,882,826
                                                                     ----------

CORPORATE OBLIGATIONS (C) (E) -- 3.3%
FINANCIALS -- 3.1%
   Belford Funding
        1.090%, 02/02/05                                 $ 9,704          9,704
   Blue Heron Funding
        1.120%, 02/23/05                                   9,704          9,704
        1.120%, 03/18/05                                   4,367          4,367
   CCN Bluegrass
        1.160%, 02/18/05                                   7,278          7,278
   CIT Group
        1.900%, 04/08/04                                   5,726          5,726
        1.763%, 05/03/04                                     970            970
        1.200%, 12/01/04                                   5,823          5,823
   Citigroup
        1.460%, 05/04/04                                   2,271          2,272
   Commodore
        1.270%, 12/12/38                                   2,911          2,911
   Countrywide Home Loans
        1.270%, 05/14/04                                   2,426          2,426
        1.235%, 09/24/04                                   3,397          3,397
        1.200%, 02/23/05                                   2,814          2,814
        1.190%, 01/18/05                                   4,852          4,852
   Duke Funding
        1.180%, 04/08/05                                   4,852          4,852
   Goldman Sachs Group
        1.340%, 05/04/04                                   4,852          4,852
   HBOS Treasury Services
        1.120%, 07/19/04                                   1,262          1,262
   Harwood
     1.150%, 06/21/04                                      2,426          2,426
   Household Finance
        1.870%, 04/23/04                                     485            485
   Liberty Light US Capital
        1.070%, 02/09/05                                   4,852          4,851
        1.060%, 05/17/04                                   2,911          2,911
        1.060%, 01/14/05                                   4,852          4,852

--------------------------------------------------------------------------------
18         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch
     1.050%, 04/13/04                                    $ 4,852     $    4,852
   Morgan Stanley
        1.100%, 04/04/05                                   1,941          1,941
        1.080%, 07/06/04                                   4,852          4,852
        1.080%, 07/23/04                                   4,852          4,852
   Orchid Structured Finance
        1.220%, 11/18/04                                   6,745          6,745
   Paragon Mortgages
        1.110%, 09/15/04                                   4,206          4,206
   Sigma Finance
        1.066%, 11/01/04                                   2,911          2,911
   Tango
        1.380%, 08/13/04                                   4,852          4,852
                                                                     ----------
                                                                        123,946
                                                                     ----------
INDUSTRIALS -- 0.2%
   Caterpillar
        1.300%, 04/08/04                                   2,911          2,911
        1.270%, 05/28/04                                   2,426          2,427
        1.240%, 07/09/04                                   4,852          4,852
                                                                     ----------
                                                                         10,190
                                                                     ----------
Total Corporate Obligations
   (Cost $134,136) ($ Thousands)                                        134,136
                                                                     ----------

COMMERCIAL PAPER (C) (D) -- 2.0%
FINANCIALS -- 2.0%
   Amsterdam Funding
        1.051%, 05/17/04                                   7,763          7,753
   Beethoven Funding
        1.105%, 08/26/04                                   2,222          2,212
   Bradford & Bingley
        1.186%, 09/10/04                                   4,852          4,826
        1.185%, 08/17/04                                   3,202          3,188
   CRE Funding
        1.090%, 04/07/04                                   1,941          1,941
   Grampian Funding
        1.150%, 04/14/04                                   4,852          4,850
   Mitten
        1.041%, 04/22/04                                   4,852          4,849
   Moat Funding
     1.150%, 04/06/04                                      7,278          7,277
   Park Granada
        1.064%, 07/30/04                                   9,219          9,187
        1.063%, 07/15/04                                   4,852          4,837
   Rhineland Funding
        1.102%, 05/25/04                                   3,882          3,875
        1.101%, 04/26/04                                   3,893          3,890
        1.093%, 06/23/04                                   3,327          3,319
        1.080%, 04/08/04                                   1,431          1,431
        1.080%, 04/16/04                                   2,506          2,505

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Tannehill Capital
     1.172%, 05/19/04                                    $ 4,852     $    4,845
   Tulip Funding
        1.060%, 04/01/04                                  12,616         12,616
                                                                     ----------
Total Commercial Paper
   (Cost $83,401) ($ Thousands)                                          83,401
                                                                     ----------

CASH EQUIVALENTS -- 2.9%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                           2,426,077          2,426
   Bear Stearns Master Notes (C)                       9,704,308          9,704
   First Union Cash Management
     Program                                           3,003,583          3,004
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++                         102,760,240        102,760
                                                                     ----------
Total Cash Equivalents
   (Cost $117,894) ($ Thousands)                                        117,894
                                                                     ----------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills (A)
     0.980%, 08/26/04                                      5,000          4,980
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $4,980) ($ Thousands)                                            4,980
                                                                     ----------

REPURCHASE AGREEMENTS (C) -- 1.3%
   Deutsche Bank
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $23,504,817
     (collateralized by U.S. Government Agency
     obligations, total market
     value: $23,974,294)                                  23,504         23,504
   Lehman Brothers
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $30,569,471
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $31,180,078)                                  30,569         30,569
                                                                     ----------
Total Repurchase Agreements
   (Cost $54,073) ($ Thousands)                                          54,073
                                                                     ----------
Total Investments -- 106.5%
   (Cost $4,057,420) ($ Thousands)                                    4,277,310
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         19

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Growth Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (6.5)%
Payable Upon Return on Securities Loaned                             $ (283,740)
Investment Advisory Fees Payable                                         (1,174)
Administration Fees Payable                                              (1,184)
Shareholder Servicing Fees Payable                                         (466)
Administration Servicing Fees Payable                                        (3)
Trustees' Fees Payable                                                       (4)
Other Assets and Liabilities, Net                                        24,403
                                                                     ----------
Total Other Assets and Liabilities                                     (262,168)
                                                                     ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 228,524,075 outstanding shares
   of beneficial interest                                             5,466,811
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 954,993 outstanding shares
   of beneficial interest                                                16,363
Accumulated net investment loss                                            (299)
Accumulated net realized loss on investments
   and futures contracts                                             (1,688,074)
Net unrealized appreciation on investments                              219,890
Net unrealized appreciation on futures contracts                            451
                                                                     ----------
Total Net Assets -- 100.0%                                           $4,015,142
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,998,539,251 / 228,524,075 shares)                                 $17.50
                                                                         ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($16,602,368 / 954,993 shares)                                        $17.38
                                                                         ======

* Non-income producing security.
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2004 (see Note 7). The total value of securities on loan at March 31, 2004 was $274,217,553.
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2004 was $283,740,242.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2004.
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
20         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

Tax-Managed Small Cap Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.6%
CONSUMER DISCRETIONARY -- 19.7%
   99 Cents Only Stores*                                  11,900     $      291
   Abercrombie & Fitch, Cl A*                             20,500            694
   American Greetings, Cl A*                              19,200            437
   Ameristar Casinos*                                     14,200            479
   AnnTaylor Stores*                                      19,000            813
   ArvinMeritor                                           10,300            204
   Autoliv                                                 7,200            295
   Autonation*                                            13,100            223
   Aztar*                                                 17,300            424
   Bandag                                                  5,600            279
   Barnes & Noble*                                        23,000            750
   Black & Decker                                         17,600          1,002
   BOB Evans Farms                                        12,000            389
   BorgWarner                                             15,025          1,275
   Brunswick                                              26,100          1,066
   Callaway Golf                                          24,900            473
   Cheesecake Factory*                                    19,100            881
   Chico's FAS*                                           13,800            640
   Circuit City Stores                                    29,200            330
   Coach*                                                 16,500            676
   Columbia Sportswear*                                    9,800            543
   Cooper Tire & Rubber                                   12,900            260
   Cost Plus*                                              9,400            392
   Cumulus Media, Cl A*                                   20,000            400
   Dollar Tree Stores*                                    25,000            772
   DR Horton                                               7,400            262
   Electronics Boutique Holdings*                          4,800            141
   Four Seasons Hotels                                     4,500            239
   Gentex                                                 12,100            525
   Getty Images*                                          11,800            637
   Gray Television                                         9,100            133
   Group 1 Automotive*                                     7,100            257
   Handleman*                                             51,100          1,223
   Harman International Industries                        11,200            892
   Hollinger International                                23,600            467
   HOT Topic*                                             12,845            340
   Intertan*                                              26,900            376
   Jarden*                                                14,700            522
   JC Penney                                              11,900            414
   Jo-Ann Stores*                                          5,400            151
   Journal Communications, Cl A                            6,200            124
   KB Home                                                 2,700            218
   Kellwood                                               10,200            400
   Kerzner Interational*                                   7,700            341
   Krispy Kreme Doughnuts*                                 5,800            199
   La-Z-Boy                                               10,200            222
   Lear                                                   11,700            725
   Mattel                                                 13,500            249
   Mediacom Communications*                               19,800            159
   MSC Industrial Direct, Cl A                            35,300          1,057

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   MTR Gaming Group*                                      27,100     $      271
   Multimedia Games*                                      19,300            477
   NVR*                                                    1,600            736
   Orbitz*                                                 2,000             48
   Outback Steakhouse                                      5,600            273
   Pacific Sunwear of California*                         28,900            709
   Petsmart                                               12,500            341
   PF Chang's China Bistro*                               11,600            584
   Pier 1 Imports                                         12,900            306
   Polo Ralph Lauren                                      43,600          1,495
   Pulte Homes                                            18,200          1,012
   Regis                                                  20,600            915
   Rinker Group ADR                                        6,100            324
   Royal Caribbean Cruises                                10,500            463
   Ryland Group                                           13,800          1,226
   Scholastic*                                            18,300            499
   Select Comfort*                                        21,320            588
   ShopKo Stores*                                         26,000            380
   Shuffle Master*                                        12,535            583
   Sonic*                                                  7,400            254
   Sonic Automotive                                       14,900            373
   Stage Stores*                                          16,000            619
   Station Casinos                                        18,495            817
   Stride Rite                                            38,900            413
   Talbots                                                 9,600            343
   Tommy Hilfiger*                                         9,300            158
   Tuesday Morning*                                       21,665            747
   Valassis Communications*                                9,100            277
   Visteon                                                23,600            226
   WCI Communities*                                        6,300            158
   Westwood One*                                          11,200            330
   Whirlpool                                               8,500            585
   Williams-Sonoma*                                       36,800          1,259
   WMS Industries*                                        19,900            617
   Wynn Resorts*                                           6,700            234
                                                                     ----------
                                                                         42,901
                                                                     ----------
CONSUMER STAPLES -- 3.9%
   Adolph Coors, Cl B                                     14,100            979
   BJ's Wholesale Club*                                   33,300            847
   Chiquita Brands International*                         15,500            323
   Constellation Brands, Cl A*                             9,500            305
   Cott                                                   25,640            754
   Duane Reade*                                           19,200            325
   Flowers Foods                                           6,300            165
   Interstate Bakeries                                    29,600            337
   Nash Finch                                             11,300            268
   NBTY*                                                  28,900          1,074
   Pathmark Stores*                                       54,100            432
   Pepsi Bottling Group                                   12,900            384
   PepsiAmericas                                          25,600            523
   Supervalu                                              20,900            638

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         21

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Tyson Foods, Cl A                                      17,000     $      307
   United Natural Foods*                                   9,930            478
   Universal                                               6,300            320
   Winn-Dixie Stores                                      13,600            103
                                                                     ----------
                                                                          8,562
                                                                     ----------
ENERGY -- 2.8%
   Amerada Hess                                            8,600            561
   Chesapeake Energy                                       7,300             98
   Evergreen Resources*                                    9,100            313
   Magnum Hunter Resources*                               49,600            503
   Matrix Service*                                        25,790            349
   Maverick Tube*                                         11,800            278
   National-Oilwell*                                      20,800            588
   Patina Oil & Gas                                       27,210            714
   Patterson-UTI Energy*                                   7,500            266
   Pioneer Natural Resources*                              5,900            191
   Remington Oil & Gas*                                    3,600             71
   Stone Energy*                                          12,100            598
   Talisman Energy                                         4,600            271
   Tesoro Petroleum*                                      46,400            872
   Tetra Technologies*                                     1,650             43
   Whiting Petroleum*                                     17,800            420
                                                                     ----------
                                                                          6,136
                                                                     ----------
FINANCIALS -- 13.9%
   Accredited Home Lenders*                                8,900            351
   Affiliated Managers Group*                              8,700            475
   Allmerica Financial*                                   24,500            846
   American Financial Group                               22,200            662
   AmerUs Group*                                          10,400            420
   Arch Capital Group*                                     9,885            415
   Astoria Financial                                      16,200            616
   Bancorpsouth                                           23,200            508
   Banknorth Group                                        15,900            541
   Bear Stearns                                            7,000            614
   Capital Source*                                        19,600            440
   Cash America International                             10,600            244
   Charter One Financial                                  22,600            799
   Chittenden                                              4,700            155
   CIT Group                                               6,600            251
   City National                                           7,300            437
   Colonial BancGroup                                     34,200            633
   Commerce Bancorp                                        3,200            211
   Commerce Bancshares                                    12,512            597
   Cullen/Frost Bankers                                    8,600            368
   Delphi Financial Group, Cl A                            3,200            134
   Downey Financial                                        5,000            264
   E*Trade Financial                                     132,800          1,773
   Eaton Vance                                             4,300            164
   Everest Re Group                                        5,100            436

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First American                                         18,100     $      551
   First Niagara Financial Group                           5,800             79
   First Tennessee National                               15,000            715
   Friedman Billings Ramsey Group, Cl A                   41,200          1,112
   GATX                                                    3,500             78
   Greater Bay Bancorp                                    11,100            325
   Greenpoint Financial                                   19,200            839
   Grupo TMM ADR, Cl A*                                   38,100            106
   HCC Insurance Holdings                                  6,100            197
   Hibernia, Cl A                                         28,600            672
   Host Marriott+*                                        17,200            220
   Hudson United Bancorp                                   6,300            240
   Huntington Bancshares                                  30,500            677
   IndyMac Bancorp                                         5,300            192
   IPC Holdings                                            2,400             95
   Knight Trading Group*                                  26,500            335
   Landamerica Financial Group                            10,800            489
   Levitt, Cl A*                                           7,250            178
   Old Republic International                             31,700            779
   PartnerRe Holdings                                      8,600            485
   PMI Group                                              10,600            396
   Popular                                                16,300            703
   ProAssurance*                                          23,785            832
   Provident Bankshares                                   14,700            461
   Provident Financial Group                               9,800            394
   Providian Financial*                                   49,000            642
   Radian Group                                           13,624            580
   Reckson Associates Realty+                              6,600            186
   RenaissanceRe Holdings                                 16,600            863
   Sovereign Bancorp                                      23,800            510
   Stancorp Financial Group                                4,400            287
   Sterling Financial*                                     5,000            184
   Stewart Information Services*                          10,500            413
   TCF Financial                                           6,100            311
   UCBH Holdings                                          25,805          1,033
   UnionBanCal                                            14,300            749
   Webster Financial                                       7,000            355
   Westamerica Bancorporation                              3,600            182
   Willis Group Holdings                                   5,800            216
   WR Berkley                                              5,300            211
                                                                     ----------
                                                                         30,226
                                                                     ----------
HEALTH CARE -- 13.0%
   Abgenix*                                               18,400            244
   Accredo Health*                                         6,900            263
   Advanced Neuromodulation Systems*                       1,895             68
   Align Technology*                                      21,175            403
   Alpharma, Cl A                                         31,600            620
   American Healthways*                                   25,895            632
   American Medical Security Group*                       16,400            438
   American Pharmaceutical Partners*                       8,475            398
   AMERIGROUP*                                             9,900            452

--------------------------------------------------------------------------------
22         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Amylin Pharmaceuticals*                                 9,800     $      232
   Applera -- Celera Genomics Group*                      43,800            636
   Barr Pharmaceuticals*                                  20,775            954
   Bausch & Lomb                                           6,200            372
   Beckman Coulter                                           800             44
   Cell Therapeutics*                                      2,500             21
   Cephalon*                                              27,000          1,547
   Community Health Systems*                              10,900            303
   Cooper                                                 14,370            776
   Covance*                                                7,000            241
   Coventry Health Care*                                   5,550            235
   Cubist Pharmaceuticals*                                63,200            581
   CV Therapeutics*                                       27,600            418
   Depomed*                                               26,900            211
   Digene*                                                17,320            595
   Fisher Scientific International*                       29,000          1,596
   Genencor International*                                21,400            285
   Genta*                                                 73,200            769
   Health Net*                                            33,000            823
   Healthsouth*                                           76,100            313
   Human Genome Sciences*                                  5,100             64
   Humana*                                                17,800            339
   IDX Systems*                                            8,100            280
   Inamed*                                                 2,500            133
   Inspire Pharmaceuticals*                               10,400            134
   InterMune*                                             12,500            243
   Invitrogen*                                             3,400            244
   Kinetic Concepts*                                       4,000            179
   LifePoint Hospitals*                                    5,200            168
   Ligand Pharmaceuticals, Cl B*                          34,300            689
   Martek Biosciences*                                    12,040            686
   Medicis Pharmaceutical, Cl A                           12,500            500
   Millipore*                                             18,300            940
   Myriad Genetics*                                       16,400            266
   Neurocrine Biosciences*                                 1,500             89
   Nu Skin Enterprises, Cl A                              25,300            510
   Ocular Sciences*                                       11,000            321
   Oxford Health Plans                                     2,600            127
   Pacificare Health Systems*                             22,800            902
   Parexel International*                                 18,800            336
   Pharmaceutical Product Development*                     1,450             43
   Pharmaceutical Resources*                              14,435            821
   Pharmacopeia*                                          34,700            698
   Pozen*                                                 16,600            229
   Protein Design Labs*                                   18,600            443
   Select Medical                                         14,800            247
   Sola International*                                     3,100             72
   Steris*                                                10,200            263
   SurModics*                                              9,100            181
   Sybron Dental Specialties*                             12,966            353
   Telik*                                                  7,600            204
   Triad Hospitals*                                        4,400            136

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Trimeris*                                              37,900     $      559
   US Oncology*                                           40,400            597
   Valeant Pharmaceuticals                                18,300            437
   Varian Medical Systems*                                13,420          1,158
   Visx*                                                   2,200             43
   VitalWorks*                                            37,500            141
   Wilson Greatbatch Technologies*                         1,100             40
                                                                     ----------
                                                                         28,285
                                                                     ----------
INDUSTRIALS -- 13.3%
   Advisory Board*                                         2,800            102
   Allete                                                 15,500            544
   Alliant Techsystems*                                    1,850            101
   Allied Waste Industries*                               17,700            236
   America West Holdings*                                 24,400            233
   Arbitron*                                               2,000             81
   Atlantic Coast Airlines Holdings*                      13,100             95
   Autobytel*                                             34,700            458
   Banta                                                  28,600          1,324
   BearingPoint*                                          54,200            581
   Briggs & Stratton                                      14,100            951
   Bright Horizons Family Solutions*                       5,300            250
   Brink's                                                19,200            530
   Calgon Carbon                                          66,500            512
   CNH Global                                             26,040            487
   Corporate Executive Board*                              7,500            353
   Cummins                                                23,570          1,378
   Curtiss-Wright                                            500             23
   Deluxe                                                  7,600            305
   EDO                                                    11,900            287
   Education Management*                                  17,600            560
   Engineered Support Systems                              4,400            215
   Esterline Technologies*                                 9,700            241
   Fluor                                                   9,400            364
   General Maritime*                                      19,130            481
   Genessee & Wyoming, Cl A*                              12,000            296
   Goodrich                                               18,500            519
   GrafTech International*                                 6,700            100
   Harsco                                                 12,500            569
   Herman Miller                                          16,500            439
   Hudson Highland Group*                                  5,100            142
   Invision Technologies*                                  7,400            368
   ITT Educational Services*                               7,900            246
   ITT Industries                                          2,200            168
   JB Hunt Transport Services*                             5,800            163
   John H. Harland                                        13,000            405
   Joy Global                                             23,880            670
   Kansas City Southern*                                  20,700            288
   Kennametal                                              7,900            326
   Kroll*                                                 26,300            706
   Lafarge North America                                   6,200            252
   Laidlaw International*                                 32,100            467

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         23

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lennox International                                   17,900     $      332
   Manitowoc                                               9,300            275
   Milacron                                               50,700            176
   Moog, Cl A*                                            10,800            369
   Navistar International*                                13,000            596
   Orbital Sciences*                                      44,900            563
   Pall                                                   12,000            272
   Pentair                                                 9,500            561
   Power-One*                                             19,000            210
   Precision Castparts                                     1,400             62
   Quanta Services*                                       48,800            346
   Rofin-Sinar Technologies*                              19,475            581
   Roper Industries                                        3,300            159
   RR Donnelley & Sons                                    21,700            656
   Ryder System                                           36,000          1,394
   Service International*                                103,500            773
   Tecumseh Products, Cl A                                 6,100            257
   Teledyne Technologies*                                 40,200            752
   Terex*                                                  1,300             48
   Timken                                                 26,000            604
   United Industrial                                       2,000             38
   Universal Forest Products                              15,600            481
   URS*                                                   11,200            322
   UTI Worldwide                                           5,200            232
   Wabash National*                                       12,815            302
   Wabtec                                                 31,900            454
   Washington Group International*                        23,000            842
   Yellow Roadway*                                         5,100            172
   York International                                     10,300            405
                                                                     ----------
                                                                         29,050
                                                                     ----------
INFORMATION TECHNOLOGY -- 21.1%
   Agere Systems, Cl A*                                  100,700            323
   Akamai Technologies*                                   14,800            194
   Alliance Semiconductor*                                19,900            151
   AMIS Holdings*                                          6,600            107
   Andrew*                                                17,607            308
   Applied Micro Circuits*                                16,200             93
   Arris Group*                                          108,200            995
   Ascential Software*                                    13,750            301
   Ask Jeeves*                                            36,110          1,290
   ATI Technologies*                                      10,200            166
   Autodesk                                               11,880            376
   Avocent*                                               10,400            383
   Axcelis Technologies*                                  33,900            377
   Black Box                                               5,700            305
   Borland Software*                                      26,800            243
   Brooks Automation*                                     45,600            957
   California Micro Devices*                              28,175            375
   Certegy                                                20,600            721
   Checkfree*                                             31,800            937
   Checkpoint Systems*                                    21,300            403

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Comtech Telecommunications*                            23,548     $      546
   Conexant Systems*                                      36,658            226
   Convergys*                                             26,200            398
   Cree*                                                  70,900          1,581
   CSG Systems International*                             24,400            419
   Cymer*                                                 10,700            413
   Cypress Semiconductor*                                 25,600            524
   Digi International*                                    24,200            239
   DoubleClick*                                           90,900          1,023
   E.piphany*                                             75,000            541
   Earthlink*                                             29,600            262
   eCollege.com*                                          22,125            462
   Emulex*                                                10,500            224
   eResearch Technology*                                  13,327            374
   F5 Networks*                                           28,000            948
   Fairchild Semiconductor International*                  6,200            149
   FEI*                                                   32,400            708
   Flir Systems*                                           3,200            122
   Foundry Networks*                                      12,700            218
   Harris                                                 12,900            624
   Helix Technology                                        6,500            158
   InFocus*                                                1,600             15
   Integrated Circuit Systems*                             9,700            243
   Integrated Device Technology*                           2,900             43
   Internet Security Systems*                             22,100            390
   Jack Henry & Associates                                15,000            289
   Keynote Systems*                                       25,000            322
   Komag*                                                 16,200            298
   Lam Research*                                          12,100            305
   Lattice Semiconductor*                                205,900          1,798
   Lexar Media*                                           30,530            506
   LSI Logic*                                             30,000            280
   Macromedia*                                            15,400            309
   Macrovision*                                           25,200            471
   Manhattan Associates*                                   4,600            128
   Maxtor*                                               182,500          1,487
   Mentor Graphics*                                       34,700            618
   Mercury Interactive*                                    7,700            345
   Methode Electronics                                    33,500            432
   Metrologoc Instruments*                                15,000            351
   Micrel*                                                16,800            224
   Micromuse*                                             22,700            177
   NCR*                                                   18,100            797
   NetFlix*                                                7,500            256
   NetIQ*                                                  1,700             24
   Network Associates*                                    20,600            371
   O2Micro International*                                 14,500            250
   Omnivision Technologies*                               20,500            560
   ON Semiconductor*                                      48,735            367
   PerkinElmer                                            25,200            521
   Pinnacle Systems*                                      18,000            163
   Pixar*                                                  9,500            612

--------------------------------------------------------------------------------
24         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Pixelworks*                                           117,700     $    2,016
   Plantronics*                                            7,800            286
   PMC - Sierra*                                           9,500            161
   Polycom*                                               69,000          1,465
   Powerwave Technologies*                                 8,400             66
   Quantum*                                              110,900            410
   RADWARE*                                               22,690            603
   Red Hat*                                               27,200            622
   RF Micro Devices*                                      59,600            504
   Scientific Games, Cl A*                                18,900            354
   Sierra Wireless Inc*                                   18,545            677
   SkillSoft ADR*                                         10,300            133
   Storage Technology*                                    30,000            835
   Sybase*                                                13,200            277
   SYKES Enterprises*                                      7,200             43
   Synaptics*                                             23,715            416
   Tekelec*                                                9,500            158
   Teradyne*                                              19,400            462
   TIBCO Software*                                        65,300            534
   Tumbleweed Communications*                             60,325            423
   Ultratech*                                             13,300            310
   Unisys*                                                53,800            768
   Utstarcom*                                              4,400            127
   Varian*                                                10,300            414
   VeriSign*                                              18,100            300
   Vishay Intertechnology*                                22,600            482
   Wavecom ADR*                                           26,600            307
   Western Digital*                                       69,600            782
                                                                     ----------
                                                                         46,051
                                                                     ----------
MATERIALS -- 4.3%
   Albemarle                                              17,200            499
   Bowater                                                 6,800            297
   Cleveland-Cliffs*                                       5,400            353
   Crown Holdings*                                        47,500            443
   Cytec Industries*                                      37,700          1,341
   FMC*                                                   16,400            702
   Headwaters*                                            11,800            302
   Hercules*                                              25,900            297
   IMC Global                                             33,000            472
   Jacuzzi Brands*                                        80,900            759
   Louisiana-Pacific*                                     26,700            689
   Lubrizol                                               14,300            450
   Massey Energy                                           7,700            170
   Metal Management*                                      10,365            380
   Olin                                                    8,000            143
   Owens-Illinois*                                        18,500            260
   Peabody Energy                                         10,800            502
   Quanex                                                  8,500            361
   Silgan Holdings*                                        7,695            352
   Terra Industries*                                      84,600            523
                                                                     ----------
                                                                          9,295
                                                                     ----------

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.4%
   CenturyTel                                              6,600     $      182
   General Communication, Cl A*                           36,700            334
   Telephone & Data Systems                                6,100            432
                                                                     ----------
                                                                            948
                                                                     ----------
UTILITIES -- 3.2%
   Avista                                                 11,300            214
   CMS Energy*                                            26,400            236
   Constellation Energy Group                              7,700            307
   Edison International                                   36,100            877
   El Paso Electric*                                      14,400            199
   MDU Resources Group                                    27,450            645
   Nicor                                                   8,100            285
   Northeast Utilities                                    28,300            528
   Pinnacle West Capital                                  10,200            401
   PPL                                                     9,100            415
   Puget Energy                                            8,800            197
   Sempra Energy                                          20,400            649
   UGI                                                    17,250            568
   Vectren                                                 9,400            232
   Wisconsin Energy                                       34,800          1,119
                                                                     ----------
                                                                          6,872
                                                                     ----------
Total Common Stock
   (Cost $167,034) ($ Thousands)                                        208,326
                                                                     ----------

WARRANTS -- 0.0%
   Washington Mutual (B)*                                115,700             22
                                                                     ----------
Total Warrants
   (Cost $31) ($ Thousands)                                                  22
                                                                     ----------

RIGHTS -- 0.0%
   Bank United (C)*                                        7,000              1
                                                                     ----------
Total Rights
   (Cost $2) ($ Thousands)                                                    1
                                                                     ----------

U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bills (A)
        0.980%, 08/26/04                                    $750            747
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $747) ($ Thousands)                                                747
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         25

STATEMENT OF NET ASSETS (Unaudited)


Tax-Managed Small Cap Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 4.1%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++                           9,021,099       $  9,021
                                                                       --------
Total Cash Equivalent
   (Cost $9,021) ($ Thousands)                                            9,021
                                                                       --------
Total Investments -- 100.1%
   (Cost $176,835) ($ Thousands)                                        218,117
                                                                       --------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Investment Advisory Fees Payable                                           (100)
Administration Fees Payable                                                 (64)
Shareholder Servicing Fees Payable                                          (34)
Other Assets and Liabilities, Net                                            74
                                                                       --------
Total Other Assets and Liabilities                                         (124)
                                                                       --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 17,961,378 outstanding shares
   of beneficial interest                                               170,289
Accumulated net investment loss                                           (336)
Accumulated net realized gain on investments
   and futures contracts                                                  6,577
Net unrealized appreciation on investments                               41,282
Net unrealized appreciation on futures contracts                            181
                                                                       --------
Total Net Assets -- 100.0%                                             $217,993
                                                                       --------

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($217,992,603 / 17,961,378 shares)                                    $12.14
                                                                         ======

* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(C) This security was issued for possible settlement of pending litigation and does not have an expiration date.
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
26         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

Small Cap Value Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.8%
CONSUMER DISCRETIONARY -- 18.3%
   7-Eleven*                                              84,600     $    1,283
   Aaron Rents                                            38,000            946
   Abercrombie & Fitch, Cl A*                             48,400          1,638
   Advo                                                  150,745          4,857
   American Banknote*                                      1,002             --
   American Greetings, Cl A (B)*                         114,500          2,607
   Ameristar Casinos*                                     61,200          2,065
   Arctic Cat                                             45,300          1,155
   ArvinMeritor                                          110,800          2,197
   Aztar*                                                 88,100          2,159
   Bally Total Fitness Holding*                           25,500            149
   Bandag                                                 24,000          1,194
   Belo, Cl A                                             37,200          1,033
   BorgWarner                                             28,400          2,409
   Brinker International*                                 44,200          1,676
   Brookfield Homes                                       22,600            793
   Brookstone*                                            12,000            330
   Brown Shoe                                             62,600          2,281
   Burlington Coat Factory Warehouse                       5,200            103
   Callaway Golf                                          22,400            425
   Carmike Cinemas*                                       31,550          1,176
   Cato, Cl A                                             47,800            960
   Champion Enterprises*                                  87,800            931
   Cooper Tire & Rubber                                   64,400          1,298
   CSS Industries                                          3,600            120
   Dave & Buster's*                                        5,300             80
   Department 56*                                          6,200             92
   Dollar Thrifty Automotive Group*                       82,000          2,072
   Dress Barn*                                             8,206            144
   Dura Automotive Systems, Cl A*                         15,000            199
   Eagle Materials                                        46,500          2,737
   Ethan Allen Interiors                                  58,700          2,422
   Extended Stay America                                 110,300          2,137
   Foot Locker                                            81,800          2,110
   GameStop, Cl A*                                        44,200            796
   Goody's Family Clothing                                14,100            201
   Handleman*                                            255,353          6,113
   Haverty Furniture                                      26,900            572
   Hollinger International                               169,700          3,360
   Hollywood Entertainment*                              324,000          4,393
   Ihop                                                   37,300          1,285
   Insight Enterprises*                                    3,600             69
   Interstate Hotels & Resorts*                           64,100            378
   Isle of Capri Casinos*                                 15,400            387
   Jack in the Box*                                       56,700          1,416
   Jakks Pacific (B)*                                     83,800          1,257
   Jarden*                                                63,000          2,237
   Jo-Ann Stores*                                         52,600          1,475
   Journal Communications, Cl A                           75,100          1,502
   K2*                                                    66,600          1,068

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kellwood                                              283,000     $   11,108
   Kerzner Interational*                                  33,200          1,472
   Kimball International, Cl B                            29,400            461
   La-Z-Boy                                               54,600          1,188
   Liberty                                                40,400          1,869
   Lithia Motors, Cl A                                    15,800            437
   Lone Star Steakhouse & Saloon                          35,200          1,027
   M/I Homes                                              34,100          1,612
   MDC Holdings                                           27,170          1,913
   Men's Wearhouse*                                       78,800          2,094
   Monroe Muffler*                                         5,850            146
   Movie Gallery                                         149,700          2,933
   MTR Gaming Group*                                     116,000          1,160
   Multimedia Games (B)*                                  83,100          2,056
   National Presto Industries                             26,525          1,028
   New England Business Service                            8,300            281
   New World Restaurant Group*                                54             --
   Palm Harbor Homes*                                     36,800            771
   Pantry*                                                21,500            428
   Papa John's International (B)*                         50,700          1,716
   Payless Shoesource*                                   274,000          3,825
   PDI*                                                   17,800            450
   PEP Boys-Manny Moe & Jack                              64,600          1,793
   Pier 1 Imports                                         70,600          1,673
   Pinnacle Entertainment*                               120,700          1,666
   Polo Ralph Lauren                                      76,800          2,633
   Quiksilver*                                            60,200          1,315
   Regal Entertainment Group, Cl A (B)                    37,100            815
   Regis                                                 122,321          5,436
   Rent-A-Center*                                         47,700          1,574
   Russ Berrie                                            35,200          1,232
   Ryan's Family Steak Houses*                           103,050          1,763
   Ryland Group                                           20,300          1,803
   Salton (B)*                                            25,300            237
   Scholastic (B)*                                       100,000          2,725
   ShopKo Stores (B)*                                     38,000            556
   Sinclair Broadcast Group, Cl A*                        96,100          1,201
   Sonic Automotive                                       68,200          1,708
   Stage Stores*                                         104,800          4,055
   Standard-Pacific                                       18,200          1,092
   Starwood Hotels & Resorts Worldwide                    81,700          3,309
   Sturm Ruger                                            11,900            161
   Superior Industries International (B)                 118,800          4,210
   Thomas Nelson                                          19,900            542
   Tommy Hilfiger*                                        49,800            847
   Too*                                                   37,300            781
   Tower Automotive (B)*                                 175,500            885
   Unifi*                                                 69,500            308
   United Auto Group                                       8,200            224
   Valassis Communications*                               89,400          2,718
   Visteon                                               129,000          1,235
   WESCO International*                                    6,300             94

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         27

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wet Seal, Cl A*                                        81,900     $      676
   WMS Industries*                                       102,800          3,187
   Wolverine World Wide                                   72,300          1,745
   World Wrestling Entertainment                          82,600          1,194
   Zale*                                                  96,200          5,921
                                                                     ----------
                                                                        171,576
                                                                     ----------
CONSUMER STAPLES -- 3.7%
   Adolph Coors, Cl B                                     47,000          3,264
   BJ's Wholesale Club (B)*                              179,100          4,558
   Casey's General Stores                                 92,900          1,542
   Chattem*                                                3,300             86
   Chiquita Brands International*                         89,600          1,868
   Corn Products International                            26,200          1,048
   Del Monte Foods*                                      149,800          1,685
   Delta & Pine Land                                      33,400            833
   Duane Reade*                                           85,100          1,442
   Flowers Foods                                          31,000            813
   Interstate Bakeries                                    75,200            855
   Nash Finch                                             18,500            438
   NBTY*                                                 116,200          4,320
   Pathmark Stores*                                      293,800          2,345
   PepsiAmericas                                         130,900          2,673
   Ralcorp Holdings*                                      52,900          1,610
   Supervalu                                              48,600          1,484
   Tyson Foods, Cl A                                      90,300          1,630
   Universal                                              35,200          1,789
   WD-40                                                  14,400            504
                                                                     ----------
                                                                         34,787
                                                                     ----------
ENERGY -- 7.4%
   Atwood Oceanics*                                       61,700          2,196
   Cabot Oil & Gas                                        84,800          2,591
   Cimarex Energy*                                        74,100          2,142
   Clayton Williams Energy*                                6,000            208
   Comstock Resources*                                    12,200            242
   Core Laboratories*                                     88,200          1,870
   Del Global Technology (G)*                                 35             --
   Evergreen Resources (B)*                              139,700          4,799
   Forest Oil*                                           174,950          4,417
   Holly                                                  21,300            679
   Houston Exploration*                                   10,600            474
   Key Energy Services*                                  121,900          1,341
   Magnum Hunter Resources*                              239,300          2,427
   NATCO Group, Cl A*                                    108,564            790
   National-Oilwell (B)*                                 113,500          3,210
   Nuevo Energy*                                         111,400          3,627
   Overseas Shipholding Group                             38,100          1,391
   Petroleum Development*                                  4,700            135
   Plains Exploration & Production (B)*                  117,095          2,183
   Prima Energy*                                          53,900          1,862

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Range Resources*                                       84,600     $    1,026
   Remington Oil & Gas*                                   36,300            717
   Spinnaker Exploration*                                 44,600          1,602
   St. Mary Land & Exploration (B)                        85,400          2,855
   Stone Energy*                                         137,700          6,811
   Swift Energy*                                         137,000          2,582
   Tesoro Petroleum*                                     132,200          2,484
   Tom Brown*                                             68,800          2,587
   Universal Compression Holdings*                         8,100            266
   Veritas DGC (B)*                                      238,100          4,929
   Vintage Petroleum                                     159,100          2,332
   W-H Energy Services*                                  137,300          1,987
   Westport Resources*                                    33,800          1,115
   Whiting Petroleum*                                     75,800          1,788
                                                                     ----------
                                                                         69,665
                                                                     ----------
FINANCIALS -- 24.2%
   Acadia Realty Trust+                                   28,600            404
   Affiliated Managers Group (B)*                         26,250          1,433
   Affordable Residential Communities+*                   20,500            379
   Alliance Bancorp of New England (B)                    18,900            769
   Allmerica Financial*                                  114,300          3,949
   AMB Property+                                         100,600          3,739
   American Home Mortgage
     Investment+                                          42,000          1,210
   AmericanWest Bancorp*                                   1,810             36
   AmerUs Group (B)*                                      33,100          1,336
   Anworth Mortgage Asset+                                72,100          1,006
   Apartment Investment &
     Management, Cl A+                                    50,500          1,570
   Arch Capital Group*                                    36,600          1,538
   Aspen Insurance Holdings*                              51,700          1,331
   Associated Estates Realty+                             17,900            164
   AvalonBay Communities+                                 53,000          2,840
   BancFirst                                                 300             17
   Bank Mutual                                           147,100          1,646
   BankAtlantic Bancorp, Cl A                             42,000            712
   Boston Properties+                                     66,700          3,622
   Boykin Lodging+*                                       16,500            153
   Brandywine Realty Trust+                               24,700            755
   BSB Bancorp                                             5,100            197
   Capital of The West*                                    1,200             47
   Capital Southwest                                      27,100          2,039
   Cardinal Financial*                                   148,262          1,423
   Cash America International                             23,000            530
   CBL & Associates Properties+                           33,400          2,049
   Center Financial                                        3,400             53
   Central Pacific Financial                               6,200            185
   Chelsea Property Group+                                51,400          3,235
   Chittenden                                             27,400            904
   City Holding                                            5,200            178

--------------------------------------------------------------------------------
28         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CNA Surety*                                            18,600     $      206
   Colonial BancGroup                                     69,900          1,293
   Columbia Bancorp                                        1,200             20
   Columbia Banking System                                 5,500            154
   Commerce Group                                         28,200          1,354
   Commercial Federal                                     34,600            955
   Community Bank System                                  17,100            791
   CompuCredit*                                           33,100            700
   Corus Bankshares                                        9,200            371
   Delphi Financial Group, Cl A                           39,900          1,677
   Direct General*                                        19,800            717
   Donegal Group, Cl A                                    97,407          1,952
   Entertainment Properties Trust+                        16,000            655
   Equity Inns+                                           45,600            420
   FBL Financial Group, Cl A                              16,900            475
   FelCor Lodging Trust*                                     500              5
   Financial Institutions                                  1,100             25
   First American                                        122,400          3,723
   First Citizens Bancshares, Cl A                         9,143          1,125
   First Indiana                                          75,050          1,512
   First State Bancorporation                              1,000             31
   FirstFed Financial*                                    29,900          1,379
   Flagstar Bancorp (B)                                  123,600          3,170
   Flushing Financial                                     44,700            809
   FPIC Insurance Group (B)*                              30,100            690
   Frontier Financial                                      3,000            103
   GATX                                                   69,900          1,550
   General Growth Properties (B)+                        190,600          6,700
   Glacier Bancorp                                         2,900             94
   Glenborough Realty Trust+                              23,100            516
   Glimcher Realty Trust+                                 14,100            382
   Gold Banc                                              69,700          1,136
   Greater Bay Bancorp (B)                                55,600          1,626
   Grupo TMM ADR, Ser A*                                 199,500            553
   Hancock Holding                                         1,000             31
   Hanmi Financial                                         2,100             56
   Health Care+                                           15,600            633
   Hilb Rogal & Hamilton                                 155,500          5,925
   Horace Mann Educators                                  81,550          1,282
   Host Marriott+*                                       323,800          4,138
   Hub International                                      83,900          1,540
   Hudson River Bancorp                                    7,400            152
   Hudson United Bancorp                                  37,900          1,442
   IBERIABANK                                              2,000            118
   Independant Bank                                        1,800             55
   Independence Community Bank                            42,300          1,724
   Independent Bank                                        5,390            150
   IndyMac Bancorp                                        33,100          1,201
   IPC Holdings                                           41,000          1,615
   Irwin Financial                                        61,700          1,665
   iStar Financial+                                       98,500          4,167
   Jones Lang LaSalle*                                    71,800          1,846

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kilroy Realty+                                         58,000     $    2,059
   Kimco Realty+                                         119,400          6,087
   Koger Equity+                                          17,000            399
   Landamerica Financial Group                           100,700          4,558
   LaSalle Hotel Properties+                               7,700            182
   Levitt, Cl A*                                          29,300            718
   Liberty Property Trust+                                44,900          2,020
   LNR Property                                           54,300          2,907
   Local Financial*                                       29,600            645
   LTC Properties+                                        19,500            353
   Macatawa Bank                                           1,900             53
   MAF Bancorp                                            10,900            474
   MainSource Financial Group                                600             21
   Max Re Capital                                         62,500          1,412
   Medallion Financial                                   172,800          1,495
   Medical Properties Trust+*                             39,400            394
   Mid-State Bancshares                                    4,000             95
   Nara Bancorp                                            2,000             59
   National Bankshares                                       300             15
   National Health Investors+                             20,500            631
   National Processing*                                   50,300            956
   Navigators Group*                                       1,500             43
   NBT Bancorp                                            47,600          1,071
   NCRIC Group*                                          125,700          1,192
   Netbank                                                 8,600            105
   Newcastle Investment+                                  28,200            950
   Novastar Financial (B)+                                 6,500            429
   Odyssey Re Holdings (B)                                38,400          1,037
   Omega Healthcare Investors+                            42,500            462
   Oriental Financial Group                               35,000          1,115
   Pacific Capital Bancorp                                10,500            417
   Parkway Properties+                                     5,500            257
   Penn-America Group                                      7,400            108
   PFF Bancorp                                            11,200            427
   Platinum Underwriters Holdings                         75,700          2,426
   PMI Group                                              47,200          1,763
   Post Properties+                                       20,000            576
   Presidential Life                                      37,400            560
   ProAssurance*                                          50,100          1,753
   Prologis+                                             160,900          5,771
   Prosperity Bancshares                                   5,300            125
   Provident Bankshares                                   34,300          1,076
   Provident Financial Group (B)                          39,300          1,578
   PS Business Parks+                                     35,000          1,622
   Public Storage+                                        91,100          4,433
   Pxre Group                                             41,000          1,146
   R & G Financial, Cl B                                  18,300            632
   Rainier Pacific Financial Group*                       95,000          1,531
   RAIT Investment Trust+                                 19,100            564
   Realty Income+                                          9,000            402
   Reckson Associates Realty+                             67,800          1,908
   Regency Centers+                                       95,600          4,467

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         29

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   RenaissanceRe Holdings                                 47,100     $    2,449
   Republic Bancorp                                       10,940            154
   Resource Bankshares                                     1,400             46
   Rouse+                                                112,400          6,025
   Safety Insurance Group                                 68,500          1,301
   Scottish Annuity & Life Holdings                       47,600          1,151
   Selective Insurance Group                              16,500            579
   Senior Housing Properties Trust+                      106,000          2,067
   Signature Bank*                                        59,800          1,250
   Simmons First National                                  1,500             41
   Simon Property Group+                                 103,200          6,031
   Sky Financial Group                                    45,000          1,168
   SL Green Realty+                                       43,300          2,065
   St. Joe                                                20,400            830
   State Auto Financial                                    2,800             72
   Staten Island Bancorp                                  79,800          1,985
   Sterling Financial*                                    69,300          2,556
   Stewart Information Services*                         166,400          6,540
   Susquehanna Bancshares                                  8,500            218
   Tanger Factory Outlet Centers+                          2,700            122
   Texas Regional Bancshares, Cl A                         9,790            417
   Trammell Crow*                                        116,200          1,630
   Trico Bancshares                                        1,800             67
   UMB Financial                                          31,400          1,592
   Umpqua Holdings                                         5,700            115
   Universal American Financial*                          25,100            301
   Ventas+                                                96,900          2,663
   Vornado Realty Trust+                                  54,800          3,314
   Washington Federal                                     37,364            954
   Webster Financial                                      22,000          1,116
   WesBanco                                               21,700            659
   West Coast Bancorp                                      2,400             55
   Westcorp                                               13,000            573
   WFS Financial*                                          6,400            277
   White Mountains Insurance Group                         1,900            997
   Winston Hotels+                                       208,700          2,200
   WR Berkley                                             59,950          2,391
   WSFS Financial                                          3,900            196
   Zenith National Insurance (B)                          33,900          1,329
                                                                     ----------
                                                                        227,033
                                                                     ----------
HEALTH CARE -- 8.6%
   Albany Molecular Research*                             14,900            237
   Alpharma, Cl A                                        229,000          4,491
   America Service Group*                                 23,200            796
   Analogic                                               10,900            496
   Applera -- Celera Genomics Group*                     238,900          3,466
   Apria Healthcare Group*                                46,700          1,398
   Bausch & Lomb                                          29,500          1,769
   Beckman Coulter                                        21,100          1,151
   Bio-Rad Laboratories, Cl A*                            17,500            986
   Cerner (B)*                                            17,200            777

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cole National*                                         64,800     $    1,430
   Community Health Systems*                              72,700          2,023
   Conmed*                                                 8,600            254
   Covance*                                               37,350          1,286
   Cross Country Healthcare*                              58,100            967
   Genencor International*                               185,800          2,473
   Hanger Orthopedic Group (B)*                           98,700          1,782
   Health Net*                                           175,400          4,373
   Healthsouth (B)*                                      414,900          1,705
   Hologic*                                               77,800          1,575
   Invacare                                                1,500             68
   LifePoint Hospitals (B)*                               44,300          1,433
   Meridian Bioscience                                     6,600             67
   Mettler Toledo International*                          63,300          2,811
   Millipore*                                             90,700          4,660
   MTS Systems                                            12,900            357
   Myriad Genetics (B)*                                   73,200          1,187
   National Dentex*                                      151,790          4,129
   Nu Skin Enterprises, Cl A (B)                         109,100          2,198
   Ocular Sciences*                                       69,200          2,017
   Owens & Minor                                          67,000          1,695
   Pacificare Health Systems*                             48,800          1,930
   Parexel International*                                102,400          1,830
   Pharmacopeia*                                         164,900          3,318
   PolyMedica (B)                                         20,600            553
   Prime Medical Services*                                42,300            233
   Province Healthcare*                                   74,500          1,185
   RehabCare Group*                                       80,100          1,592
   Res-Care*                                             145,710          1,862
   Select Medical                                         63,700          1,064
   Sola International*                                    67,700          1,574
   Steris*                                                44,000          1,135
   Sybron Dental Specialties*                            150,800          4,109
   Triad Hospitals*                                       51,800          1,596
   US Oncology*                                          127,800          1,889
   Valeant Pharmaceuticals                               103,500          2,471
   West Pharmaceutical Services                            7,000            262
                                                                     ----------
                                                                         80,660
                                                                     ----------
INDUSTRIALS -- 18.9%
   Acuity Brands                                          77,400          1,848
   Albany International, Cl A                             58,000          1,560
   Alexander & Baldwin                                    12,600            417
   Allete                                                101,600          3,565
   America West Holdings (B)*                             96,700            922
   American Bank Note Holographics*                        5,122             12
   Angelica                                                7,400            169
   AO Smith                                               92,550          2,679
   Applied Industrial Technologies                        42,300            961
   Arkansas Best                                          53,400          1,431
   Banta                                                 130,800          6,055
   BearingPoint*                                         482,100          5,168

--------------------------------------------------------------------------------
30         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Belden                                                  3,400     $       65
   Briggs & Stratton (B)                                  86,400          5,829
   Brink's                                               104,600          2,885
   Butler Manufacturing                                   28,300            635
   Calgon Carbon                                         246,100          1,895
   Cascade                                                28,400            577
   CIRCOR International                                   65,900          1,489
   CNH Global                                            142,660          2,671
   Coinstar (B)*                                          57,500            913
   Consolidated Graphics*                                 40,500          1,557
   Courier                                                37,150          1,662
   CPI Aerostructures*                                   135,900          1,343
   Duratek*                                              200,780          3,194
   EDO                                                    82,900          1,996
   EMCOR Group*                                           37,500          1,376
   Ennis Business Forms                                    9,100            152
   Esterline Technologies*                                15,900            395
   Flowserve*                                             10,300            216
   Frontier Airlines*                                     71,600            746
   FTI Consulting*                                        59,000            983
   General Cable (B)*                                    123,900            914
   Genessee & Wyoming, Cl A*                              21,750            537
   Genlyte Group*                                         53,300          2,987
   Griffon*                                              171,000          3,694
   Harsco                                                 48,700          2,216
   Heartland Express                                      39,200            893
   Herley Industries*                                     21,600            408
   IKON Office Solutions                                 100,800          1,290
   Imagistics International*                              11,200            493
   Infospace*                                              1,500             58
   Insituform Technologies, Cl A*                        234,800          3,670
   Invision Technologies (B)*                             32,100          1,594
   John H. Harland                                        86,600          2,695
   Kadant*                                                33,485            698
   Kansas City Southern*                                 212,100          2,948
   Kaydon                                                 89,000          2,450
   Kennametal (B)                                         41,100          1,696
   Kirby*                                                 85,000          2,872
   Kroll*                                                 79,000          2,121
   Laidlaw International*                                137,900          2,006
   Lennox International                                   99,000          1,836
   LSI Industries                                         71,775            873
   Magellan Health Services*                              47,400          1,332
   Manitowoc                                              46,900          1,387
   McGrath Rentcorp                                        1,700             52
   Medical Staffing Network Holdings*                     99,300            782
   Milacron (B)                                          271,400            942
   MKS Instruments*                                        5,100            122
   Mobile Mini (B)*                                        4,200             73
   Moog, Cl A*                                            14,550            496
   Mueller Industries*                                    81,000          2,753
   Navigant International (B)*                             8,900            160

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Navistar International (B)*                            71,000     $    3,255
   Nordson                                                25,300            948
   On Assignment*                                        101,200            566
   Orbital Sciences (B)*                                 204,500          2,562
   Overnite*                                              24,600            566
   Pentair                                                29,200          1,723
   Quality Distribution*                                 104,750          1,477
   Quanta Services (B)*                                  258,400          1,830
   Rayovac*                                               29,400            841
   Regal-Beloit                                          100,600          2,010
   RH Donnelley*                                          16,200            757
   Robbins & Myers                                        91,700          1,976
   Rofin-Sinar Technologies*                               1,400             42
   Roto-Rooter                                            25,400          1,284
   Ryder System                                          129,600          5,019
   School Specialty (B)*                                 121,000          4,304
   SCS Transportation*                                    18,000            392
   Sequa, Cl A*                                            1,400             69
   Service International (B)*                            114,600            856
   Simpson Manufacturing*                                 74,100          3,627
   Skywest                                                50,200            966
   Source Interlink*                                     130,000          1,625
   Sourcecorp*                                            54,300          1,439
   Standard Register                                      16,900            271
   Stewart Enterprises, Cl A*                            146,200          1,063
   Tecumseh Products, Cl A                                46,400          1,953
   Teledyne Technologies*                                139,200          2,603
   Thomas Industries                                      36,700          1,156
   Timken                                                 74,600          1,733
   Toro (B)                                               15,000            930
   Unifirst                                               27,400            756
   United Industrial                                      90,900          1,722
   United Rentals*                                       145,000          2,577
   United Stationers*                                     52,900          2,227
   Universal Forest Products                              29,500            910
   URS*                                                   40,900          1,177
   US Xpress Enterprises*                                  2,200             31
   USF                                                   100,100          3,425
   Valmont Industries                                     20,900            418
   Viad                                                   30,100            728
   Wabtec                                                145,400          2,071
   Walter Industries                                      34,400            411
   Washington Group International*                       109,800          4,020
   Watsco                                                  9,200            267
   Watson Wyatt Holdings*                                 94,600          2,388
   Woodward Governor                                      31,600          2,014
   York International                                     54,600          2,146
                                                                     ----------
                                                                        177,545
                                                                     ----------
INFORMATION TECHNOLOGY -- 7.8%
   1-800 Contacts (B)*                                    48,800            859
   Alliance Semiconductor*                               106,500            811


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         31

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   American Management Systems*                           72,300     $    1,388
   Andrew*                                                76,605          1,341
   Anixter International*                                 52,900          1,494
   Arris Group (B)*                                      158,500          1,458
   Ascential Software*                                    72,600          1,591
   Avnet*                                                 68,700          1,683
   Axcelis Technologies*                                 140,600          1,564
   Bel Fuse                                                5,400            177
   Benchmark Electronics*                                 15,050            474
   Borland Software*                                     115,300          1,047
   C-COR.net*                                              6,400             90
   Cable Design Technologies (B)*                        137,600          1,305
   Cadence Design Systems (B)*                            67,700            998
   CCC Information Services Group*                        54,800            974
   Checkpoint Systems*                                    68,300          1,291
   Coherent*                                              91,992          2,419
   CommScope*                                             47,300            788
   Digi International*                                    67,200            663
   E.piphany*                                            119,000            859
   Earthlink*                                            279,200          2,474
   Fairchild Semiconductor International*                 33,000            793
   Harris                                                 55,900          2,706
   Helix Technology                                       28,100            681
   Hutchinson Technology*                                 10,500            295
   InFocus*                                               88,400            827
   Internet Security Systems*                            137,200          2,420
   Iomega                                                 14,360             80
   Keynote Systems*                                      131,300          1,690
   Komag*                                                 67,400          1,240
   Lincoln Electric Holdings                              52,600          1,481
   Maxtor*                                               369,800          3,014
   Mentor Graphics*                                       78,700          1,402
   Methode Electronics                                   166,700          2,150
   Parametric Technology*                                364,700          1,648
   Pegasus Solutions*                                     57,400            670
   Pericom Semiconductor*                                 42,100            483
   PerkinElmer                                            87,000          1,800
   Photronics*                                            12,600            224
   Pinnacle Systems*                                      77,700            702
   Pomeroy IT Solutions                                  147,800          2,143
   ProQuest (B)*                                          56,900          1,660
   Quantum (B)*                                          696,800          2,578
   Register.com*                                          45,454            269
   Scientific Games, Cl A*                                60,800          1,138
   Silicon Storage Technology*                            24,100            312
   Stoneridge*                                             6,300             91
   Storage Technology*                                    54,400          1,514
   Sybase (B)*                                           135,400          2,842
   SYKES Enterprises*                                     54,000            321
   THQ (B)*                                               36,500            738
   TIBCO Software*                                       395,200          3,229
   Transaction Systems Architects, Cl A*                  46,000          1,064

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   TTM Technologies*                                      24,200      $     298
   Unisys*                                               148,000          2,113
   Utstarcom*                                             23,300            670
   Wavecom ADR*                                          142,800          1,649
                                                                     ----------
                                                                         72,683
                                                                     ----------
MATERIALS -- 5.3%
   Airgas                                                 62,500          1,331
   Albemarle                                             104,000          3,016
   Amcol International                                    10,400            181
   American Pacific                                       25,100            200
   Aptargroup                                             61,700          2,369
   Caraustar Industries*                                  59,200            690
   Century Aluminum*                                       3,000             85
   Cleveland-Cliffs (B)*                                  35,200          2,303
   Constar International*                                 99,800            537
   Crown Holdings*                                       439,600          4,097
   Cytec Industries*                                     158,600          5,641
   Ethyl*                                                 19,760            391
   Georgia Gulf                                           70,200          2,117
   Greif, Cl A                                            10,200            356
   Gundle Environmental*                                   6,000            111
   HB Fuller*                                             16,900            481
   Headwaters*                                            51,000          1,307
   Hercules (B)*                                         138,100          1,585
   IMC Global (B)                                        112,100          1,603
   Jacuzzi Brands*                                       531,100          4,982
   Louisiana-Pacific*                                     58,500          1,509
   Massey Energy                                          53,000          1,170
   Minerals Technologies                                  16,800            959
   Octel                                                  11,200            334
   Olin                                                   69,800          1,246
   OM Group*                                              20,000            608
   Quanex                                                 52,900          2,248
   Roanoke Electric Steel                                 28,900            408
   Rock-Tenn, Cl A                                        38,900            561
   Schnitzer Steel Industries, Cl A                        4,950            159
   Schweitzer-Mauduit International                      102,732          3,318
   Silgan Holdings*                                       37,500          1,715
   Steel Dynamics*                                        60,100          1,489
   Wellman                                                29,400            246
                                                                     ----------
                                                                         49,353
                                                                     ----------
TELECOMMUNICATION SERVICES -- 0.5%
   Commonwealth Telephone
     Enterprises (B)*                                     37,000          1,517
   CT Communications                                       4,200             58
   General Communication, Cl A*                          113,919          1,037
   IDT*                                                   27,800            552
   IDT, Cl B*                                             42,900            865
   Shenandoah Telecom*                                       500             11
   Talk America Holdings (B)*                             66,600            564
                                                                     ----------
                                                                          4,604
                                                                     ----------

--------------------------------------------------------------------------------
32         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 3.1%
   AGL Resources                                         141,301     $    4,101
   Avista                                                 68,800          1,302
   Black Hills                                            29,200            931
   Cascade Natural Gas                                    35,070            764
   Cheasapeake Utilities                                   2,100             54
   CMS Energy (B)*                                       144,000          1,289
   El Paso Electric*                                     111,000          1,536
   Energen                                                23,000            949
   Littelfuse*                                            69,578          2,588
   NUI                                                    67,000          1,133
   Oneok                                                  21,000            474
   Pico Holdings*                                        110,700          1,819
   PNM Resources                                         148,000          4,447
   Southern Union*                                         2,765             52
   Southwest Gas                                          16,200            379
   UGI                                                    39,200          1,290
   UIL Holdings                                           24,200          1,166
   Vectren                                                42,700          1,054
   Westar Energy                                          69,200          1,450
   WGL Holdings                                           27,500            828
   Wisconsin Energy (B)                                   53,900          1,733
                                                                     ----------
                                                                         29,339
                                                                     ----------
Total Common Stock
   (Cost $727,305) ($ Thousands)                                        917,245
                                                                     ----------

WARRANTS -- 0.0%
   American Banknote, Ser 1,
     Expires 10/01/07 (G)*                                   345             --
   American Banknote, Ser 2,
     Expires 10/01/07 (G)*                                   345             --
   Washington Mutual (D)*                                432,942             82
                                                                     ----------
Total Warrants
   (Cost $62) ($ Thousands)                                                  82
                                                                     ----------

RIGHTS -- 0.0%
   Bank United (H)*                                       46,300              5
                                                                     ----------
Total Rights
   (Cost $7) ($ Thousands)                                                    5
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (F) -- 4.3%
FINANCIALS -- 4.0%
   Belford Funding
        1.090%, 02/02/05                                  $2,923     $    2,923
   Blue Heron Funding
        1.120%, 02/23/05                                   2,923          2,923
        1.120%, 03/18/05                                   1,315          1,315
   CCN Bluegrass
        1.160%, 02/18/05                                   2,192          2,192
   CIT Group
        1.900%, 04/08/04                                   1,724          1,724
        1.763%, 05/03/04                                     292            292
        1.200%, 12/01/04                                   1,754          1,754
   Citigroup
        1.460%, 05/04/04                                     684            684
   Commodore
        1.270%, 12/12/38                                     877            877
   Countrywide Home Loans
        1.270%, 05/14/04                                     731            731
        1.235%, 09/24/04                                   1,023          1,023
        1.200%, 02/23/05                                     848            848
        1.190%, 01/18/05                                   1,461          1,461
   Duke Funding
        1.180%, 04/08/05                                   1,461          1,461
   Goldman Sachs Group
        1.340%, 05/04/04                                   1,461          1,461
   HBOS Treasury Services
        1.120%, 07/19/04                                     380            380
   Harwood
        1.150%, 06/21/04                                     731            731
   Household Finance
        1.870%, 04/23/04                                     146            146
   Liberty Light US Capital
        1.070%, 02/09/05                                   1,461          1,461
        1.060%, 05/17/04                                     877            877
        1.060%, 01/14/05                                   1,461          1,461
   Merrill Lynch
        1.050%, 04/13/04                                   1,461          1,461
   Morgan Stanley
        1.100%, 04/04/05                                     585            585
        1.080%, 07/06/04                                   1,461          1,461
        1.080%, 07/23/04                                   1,461          1,461
   Orchid Structured Finance
        1.220%, 11/18/04                                   2,031          2,031
   Paragon Mortgages
        1.110%, 09/15/04                                   1,267          1,267
   Sigma Finance
        1.066%, 11/01/04                                     877            877
   Tango
        1.380%, 08/13/04                                   1,461          1,461
                                                                     ----------
                                                                         37,329
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         33

STATEMENT OF NET ASSETS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.3%
   Caterpillar
        1.300%, 04/08/04                                  $  877     $      877
        1.270%, 05/28/04                                     731            731
        1.240%, 07/09/04                                   1,461          1,460
                                                                     ----------
                                                                          3,068
                                                                     ----------
Total Corporate Obligations
   (Cost $40,397) ($ Thousands)                                          40,397
                                                                     ----------

COMMERCIAL PAPER (C) (E) -- 2.7%
FINANCIALS -- 2.7%
   Amsterdam Funding
        1.051%, 05/17/04                                   2,338          2,335
   Beethoven Funding
        1.105%, 08/26/04                                     669            666
   Bradford & Bingley
        1.186%, 09/10/04                                   1,461          1,454
        1.185%, 08/17/04                                     964            960
   CRE Funding
        1.090%, 04/07/04                                     585            584
   Grampian Funding
        1.150%, 04/14/04                                   1,461          1,461
   Mitten
        1.041%, 04/22/04                                   1,461          1,460
   Moat Funding
        1.150%, 04/06/04                                   2,192          2,192
   Park Granada
        1.064%, 07/30/04                                   2,777          2,767
        1.063%, 07/15/04                                   1,461          1,457
   Rhineland Funding
        1.102%, 05/25/04                                   1,169          1,167
        1.101%, 04/26/04                                   1,173          1,172
        1.093%, 06/23/04                                   1,002            999
        1.080%, 04/08/04                                     431            431
        1.080%, 04/16/04                                     755            755
   Tannehill Capital
        1.172%, 05/19/04                                   1,461          1,459
   Tulip Funding
        1.060%, 04/01/04                                   3,799          3,799
                                                                     ----------
Total Commercial Paper
   (Cost $25,118) ($ Thousands)                                          25,118
                                                                     ----------

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 2.8%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                             730,659     $      731
   Bear Stearns Master Notes (C)                       2,922,635          2,923
   First Union Cash Management
     Program                                             927,032            927
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++                          21,706,868         21,707
                                                                     ----------
Total Cash Equivalents
   (Cost $26,288) ($ Thousands)                                          26,288
                                                                     ----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
        0.980%, 08/26/04                                  $1,500          1,494
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $1,494) ($ Thousands)                                            1,494
                                                                     ----------

REPURCHASE AGREEMENTS (C) -- 1.7%
   Deutsche  Bank
        1.060%, dated 03/31/04, to be
        repurchased on 04/01/04,
        repurchase price $7,078,919
        (collateralized by U.S. Government
        Agency obligations, total market
        value: $7,220,311)                                 7,079          7,079
   Lehman Brothers
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $9,206,573
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $9,390,469)                                    9,206          9,206
                                                                     ----------
Total Repurchase Agreements
   (Cost $16,285) ($ Thousands)                                          16,285
                                                                     ----------
Total Investments -- 109.5%
   (Cost $836,956) ($ Thousands)                                      1,026,914
                                                                     ----------

--------------------------------------------------------------------------------
34         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (9.5)%
Payable Upon Return on Securities Loaned                             $  (85,454)
Investment Advisory Fees Payable                                           (510)
Administration Fees Payable                                                (275)
Shareholder Servicing Fees Payable                                          (66)
Administration Servicing Fees Payable                                        (1)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                        (2,531)
                                                                     ----------
Total Other Assets and Liabilities                                      (88,838)
                                                                     ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 45,161,060 outstanding shares
   of beneficial interest                                               660,268
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 303,425 outstanding shares
   of beneficial interest                                                 5,445
Distribution in excess of net investment income                             (14)
Accumulated net realized gain on investments
   and futures contracts                                                 82,091
Net unrealized appreciation on investments                              189,958
Net unrealized appreciation on futures contracts                            328
                                                                     ----------
Total Net Assets -- 100.0%                                           $  938,076
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($931,821,239 / 45,161,060 shares)                                    $20.63
                                                                         ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($6,254,637 / 303,425 shares)                                         $20.61
                                                                         ======

*   Non-income producing security.
+   Real Estate Investment Trust
++  See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2004 (see Note 7). The total value of securities on loan at March 31, 2004 was $81,712,942.
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2004 was $85,453,727.
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2004.
(G) Security considered illiquid. The total value of such securities as of March 31, 2004 was $0.
(H) This security was issued for possible settlement of pending litigation and does not have an expiration date.
ADR -- American Depository Receipt
Cl -- Class
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         35

STATEMENT OF NET ASSETS (Unaudited)

Small Cap Growth Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
CONSUMER DISCRETIONARY -- 15.8%
   AFC Enterprises*                                       81,300     $    1,870
   America's Car Mart*                                   147,500          3,975
   Bombay*                                               291,600          2,289
   Carter's (B)*                                          55,200          1,578
   Charming Shoppes*                                     218,700          1,704
   Cheesecake Factory (B)*                                69,700          3,215
   Chicago Pizza & Brewery (B)*                           64,400            842
   Christopher & Banks                                   141,950          2,997
   Coach*                                                102,500          4,201
   Cost Plus*                                            161,300          6,734
   Dick's Sporting Goods*                                 52,400          3,047
   Electronics Boutique Holdings*                         67,100          1,970
   Four Seasons Hotels                                    34,000          1,805
   GameStop, Cl A*                                       100,700          1,815
   Gentex                                                 62,800          2,724
   Gildan Activewear, Cl A*                               45,500          1,426
   Globe Units Pipe (D)*                                  10,500          1,318
   Group 1 Automotive*                                    42,300          1,531
   Guitar Center (B)*                                     53,300          1,980
   Hibbett Sporting Goods*                               163,050          6,219
   HOT Topic*                                            284,042          7,513
   Identix*                                              360,400          2,083
   Insight Enterprises*                                   14,200            273
   Journal Communications, Cl A                           75,100          1,502
   Kenneth Cole Productions, Cl A                        123,450          4,210
   Lin TV, Cl A*                                         137,900          3,283
   M/I Homes                                              48,300          2,284
   Marvel Enterprises (B)*                               140,850          2,703
   Mediacom Communications*                              276,000          2,214
   Meritage*                                              35,600          2,643
   MSC Industrial Direct, Cl A                           135,440          4,056
   Nexstar Broadcasting Group, Cl A*                     130,300          1,523
   Noble International (B)                                80,870          2,108
   O'Reilly Automotive*                                   47,400          1,898
   Overstock.com (B)*                                     38,800          1,198
   Panera Bread, Cl A (B)*                                45,800          1,783
   Parkervision (B)*                                     153,000          1,045
   PDI*                                                   27,400            693
   Phillips-Van Heusen                                   155,000          2,867
   Pinnacle Entertainment*                               202,300          2,792
   Quiksilver*                                           208,600          4,558
   Rare Hospitality International*                       179,450          4,980
   Red Robin Gourmet Burgers*                             51,400          1,460
   Regis                                                  38,300          1,702
   SCP Pool*                                              43,650          1,626
   Select Comfort (B)*                                   112,705          3,110
   Shuffle Master (B)*                                    67,870          3,155
   Sonic*                                                 62,800          2,153
   Standard Motor Products                               136,500          2,140
   Standard-Pacific                                       35,300          2,118
   Station Casinos                                       100,720          4,449

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Timberland, Cl A*                                      32,400     $    1,926
   Tractor Supply*                                        61,200          2,370
   Tuesday Morning*                                      107,975          3,721
   Tweeter Home Entertainment Group*                     113,700          1,073
   Urban Outfitters*                                     128,600          6,181
   Value Line                                             14,000            738
   WCI Communities*                                      235,200          5,887
   Winnebago Industries                                   54,900          1,711
   XM Satellite Radio Holdings,
     Cl A (B)*                                            68,000          1,904
   Yankee Candle*                                         63,500          1,751
                                                                     ----------
                                                                        160,624
                                                                     ----------
CONSUMER STAPLES -- 1.4%
   Cott                                                   86,720          2,549
   Great Atlantic & Pacific Tea*                         176,700          1,368
   NBTY*                                                  62,600          2,327
   PC Mall*                                               73,500          1,348
   Pilgrims Pride, Cl B                                  103,500          2,321
   United Natural Foods*                                  95,770          4,606
                                                                     ----------
                                                                         14,519
                                                                     ----------
ENERGY -- 3.3%
   Bunge                                                  53,200          2,140
   Cabot Oil & Gas                                        58,700          1,794
   Cal Dive International*                               127,200          3,286
   Comstock Resources*                                    52,400          1,041
   Denbury Resources*                                    203,100          3,424
   Evergreen Resources*                                   28,400            975
   Forest Oil*                                            57,000          1,439
   Horizon Offshore*                                     225,400            683
   Key Energy Services*                                  290,000          3,190
   Lone Star Technologies*                                26,600            470
   Matrix Service*                                       132,175          1,788
   Nuevo Energy*                                          63,900          2,081
   Patina Oil & Gas                                       93,390          2,451
   Penn Virginia                                          30,900          1,873
   Quicksilver Resources*                                 53,400          2,070
   Tetra Technologies*                                    77,300          2,020
   Ultra Petroleum*                                       39,600          1,188
   Varco International*                                   37,300            672
   Vintage Petroleum                                      95,900          1,406
                                                                     ----------
                                                                         33,991
                                                                     ----------
FINANCIALS -- 11.4%
   Acadia Realty Trust+                                  122,000          1,721
   Affiliated Managers Group (B)*                         35,250          1,924
   American Home Mortgage Investment+                     62,000          1,786
   Arch Capital Group*                                    53,490          2,248
   Brookline Bancorp                                     118,600          1,892
   Capital Source*                                       185,600          4,167
   Cascade Bancorp                                        28,800            662
   Commercial Capital Bancorp (B)*                       229,333          5,256


--------------------------------------------------------------------------------
36         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Delphi Financial Group, Cl A                          117,350     $    4,931
   Downey Financial                                       87,500          4,629
   E*Trade Financial (B)                                 743,100          9,920
   East-West Bancorp                                      37,100          2,078
   Fidelity Bankshares                                    51,300          1,880
   First Cash Financial Services*                        114,100          3,837
   First Community Bancorp                                31,000          1,159
   First Marblehead*                                      53,400          1,573
   First Republic Bank                                    38,300          1,477
   FirstFed Financial*                                    26,600          1,227
   Franklin Bank*                                         13,100            243
   Friedman Billings Ramsey Group, Cl A                  219,700          5,930
   Harbor Florida Bancshares                               5,200            150
   HCC Insurance Holdings                                 53,100          1,717
   Itla Capital*                                          31,900          1,578
   Kansas City Life Insurance                             30,500          1,305
   KNBT Bancorp*                                          99,500          1,759
   MFA Mortgage Investments+                             141,500          1,429
   Netbank                                                90,200          1,101
   One Liberty Properties+                                64,700          1,459
   PFF Bancorp                                            37,440          1,428
   Platinum Underwriters Holdings                         44,900          1,439
   Portfolio Recovery Associates (B)*                     57,600          1,552
   ProAssurance*                                         144,765          5,067
   R & G Financial, Cl B                                 124,750          4,309
   RAIT Investment Trust+                                 72,200          2,133
   Redwood Trust+                                         45,800          2,847
   Regency Centers+                                       19,300            902
   Saxon Capital*                                         67,200          1,909
   Shurgard Storage Centers, Cl A+                        39,000          1,556
   Silicon Valley Bancshares*                            136,000          4,412
   South Financial Group                                  65,000          1,923
   Sterling Financial*                                    33,040          1,219
   TierOne*                                               62,400          1,466
   UCBH Holdings                                         130,450          5,223
   Umpqua Holdings                                        41,100            830
   United PanAm Financial (B)*                            96,500          1,543
   Westamerica Bancorporation                             36,200          1,827
   Westcorp                                              110,400          4,865
                                                                     ----------
                                                                        115,488
                                                                     ----------
HEALTH CARE -- 19.8%
   Abaxis*                                                96,100          1,946
   Abgenix*                                              248,200          3,299
   Accredo Health*                                        95,700          3,646
   Advanced Neuromodulation Systems*                      28,463          1,027
   Align Technology*                                     443,985          8,440
   Alkermes (B)*                                         154,700          2,474
   Alliance Imaging*                                      97,200            379
   Allscripts Healthcare Solutions*                       30,000            291
   American Healthways (B)*                              143,275          3,499
   Amsurg (B)*                                            46,500          1,056
   Applera -- Celera Genomics Group*                     104,800          1,521

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Apria Healthcare Group*                                14,200     $      425
   Ariad Pharmaceuticals*                                101,700            962
   Array Biopharma*                                      105,200            947
   Atherogenics*                                          66,700          1,525
   August Technology*                                     95,100          1,426
   AVI BioPharma (B)*                                     53,500            162
   Axonyx (B)*                                           452,100          2,952
   Beverly Enterprises*                                  150,800            965
   Bio-Rad Laboratories, Cl A*                            33,800          1,905
   Bioject Medical Technologies*                         133,200            404
   Biosite (B)*                                           78,000          2,494
   Bradley Pharmaceuticals (B)*                           61,700          1,554
   Cardiodynamics International*                         205,400          1,298
   Cell Genesys*                                         417,300          5,024
   Cerner (B)*                                            62,700          2,833
   Columbia Laboratories*                                 45,900            227
   Conceptus (B)*                                        177,900          2,121
   Conmed*                                                47,200          1,394
   Connetics (B)*                                        131,100          2,906
   Cooper                                                 75,895          4,098
   Corixa (B)*                                           405,200          2,594
   Crucell ADR*                                          267,300          2,245
   Cubist Pharmaceuticals (B)*                           439,200          4,041
   CV Therapeutics (B)*                                  164,500          2,489
   Cyberonics (B)*                                        48,800          1,169
   Decode Genetics (B)*                                  171,700          1,820
   Dendreon (B)*                                         357,300          4,752
   Depomed*                                              227,600          1,782
   Digene*                                               141,580          4,865
   Discovery Laboratories (B)*                            94,300          1,150
   Encysive Pharmaceuticals*                             402,500          4,138
   Epix Medical*                                         125,500          2,604
   Exact Sciences*                                        61,700            479
   Exelixis*                                             169,521          1,449
   Flamel Technologies ADR*                               31,600            819
   Gen-Probe*                                             43,300          1,447
   Genta (B)*                                            505,200          5,305
   Human Genome Sciences*                                103,000          1,291
   I-Flow (B)*                                            39,700            559
   Incyte*                                               305,500          2,539
   Integra LifeSciences Holdings*                         38,800          1,188
   Isis Pharmaceuticals (B)*                             442,200          3,431
   Kosan Biosciences*                                    163,700          1,730
   La Jolla Pharmaceutical*                              490,200          1,353
   Laserscope (B)*                                       105,700          2,091
   Lexicon Genetics (B)*                                 140,700            882
   LifePoint Hospitals (B)*                               15,300            495
   Ligand Pharmaceuticals, Cl B (B)*                      79,600          1,600
   Lions Gate Entertainment*                             351,300          2,196
   Martek Biosciences (B)*                                64,930          3,701
   Medarex (B)*                                          411,300          3,689
   Medcath*                                              116,000          1,799
   Medicines*                                             50,600          1,630


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         37

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medicis Pharmaceutical, Cl A (B)                      191,100     $    7,644
   Merit Medical Systems*                                205,349          4,444
   MIM*                                                   69,900            532
   Nektar Therapeutics*                                  290,900          6,278
   Neopharm (B)*                                          65,000          1,219
   Neurochem*                                            160,700          3,437
   Nitromed*                                              99,300            789
   North American Scientific*                            198,300          1,983
   NPTest Holding*                                       127,300          1,927
   Nuvelo*                                                38,500            484
   Orasure Technologies*                                  91,700            950
   Orthodontic Centers of America (B)*                   122,300            966
   Orthologic*                                           272,700          2,113
   Pain Therapeutics*                                    266,900          1,855
   Paradigm Genetics*                                    973,100          1,226
   Pharmaceutical Resources*                              50,310          2,861
   PolyMedica (B)                                        144,800          3,884
   Pozen*                                                140,500          1,942
   Protein Design Labs (B)*                              125,300          2,985
   Rotech Healthcare*                                     54,000          1,131
   Salix Pharmaceuticals*                                 89,400          2,594
   Sonosight*                                             84,900          1,811
   Telik*                                                239,300          6,423
   Third Wave Technologies*                              468,900          2,162
   Transgenomic*                                         251,000            492
   Tularik*                                               92,700          2,276
   Vasogen*                                               51,200            313
   Viropharma (B)*                                       107,000            246
   Vital Images*                                          23,400            235
                                                                     ----------
                                                                        201,724
                                                                     ----------
INDUSTRIALS -- 8.2%
   Active Power*                                         122,300            394
   Advisory Board (B)*                                   118,663          4,337
   AGCO*                                                  88,000          1,822
   Alliant Techsystems*                                   30,550          1,662
   aQuantive*                                            117,500          1,128
   Armor Holdings*                                        57,800          1,913
   Atlantic Coast Airlines Holdings (B)*                 288,100          2,095
   Autobytel*                                            184,370          2,434
   Charles River Associates*                              46,300          1,518
   Chicago Bridge & Iron (NY Shares)                     111,900          3,114
   Corinthian Colleges*                                  107,500          3,554
   Corporate Executive Board*                             82,037          3,856
   CoStar Group*                                          37,400          1,380
   DeVry*                                                 32,000            965
   DiamondCluster International*                         139,500          1,350
   EDO                                                    68,100          1,640
   Engineered Support Systems                             36,300          1,771
   General Maritime*                                     103,690          2,608
   Gevity HR                                              94,400          2,756
   Integrated Alarm Services Group (B)*                  169,400          1,611
   Integrated Electrical Services*                        54,200            609

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Iron Mountain*                                         45,200     $    2,017
   Joy Global                                            130,280          3,657
   Knight Transportation*                                 71,400          1,712
   Labor Ready*                                           91,900          1,243
   Learning Tree International*                           87,800          1,395
   Moog, Cl A*                                            58,895          2,010
   Princeton Review*                                     178,500          1,542
   Ritchie Brothers Auctioneers                           30,500          1,714
   Rofin-Sinar Technologies*                             146,780          4,381
   Shaw Group (B)*                                       136,800          1,483
   Strayer Education                                      59,000          6,901
   Surebeam, Cl A (B)*                                   580,855              6
   Sylvan Learning Systems*                              125,500          4,406
   Sypris Solutions                                       95,400          1,622
   Terex*                                                 46,600          1,723
   Universal Display*                                     45,200            580
   Universal Forest Products                              53,200          1,642
   USF                                                    49,800          1,704
   Wabash National*                                       54,485          1,286
                                                                     ----------
                                                                         83,541
                                                                     ----------
INFORMATION TECHNOLOGY -- 33.4%
   1-800 Contacts (B)*                                    88,000          1,550
   Activision*                                            89,925          1,423
   Adaptec*                                              161,600          1,416
   Advent Software*                                      124,500          2,328
   Aeroflex*                                             129,300          1,740
   Agile Software*                                       316,500          2,769
   Akamai Technologies (B)*                              120,500          1,583
   Ask Jeeves (B)*                                       351,540         12,560
   Asyst Technologies*                                   168,800          1,389
   ATMI*                                                  35,850            944
   Avocent*                                               55,200          2,031
   BakBone Software*                                     556,900          1,504
   BindView Development*                                  70,400            239
   BISYS Group*                                          113,000          1,894
   Brooks Automation*                                    466,700          9,791
   Cabot Microelectronics (B)*                            26,200          1,107
   California Micro Devices*                             204,985          2,726
   ChipPAC, Cl A (B)*                                    278,900          2,206
   Ciber*                                                108,400          1,192
   Cognex                                                132,092          4,392
   Comtech Telecommunications (B)*                       126,955          2,945
   Concur Technologies*                                  112,100          1,255
   Conexant Systems*                                     281,110          1,732
   Corillian*                                          1,081,192          5,352
   Credence Systems (B)*                                 588,600          6,993
   Cyberguard*                                            62,487            615
   Cymer*                                                208,900          8,066
   Digimarc*                                             496,900          6,147
   Digital Insight*                                      175,200          3,630
   DigitalNet Holdings*                                   66,400          1,355
   Digitas*                                              190,300          1,958


--------------------------------------------------------------------------------
38         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   DoubleClick (B)*                                      588,700     $    6,623
   Dupont Photomasks (B)*                                 77,500          1,803
   eCollege.com*                                         167,955          3,507
   Electroglas (B)*                                       77,200            342
   Entegris*                                             175,100          2,217
   eResearch Technology (B)*                             122,090          3,425
   eSpeed, Cl A*                                         221,600          4,645
   FEI (B)*                                              327,300          7,151
   Formfactor*                                            88,500          1,852
   Genesis Microchip*                                    282,000          4,726
   Global Payments                                        48,000          2,164
   Harmonic*                                             122,100          1,178
   Homestore*                                             96,955            410
   Hutchinson Technology*                                 80,500          2,259
   Hyperion Solutions*                                    13,700            568
   Immersion*                                            575,700          4,375
   Integrated Circuit Systems*                            23,000            576
   Integrated Silicon Solutions*                          85,800          1,522
   International Rectifier*                               41,800          1,922
   Interwoven*                                           104,550          1,042
   Iomega                                                279,500          1,562
   Itron*                                                112,500          2,094
   Jack Henry & Associates                               172,600          3,324
   Komag (B)*                                            116,300          2,140
   Lattice Semiconductor*                              1,530,100         13,358
   Lexar Media (B)*                                      165,270          2,737
   Lionbridge Technologies*                              378,100          3,679
   LivePerson*                                           187,700            995
   Macrovision*                                          171,300          3,200
   Magma Design Automation (B)*                          104,000          2,175
   Manhattan Associates*                                  66,500          1,849
   MAXIMUS*                                               46,000          1,610
   Mentor Graphics*                                      265,000          4,722
   Merix (B)*                                             59,700          1,101
   Metrologoc Instruments*                                82,245          1,925
   Micromuse*                                            501,200          3,909
   MPS Group*                                            253,800          2,822
   MRV Communications (B)*                               290,800            968
   Mykrolis*                                             187,900          2,679
   Netegrity (B)*                                        221,000          1,878
   NIC*                                                   38,000            229
   O2Micro International*                                376,700          6,491
   Omnivision Technologies (B)*                          111,505          3,045
   ON Semiconductor*                                     265,575          2,002
   Onyx Software*                                        136,525            423
   Open Solutions*                                        24,200            534
   Openwave Systems*                                     135,232          1,804
   OSI Systems (B)*                                       83,300          1,666
   Pec Solutions*                                         78,600          1,039
   PerkinElmer                                           112,400          2,326
   Pinnacle Systems*                                     770,000          6,953
   Pixelworks*                                           817,950         14,011
   PLX Technology*                                       100,800          1,086
   Polycom*                                              526,200         11,171

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Power Integrations*                                   113,200     $    3,320
   Quest Software (B)*                                    39,300            643
   Radisys (B)*                                          120,600          2,521
   RADWARE*                                              124,770          3,314
   Red Hat (B)*                                          106,500          2,435
   Remec*                                                167,900          1,276
   Roxio (B)*                                             73,400            328
   Rudolph Technologies*                                 203,100          3,804
   SafeNet*                                               62,300          2,339
   Sapient*                                              119,200            719
   ScanSoft (B)*                                         273,200          1,527
   Secure Computing*                                     114,000          1,864
   Semtech*                                              179,000          4,087
   Serena Software*                                       10,800            220
   Sierra Wireless*                                      205,215          7,488
   Sigmatel*                                              92,100          2,068
   SimpleTech*                                           409,500          1,945
   Sina (B)*                                              44,600          1,687
   Sipex*                                                206,800          1,303
   SkillSoft ADR*                                        201,800          2,603
   Skyworks Solutions*                                   629,800          7,343
   Sohu.com (B)*                                          70,700          1,760
   Stratasys (B)*                                        133,550          2,541
   Synaptics*                                            158,310          2,777
   Syntel                                                 77,700          2,140
   Tessera Technologies*                                 101,400          1,856
   Trident Microsystems*                                  15,650            250
   Triquint Semiconductor*                               232,600          1,698
   Trizetto Group*                                       120,600            935
   TTM Technologies (B)*                                 133,000          1,639
   Tumbleweed Communications*                            377,400          2,646
   Ultra Clean Holdings*                                 156,100          1,132
   Varian*                                                61,000          2,450
   Varian Semiconductor Equipment
     Associates*                                          62,400          2,621
   WebEx Communications (B)*                              10,900            324
   webMethods (B)*                                       104,800            985
   Websense*                                              72,000          2,132
                                                                     ----------
                                                                        339,366
                                                                     ----------
MATERIALS -- 2.4%
   Arch Coal                                              61,000          1,915
   Ferro                                                  73,000          1,909
   Headwaters*                                           103,500          2,652
   Massey Energy                                          98,400          2,172
   Metal Management*                                      49,810          1,827
   Northgate Exploration*                                612,000          1,512
   Silgan Holdings*                                       40,515          1,853
   Steel Dynamics*                                       164,500          4,076
   Symyx Technologies*                                   129,700          3,714
   Wheeling-Pittsburgh*                                  102,800          2,258
                                                                     ----------
                                                                         23,888
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         39

STATEMENT OF NET ASSETS (Unaudited)


Small Cap Growth Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.5%
   Alvarion*                                             129,100     $    1,638
   Novatel Wireless (B)*                                 107,580          2,313
   Sycamore Networks*                                    223,400            911
                                                                     ----------
                                                                          4,862
                                                                     ----------
UTILITIES -- 0.3%
   PNM Resources                                          41,100          1,235
   UGI                                                    51,600          1,699
                                                                     ----------
                                                                          2,934
                                                                     ----------
Total Common Stock
   (Cost $873,481) ($ Thousands)                                        980,937
                                                                     ----------

EXCHANGE TRADED FUND -- 0.3%
   NASDAQ-100 Index Tracking Stock (B)*                   82,200          2,947
                                                                     ----------
Total Exchange Traded Fund
   (Cost $2,884) ($ Thousands)                                            2,947
                                                                     ----------

CORPORATE OBLIGATIONS (C) (F) -- 7.5%
FINANCIALS -- 6.9%
   Belford Funding
        1.090%, 02/02/05                                 $ 5,541          5,541
   Blue Heron Funding
        1.120%, 02/23/05                                   5,541          5,541
        1.120%, 03/18/05                                   2,494          2,494
   CCN Bluegrass
        1.160%, 02/18/05                                   4,156          4,156
   CIT Group
        1.900%, 04/08/04                                   3,269          3,269
        1.763%, 05/03/04                                     554            554
        1.200%, 12/01/04                                   3,325          3,325
   Citigroup
        1.460%, 05/04/04                                   1,297          1,297
   Commodore
        1.270%, 12/12/38                                   1,662          1,662
   Countrywide Home Loans
        1.270%, 05/14/04                                   1,385          1,385
        1.235%, 09/24/04                                   1,939          1,939
        1.200%, 02/23/05                                   1,607          1,607
        1.190%, 01/18/05                                   2,771          2,770
   Duke Funding
        1.180%, 04/08/05                                   2,771          2,771
   Goldman Sachs Group
        1.340%, 05/04/04                                   2,771          2,771
   HBOS Treasury Services
        1.120%, 07/19/04                                     720            720
   Harwood
        1.150%, 06/21/04                                   1,385          1,385
   Household Finance
        1.870%, 04/23/04                                     277            277
   Liberty Light US Capital
        1.070%, 02/09/05                                   2,771          2,770
        1.060%, 05/17/04                                   1,662          1,662
        1.060%, 01/14/05                                   2,771          2,770

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch
        1.050%, 04/13/04                                 $ 2,771     $    2,771
   Morgan Stanley
        1.100%, 04/04/05                                   1,108          1,108
        1.080%, 07/06/04                                   2,771          2,771
        1.080%, 07/23/04                                   2,771          2,771
   Orchid Structured Finance
        1.220%, 11/18/04                                   3,851          3,851
   Paragon Mortgages
        1.110%, 09/15/04                                   2,402          2,402
   Sigma Finance
        1.066%, 11/01/04                                   1,662          1,662
   Tango
        1.380%, 08/13/04                                   2,771          2,771
                                                                     ----------
                                                                         70,773
                                                                     ----------
INDUSTRIALS -- 0.6%
   Caterpillar
        1.300%, 04/08/04                                   1,662          1,662
        1.270%, 05/28/04                                   1,385          1,386
        1.240%, 07/09/04                                   2,771          2,771
                                                                     ----------
                                                                          5,819
                                                                     ----------
Total Corporate Obligations
   (Cost $76,592) ($ Thousands)                                          76,592
                                                                     ----------

COMMERCIAL PAPER (C)(E) -- 4.7%
FINANCIALS -- 4.7%
   Amsterdam Funding
        1.051%, 05/17/04                                   4,433          4,427
   Beethoven Funding
        1.105%, 08/26/04                                   1,269          1,263
   Bradford & Bingley
        1.186%, 09/10/04                                   2,771          2,756
        1.185%, 08/17/04                                   1,829          1,820
   CRE Funding
        1.090%, 04/07/04                                   1,108          1,108
   Grampian Funding
        1.150%, 04/14/04                                   2,771          2,769
   Mitten
        1.041%, 04/22/04                                   2,771          2,769
   Moat Funding
        1.150%, 04/06/04                                   4,156          4,155
   Park Granada
        1.064%, 07/30/04                                   5,264          5,246
        1.063%, 07/15/04                                   2,771          2,762
   Rhineland Funding
        1.102%, 05/25/04                                   2,216          2,213
        1.101%, 04/26/04                                   2,223          2,221
        1.093%, 06/23/04                                   1,900          1,895
        1.080%, 04/08/04                                     817            817
        1.080%, 04/16/04                                   1,431          1,430


--------------------------------------------------------------------------------
40         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Tannehill Capital
        1.172%, 05/19/04                                 $ 2,771     $    2,766
   Tulip Funding
        1.060%, 04/01/04                                   7,204          7,204
                                                                     ----------
Total Commercial Paper
   (Cost $47,621) ($ Thousands)                                          47,621
                                                                     ----------

CASH EQUIVALENTS -- 3.1%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                           1,385,287          1,385
   Bear Stearns Master Notes (C)                       5,541,150          5,541
   First Union Cash Management
     Program                                             662,695            663
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++                          23,828,830         23,829
                                                                     ----------
Total Cash Equivalents
   (Cost $31,418) ($ Thousands)                                          31,418

                                                                     ----------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills (A)
        0.980%, 08/26/04                                   1,500          1,494
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $1,494) ($ Thousands)                                            1,494
                                                                     ----------

REPURCHASE AGREEMENTS (C) -- 3.0%
   Deutsche Bank
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $13,421,226
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $13,689,296)                                  13,421         13,421
   Lehman Brothers
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $17,455,136
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $17,803,792)                                  17,455         17,455
                                                                     ----------
Total Repurchase Agreements
   (Cost $30,876) ($ Thousands)                                          30,876
                                                                     ----------
Total Investments -- 115.2%
   (Cost $1,064,366) ($ Thousands)                                    1,171,885
                                                                     ----------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (15.2)%
Payable Upon Return on Securities Loaned                             $ (162,015)
Investment Advisory Fees Payable                                           (521)
Administration Fees Payable                                                (298)
Shareholder Servicing Fees Payable                                         (104)
Administration Servicing Fees Payable                                        (2)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         7,991
                                                                     ----------
Total Other Assets & Liabilities                                       (154,950)
                                                                     ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 59,696,552 outstanding shares
   of beneficial interest                                             1,131,628
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 480,672 outstanding shares
   of beneficial interest                                                 6,105
Accumulated net investment loss                                          (2,831)
Accumulated net realized loss on investments
   and futures contracts                                               (226,254)
Net unrealized appreciation on investments                              107,519
Net unrealized appreciation on futures contracts                            768
                                                                     ----------
Total Net Assets -- 100.0%                                           $1,016,935
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,008,868,009 / 59,696,552 shares)                                  $16.90
                                                                         ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($8,066,624 / 480,672 shares)                                         $16.78
                                                                         ======

* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2004 (see Note 7). The total value of securities on loan at March 31, 2004 was $152,011,241.
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2004 was $162,015,380.
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of March 31, 2004 was $1,318,275.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2004.
ADR -- American Depository Receipt
Cl -- Class
NY -- New York


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         41

STATEMENT OF NET ASSETS (Unaudited)

Mid-Cap Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%
CONSUMER DISCRETIONARY -- 21.1%
   Abercrombie & Fitch, Cl A*                              3,100     $      105
   Advance Auto Parts*                                     4,200            171
   American Axle & Manufacturing Holdings*                18,200            671
   Barnes & Noble*                                        11,700            381
   Black & Decker                                          6,400            364
   Borders Group                                           4,400            104
   Brinker International*                                  2,000             76
   CBRL Group                                              5,900            234
   Centex                                                  7,400            400
   Claire's Stores                                        21,000            438
   Eagle Materials                                           163              9
   Eagle Materials, Cl B                                     551             32
   Eastman Kodak                                          29,600            775
   Federated Department Stores                            17,700            957
   Foot Locker                                             7,400            191
   Fortune Brands                                          4,800            368
   GTECH Holdings                                          3,600            213
   Harrah's Entertainment                                  4,500            247
   Hasbro                                                 12,900            280
   Hearst-Argyle Television                                6,500            175
   Interdigital Communications*                            1,400             24
   Johnson Controls                                        7,000            414
   KB Home (B)                                             2,600            210
   Lear                                                    4,900            304
   Mattel                                                  3,100             57
   Maytag                                                  5,100            161
   Nordstrom                                                 300             12
   NVR (B)*                                                1,200            552
   Regal Entertainment Group, Cl A                         4,700            103
   Rent-A-Center*                                         15,550            513
   Ryland Group                                            2,500            222
   Sherwin-Williams                                       14,100            542
   Staples*                                               12,600            320
   Timberland, Cl A*                                         600             36
   Whirlpool                                               3,000            207
                                                                     ----------
                                                                          9,868
                                                                     ----------
CONSUMER STAPLES -- 5.8%
   Adolph Coors, Cl B                                      4,000            278
   Energizer Holdings*                                    18,900            882
   Supervalu                                              30,000            916
   Tyson Foods, Cl A                                      34,600            625
                                                                     ----------
                                                                          2,701
                                                                     ----------
ENERGY -- 3.5%
   Chesapeake Energy                                      12,900            173
   FMC Technologies*                                      11,300            305
   Marathon Oil                                            7,900            266

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Newfield Exploration*                                   2,400     $      115
   Sunoco                                                 12,000            749
   Valero Energy                                             100              6
                                                                     ----------
                                                                          1,614
                                                                     ----------
FINANCIALS -- 21.7%
   Bank of Hawaii                                          8,300            384
   Commerce Bancorp                                        4,000            263
   Countrywide Financial                                     366             35
   Doral Financial                                        23,550            829
   E*Trade Financial                                      42,700            570
   Fidelity National Financial                            16,087            637
   First American                                         23,000            700
   First Tennessee National                                6,700            320
   General Growth Properties+                             28,800          1,012
   HCC Insurance Holdings                                  8,400            272
   Hibernia, Cl A                                          3,100             73
   Hudson United Bancorp                                   6,000            228
   Independence Community Bank                             3,200            130
   Loews                                                   8,700            514
   Mills                                                  14,200            757
   New York Community Bancorp                             20,966            719
   Nuveen Investments, Cl A                                4,700            131
   Park National                                             800             91
   Protective Life                                         7,300            273
   Simon Property Group+                                   1,000             58
   Sovereign Bancorp                                       6,500            139
   Stancorp Financial Group                                2,600            170
   Thornburg Mortgage+ (B)                                26,000            809
   Trizec Properties+                                     14,900            255
   UnionBanCal                                            13,300            697
   WR Berkley                                              1,500             60
                                                                     ----------
                                                                         10,126
                                                                     ----------
HEALTH CARE -- 9.4%
   AmerisourceBergen                                         200             11
   Applera - Applied Biosystems Group                      7,500            148
   Bausch & Lomb                                           1,600             96
   Beckman Coulter                                        15,300            835
   Biogen Idec*                                              600             33
   Celgene*                                                3,100            148
   Cigna                                                   3,500            207
   Coventry Health Care*                                     600             25
   DaVita*                                                11,500            549
   Endo Pharmaceuticals Holdings*                          1,900             46
   Fisher Scientific International (B)*                    5,500            303
   Humana*                                                26,200            498
   Idexx Laboratories*                                     4,600            262
   ImClone Systems*                                          800             41
   Invitrogen*                                             9,100            652

--------------------------------------------------------------------------------
42         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medimmune*                                              2,300     $       53
   Millipore*                                              1,300             67
   Mylan Laboratories                                      1,225             28
   Pharmaceutical Resources*                               6,700            381
   WellChoice*                                               700             26
                                                                     ----------
                                                                          4,409
                                                                     ----------
INDUSTRIALS -- 5.5%
   Carlisle                                                5,300            300
   Crane                                                   4,800            158
   Deluxe                                                  1,900             76
   H&R Block                                               3,900            199
   Hubbell, Cl B                                           3,300            132
   JB Hunt Transport Services*                            17,200            485
   Ryder System                                           15,600            604
   SPX*                                                    6,000            273
   Viad                                                   14,500            351
                                                                     ----------
                                                                          2,578
                                                                     ----------
INFORMATION TECHNOLOGY -- 15.3%
   Adobe Systems                                           5,900            233
   Adtran                                                  3,000             90
   Advanced Micro Devices*                                 1,900             31
   Affiliated Computer Services,
     Cl A (B)*                                             2,600            135
   Agilent Technologies*                                   2,200             70
   Altera*                                                15,000            307
   Amkor Technology*                                      31,200            456
   Amphenol, Cl A*                                         8,200            243
   Arrow Electronics*                                      9,000            229
   Avnet*                                                  9,400            230
   Broadcom, Cl A*                                         5,100            200
   Checkfree (B)*                                         13,600            401
   Citrix Systems*                                         5,700            123
   Computer Sciences (B)*                                 15,700            633
   Cypress Semiconductor (B)*                              7,400            151
   Electronic Arts*                                        4,400            237
   Fairchild Semiconductor International*                  1,800             43
   Foundry Networks*                                         700             12
   International Rectifier*                                  300             14
   Intuit*                                                 4,600            206
   Lam Research (B)*                                       1,500             38
   Lexmark International*                                  3,700            340
   Maxtor*                                                 6,200             50
   MEMC Electronic Materials*                             14,100            129
   National Semiconductor*                                 6,700            298
   Network Associates*                                     5,100             92
   PanAmSat (B)*                                           8,100            198
   PerkinElmer                                             6,000            124

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Polycom*                                                2,300     $       49
   Sandisk (B)*                                            6,400            182
   Sanmina-SCI*                                            9,000             99
   Scientific-Atlanta                                      5,100            165
   Storage Technology*                                     9,900            275
   Sungard Data Systems*                                   4,300            118
   Symantec*                                               8,200            380
   Synopsys*                                                 400             12
   Teradyne*                                                 800             19
   Utstarcom*                                              1,700             49
   VeriSign*                                               2,400             40
   Western Digital*                                       16,900            190
   Xerox (B)*                                             15,700            229
                                                                     ----------
                                                                          7,120
                                                                     ----------
MATERIALS -- 5.4%
   Ball                                                    3,100            210
   Cytec Industries*                                       5,300            189
   Georgia-Pacific                                        20,300            684
   Monsanto                                                8,200            301
   Phelps Dodge*                                           1,200             98
   RPM International                                      27,200            450
   Sealed Air*                                             2,400            119
   United States Steel (B)                                12,400            462
                                                                     ----------
                                                                          2,513
                                                                     ----------
TELECOMMUNICATION SERVICES -- 1.2%
   CenturyTel                                             19,600            539
                                                                     ----------
UTILITIES -- 7.4%
   AES*                                                   51,600            440
   Alliant Energy                                         10,300            268
   Constellation Energy Group                              6,500            260
   Edison International                                    9,000            219
   Great Plains Energy                                     9,600            324
   Oneok                                                  19,600            442
   Public Service Enterprise Group                         6,800            319
   Sempra Energy                                          20,424            650
   UGI                                                     6,300            207
   Xcel Energy                                            18,300            326
                                                                     ----------
                                                                          3,455
                                                                     ----------
Total Common Stock
   (Cost $36,401) ($ Thousands)                                          44,923
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         43

STATEMENT OF NET ASSETS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (E) -- 4.0%
FINANCIALS -- 3.7%
   Belford Funding
        1.090%, 02/02/05                                    $135     $      135
   Blue Heron Funding
        1.120%, 02/23/05                                     135            135
        1.120%, 03/18/05                                      61             61
   CCN Bluegrass
        1.160%, 02/18/05                                     101            101
   CIT Group
        1.900%, 04/08/04                                      80             80
        1.763%, 05/03/04                                      13             13
        1.200%, 12/01/04                                      81             81
   Citigroup
        1.460%, 05/04/04                                      32             32
   Commodore
        1.270%, 12/12/38                                      40             40
   Countrywide Home Loans
        1.270%, 05/14/04                                      34             34
        1.235%, 09/24/04                                      47             47
        1.200%, 02/23/05                                      39             39
        1.190%, 01/18/05                                      68             68
   Duke Funding
        1.180%, 04/08/05                                      68             68
   Goldman Sachs Group
        1.340%, 05/04/04                                      68             68
   HBOS Treasury Services
        1.120%, 07/19/04                                      18             17
   Harwood
        1.150%, 06/21/04                                      34             34
   Household Finance
        1.870%, 04/23/04                                       7              7
   Liberty Light US Capital
        1.070%, 02/09/05                                      68             68
        1.060%, 05/17/04                                      41             40
        1.060%, 01/14/05                                      68             68
   Merrill Lynch
        1.050%, 04/13/04                                      68             68
   Morgan Stanley
        1.100%, 04/04/05                                      27             27
        1.080%, 07/06/04                                      68             68
        1.080%, 07/23/04                                      68             68
   Orchid Structured Finance
        1.220%, 11/18/04                                      94             94
   Paragon Mortgages
        1.110%, 09/15/04                                      59             59
   Sigma Finance
        1.066%, 11/01/04                                      41             40
   Tango
        1.380%, 08/13/04                                      68             68
                                                                     ----------
                                                                          1,728
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.3%
   Caterpillar
        1.300%, 04/08/04                                    $ 41     $       40
        1.270%, 05/28/04                                      34             34
        1.240%, 07/09/04                                      68             68
                                                                     ----------
                                                                            142
                                                                     ----------
Total Corporate Obligations
   (Cost $1,870) ($ Thousands)                                            1,870
                                                                     ----------

COMMERCIAL PAPER (C) (D) -- 2.5%
FINANCIALS -- 2.5%
   Amsterdam Funding
        1.051%, 05/17/04                                     108            108
   Beethoven Funding
        1.105%, 08/26/04                                      31             31
   Bradford & Bingley
        1.186%, 09/10/04                                      68             67
        1.185%, 08/17/04                                      45             44
   CRE Funding
        1.090%, 04/07/04                                      27             27
   Grampian Funding
        1.150%, 04/14/04                                      68             68
   Mitten
        1.041%, 04/22/04                                      68             68
   Moat Funding
        1.150%, 04/06/04                                     101            102
   Park Granada
        1.064%, 07/30/04                                     129            128
        1.063%, 07/15/04                                      68             67
   Rhineland Funding
        1.102%, 05/25/04                                      54             54
        1.101%, 04/26/04                                      54             54
        1.093%, 06/23/04                                      46             46
        1.080%, 04/08/04                                      20             20
        1.080%, 04/16/04                                      35             35
   Tannehill Capital
        1.172%, 05/19/04                                      68             68
   Tulip Funding
        1.060%, 04/01/04                                     176            176
                                                                     ----------
Total Commercial Paper
   (Cost $1,163) ($ Thousands)                                            1,163
                                                                     ----------

--------------------------------------------------------------------------------
44         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 3.9%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                              33,824     $       34
   Bear Stearns Master Notes (C)                         135,297            135
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++                           1,652,713          1,653
                                                                     ----------
Total Cash Equivalents
   (Cost $1,822) ($ Thousands)                                            1,822
                                                                     ----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
        0.930%, 06/17/04                                    $120            120
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $120) ($ Thousands)                                                120
                                                                     ----------

REPURCHASE AGREEMENTS (C) -- 1.6%
   Deutsche  Bank
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $327,703
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $334,248)                                        328            328
   Lehman Brothers
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $426,197
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $434,711)                                        426            426
                                                                     ----------
Total Repurchase Agreements
   (Cost $754) ($ Thousands)                                                754
                                                                     ----------
Total Investments -- 108.5%
   (Cost $42,130) ($ Thousands)                                          50,652
                                                                     ----------

OTHER ASSETS AND LIABILITIES -- (8.5)%
Payable Upon Return on Securities Loaned                                 (3,956)
Investment Advisory Fees Payable                                            (16)
Administration Fees Payable                                                 (13)
Shareholder Servicing Fees Payable                                           (9)
Other Assets and Liabilities, Net                                             7
                                                                     ----------
Total Other Assets and Liabilities                                       (3,987)
                                                                     ----------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 2,611,376 outstanding shares
   of beneficial interest                                            $   34,171
Undistributed net investment income                                           3
Accumulated net realized gain on investments
   and futures contracts                                                  3,961
Net unrealized appreciation on investments                                8,522
Net unrealized appreciation on futures contracts                              8
                                                                     ----------
Total Net Assets -- 100.0%                                           $   46,665
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($46,665,339 / 2,611,376 shares)                                      $17.87
                                                                         ======

* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2004 (see Note 7). The total value of securities on loan at March 31, 2004 was $3,827,403.
(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2004 was $3,955,887.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2004.
Cl -- Class


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         45

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.4%
CONSUMER DISCRETIONARY -- 7.6%
   Fairmont Hotels & Resorts                               7,200     $      181
   Hilton Hotels                                           7,100            115
   Interstate Hotels & Resorts*                            4,500             27
   Standard-Pacific                                          600             36
   Starwood Hotels & Resorts Worldwide                    11,400            462
                                                                     ----------
                                                                            821
                                                                     ----------
FINANCIALS -- 89.8%
   Acadia Realty Trust+                                    1,900             27
   Affordable Residential Communities+*                      600             11
   AMB Property+                                          14,900            554
   Apartment Investment & Management,
      Cl A+                                                1,600             50
   Archstone-Smith Trust+                                  9,750            288
   Arden Realty+                                           6,800            220
   AvalonBay Communities+                                  8,300            445
   Boston Properties+                                      4,800            261
   Camden Property Trust+                                  4,150            186
   Chelsea Property Group+                                 3,400            214
   Corporate Office Properties Trust+                     11,000            275
   Equity Residential+                                     7,900            236
   Essex Property Trust+                                   3,400            223
   Federal Realty Investment Trust+                        6,900            319
   General Growth Properties+                             15,200            534
   Host Marriott+*                                        21,400            273
   iStar Financial+                                        6,700            283
   Kimco Realty+                                           8,000            408
   Liberty Property Trust+                                 3,100            139
   LNR Property                                            3,300            177
   Macerich+                                               5,400            291
   Mack-Cali Realty+                                       4,400            197
   Medical Properties Trust+*                              1,400             14
   Post Properties+                                        2,850             82
   Prologis+                                              11,200            402
   PS Business Parks+                                      2,500            116
   Public Storage+                                        11,050            538
   RAIT Investment Trust+                                    900             26
   Realty Income+                                            800             36
   Reckson Associates Realty+                              7,850            221
   Regency Centers+                                        6,300            294
   Rouse+                                                 10,650            571
   Shurgard Storage Centers, Cl A+                         2,400             96
   Simon Property Group+                                  12,450            727
   SL Green Realty+                                        6,100            291
   St. Joe                                                 2,000             81
   Taubman Centers+                                        1,450             36
   Trizec Properties+                                     13,050            224
   Ventas+                                                 6,500            179
   Vornado Realty Trust+                                   3,600            218
                                                                     ----------
                                                                          9,763
                                                                     ----------
Total Common Stock
   (Cost $10,114) ($ Thousands)                                          10,584
                                                                     ----------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.2%
   iShares Cohen & Steers Realty
     Majors Index Fund*                                      200     $       23
                                                                     ----------
Total Exchange Traded Fund
   (Cost $23) ($ Thousands)                                                  23

                                                                     ----------
PREFERRED STOCK -- 1.0%
   Maguire Properties*                                     4,100            106
                                                                     ----------
Total Preferred Stock
   (Cost $105) ($ Thousands)                                                106
                                                                     ----------
CASH EQUIVALENT -- 3.5%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++                             380,939            381
                                                                     ----------
Total Cash Eqivalent
   (Cost $381) ($ Thousands)                                                381
                                                                     ----------
Total Investments -- 102.1%
   (Cost $10,623) ($ Thousands)                                      $   11,094
                                                                     ==========


Percentages are based on Net Assets of $10,865,848.
* Non-income producing security.
+ Real Estate Investment Trust
++ See Note 3 in Notes to Financial Statements.
Cl -- Class


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
46         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

Core Fixed Income Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 32.3%
CONSUMER DISCRETIONARY -- 2.8%
   British Sky Broadcasting
        8.200%, 07/15/09                                 $ 1,340     $    1,616
   COX Communications
        7.875%, 08/15/09                                     750            891
        7.125%, 10/01/12                                     220            254
        5.500%, 10/01/15                                     155            159
        4.625%, 06/01/13                                   1,105          1,079
   Comcast
        6.500%, 01/15/15                                   1,475          1,632
        5.500%, 03/15/11                                   2,035          2,164
   Comcast Cable Communications
        8.375%, 03/15/13                                   2,935          3,645
        6.750%, 01/30/11 (K)                               7,430          8,435
        6.375%, 01/30/06                                     720            773
   Continental Cablevision
        9.000%, 09/01/08                                   1,150          1,397
        8.300%, 05/15/06                                     985          1,098
   DaimlerChrysler
        7.450%, 03/01/27                                   1,325          1,454
        7.300%, 01/15/12                                   3,400          3,920
        6.500%, 11/15/13                                   2,630          2,844
        4.750%, 01/15/08                                   1,530          1,595
        4.050%, 06/04/08                                   3,875          3,916
   Ford Motor
        9.215%, 09/15/21                                   1,000          1,135
        7.450%, 07/16/31                                   8,050          8,040
        6.375%, 02/01/29 (K)                               9,250          8,232
   General Motors
        8.375%, 07/15/33                                   4,950          5,615
   Intelsat
        6.500%, 11/01/13                                      25             27
        6.500%, 11/01/13 (B)                                 820            883
   Jones Intercable
        8.875%, 04/01/07                                   7,765          7,852
   Liberty Media
        7.875%, 07/15/09                                   1,025          1,210
        5.700%, 05/15/13                                     995          1,039
        2.610%, 09/17/06 (A)                               7,035          7,118
   News America Holdings
        9.250%, 02/01/13                                     770          1,012
        8.875%, 04/26/23                                     650            854
        7.750%, 01/20/24                                     595            704
   TCI Communications
        7.875%, 02/15/26                                   1,910          2,261
        7.125%, 02/15/28                                   1,440          1,588
   TCI Communications MTN (D)
        8.350%, 02/15/05                                   2,475          2,603
   Target
        5.875%, 03/01/12                                   3,560          3,953

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Time Warner
        9.150%, 02/01/23                                 $ 1,805     $    2,367
        7.700%, 05/01/32                                   7,445          8,801
        7.625%, 04/15/31                                   1,670          1,954
        6.875%, 05/01/12 (K)                               3,300          3,775
        6.625%, 05/15/29                                   1,805          1,886
   Time Warner Entertainment
        8.375%, 03/15/23                                   2,000          2,495
        8.375%, 07/15/33                                   1,090          1,389
   Viacom
        5.625%, 08/15/12                                   2,225          2,415
   Walt Disney
        7.000%, 03/01/32                                     260            290
   Yum! Brands
        7.700%, 07/01/12                                   1,250          1,483
                                                                     ----------
                                                                        117,853
                                                                     ----------
CONSUMER STAPLES -- 1.4%
   Altria Group
        7.750%, 01/15/27                                   4,915          5,480
        7.000%, 11/04/13                                   1,850          2,039
   Bottling Group LLC
        5.000%, 11/15/13                                     875            911
        4.625%, 11/15/12                                     940            962
   Cadbury Schweppes (B)
        5.125%, 10/01/13                                     625            647
   Delhaize America
        8.125%, 04/15/11                                   1,075          1,236
   Diageo Capital PLC
        6.625%, 06/24/04                                   2,490          2,520
        3.500%, 11/19/07                                   2,440          2,509
        3.375%, 03/20/08                                   1,050          1,066
   Duty Free International (F) (J)
        7.000%, 02/15/04                                   2,451            245
   General Mills
        5.125%, 02/15/07                                   1,325          1,420
   Kellogg, Ser B
        6.600%, 04/01/11                                   6,750          7,811
   Kraft Foods
        6.250%, 06/01/12                                   1,400          1,570
        5.625%, 11/01/11                                   3,910          4,240
        5.250%, 10/01/13                                     955            996
   Nabisco
        7.550%, 06/15/15                                   4,865          6,008
        6.375%, 02/01/05                                   4,130          4,275
   Philip Morris Capital
        7.500%, 07/16/09                                   1,750          1,953
   RJ Reynolds Tobacco Holdings,
     Ser B (K)
        7.750%, 05/15/06                                   7,230          7,682
   Sara Lee
        6.250%, 09/15/11                                   2,045          2,327
   Secured Finance
        9.050%, 12/15/04                                   2,505          2,616
                                                                     ----------
                                                                         58,513
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 1.6%
   Alberta Energy
        7.375%, 11/01/31                                   $ 685     $      839
   Amerada Hess
        7.300%, 08/15/31                                   1,880          2,008
   Anadarko Finance, Ser B
        7.500%, 05/01/31                                   1,350          1,634
        6.750%, 05/01/11                                   2,510          2,928
   Anderson Exploration
        6.750%, 03/15/11                                   1,245          1,409
   Apache
        6.250%, 04/15/12                                   1,565          1,798
   Centerpoint Energy Resources, Ser B
        7.875%, 04/01/13                                   1,080          1,250
   Conoco Funding
        7.250%, 10/15/31                                     530            644
        6.950%, 04/15/29                                   7,080          8,248
        6.350%, 10/15/11 (K)                               5,530          6,347
   ConocoPhillips
        7.000%, 03/30/29                                     420            490
        5.900%, 10/15/32                                      10             10
        4.750%, 10/15/12                                   1,670          1,722
   Consolidated Natural Gas, Ser A
        5.000%, 03/01/14                                     650            661
   Devon Energy
        7.950%, 04/15/32                                   2,425          3,005
   Devon Financing
        7.875%, 09/30/31                                     445            548
        6.875%, 09/30/11                                      10             12
   Duke Capital
        6.250%, 02/15/13                                     935          1,003
   El Paso
        6.950%, 06/01/28                                   6,750          5,012
   El Paso MTN (K)
        7.800%, 08/01/31                                   2,280          1,830
        7.750%, 01/15/32                                   5,075          4,073
   Enbridge Energy Partners
        4.000%, 01/15/09                                     885            905
   Encana
        4.750%, 10/15/13                                     925            941
   Pemex Project Funding Master Trust
        8.625%, 02/01/22                                     875          1,011
        2.650%, 01/07/05 (B)                               1,500          1,506
   Petroleos Mexicanos
        6.500%, 02/01/05                                   2,065          2,146
   Tosco
        8.125%, 02/15/30                                     400            528
   Vastar Resources
        6.500%, 04/01/09                                   5,790          6,680
   XTO Energy (K)
        7.500%, 04/15/12                                   1,540          1,831

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07                                 $ 5,000     $    5,475
                                                                     ----------
                                                                         66,494
                                                                     ----------
FINANCIALS -- 17.0%
   American General Capital
        8.500%, 07/01/30                                     600            814
   ASIF Global Finance (B) (K)
        3.900%, 10/22/08                                   5,205          5,374
   Bank One
        7.875%, 08/01/10                                   7,025          8,588
   Bank of America
        7.400%, 01/15/11                                   3,110          3,733
        6.250%, 04/15/12                                   4,915          5,580
        5.875%, 02/15/09                                   1,865          2,082
        5.250%, 02/01/07                                     800            863
        5.250%, 12/01/15                                     780            808
        3.875%, 01/15/08                                     475            492
   Barclays Bank PLC (B)
        8.550%, 09/29/49                                   2,950          3,707
   Bear Stearns
        7.000%, 03/01/07                                     910          1,024
   Belford Funding (A) (L)
        1.090%, 02/02/05                                  28,511         28,511
   Blue Heron Funding (A) (L)
        1.120%, 02/23/05                                  28,511         28,511
        1.120%, 03/18/05                                  12,830         12,830
   Boeing Capital
        6.500%, 02/15/12                                     465            524
        6.100%, 03/01/11                                     890            989
        5.800%, 01/15/13                                     425            460
   CA Preferred Fund Trust
        7.000%, 01/29/49                                   1,000          1,052
   CCN Bluegrass (A) (L)
        1.160%, 02/18/05                                  21,383         21,383
   CIT Group (A) (L)
        1.900%, 04/08/04                                  16,821         16,822
        1.763%, 05/03/04                                   2,851          2,851
        1.200%, 12/01/04                                  17,106         17,106
   Capital One Bank
        6.700%, 05/15/08                                   1,830          2,050
        5.750%, 09/15/10                                     590            639
        4.875%, 05/15/08                                   5,699          6,005
   Chase Capital, Ser B (A)
        1.631%, 02/01/27                                   1,000            948
   Citicorp
        7.200%, 06/15/07                                   1,200          1,364
   Citigroup
        7.250%, 10/01/10                                   2,770          3,299
        6.500%, 01/18/11                                     920          1,062
        6.000%, 02/21/12                                   1,060          1,193
        6.000%, 10/31/33                                   2,925          3,037



--------------------------------------------------------------------------------
48         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
        5.875%, 02/22/33                                 $ 2,450     $    2,503
        5.750%, 05/10/06                                   2,400          2,587
        5.625%, 08/27/12                                   2,115          2,314
        5.500%, 08/09/06                                   1,210          1,304
        5.000%, 03/06/07                                   1,215          1,304
        3.625%, 02/09/09                                     290            295
        3.500%, 02/01/08                                   1,475          1,509
        1.460%, 05/04/04 (A) (L)                           6,672          6,674
   Citigroup Global Markets
        6.500%, 02/15/08                                     820            926
   Colonial Realty MTN
        6.980%, 09/26/05                                   7,200          7,716
   Commodore (A) (L)
        1.270%, 12/12/38                                   8,553          8,553
   Countrywide Home Loan MTN, Ser L
        2.875%, 02/15/07                                   3,320          3,347
   Countrywide Home Loans (A) (L)
        1.270%, 05/14/04                                   7,128          7,127
        1.235%, 09/24/04                                   9,979          9,979
        1.200%, 02/23/05                                   8,268          8,267
        1.190%, 01/18/05                                  14,255         14,254
   Credit Suisse First Boston
        3.875%, 01/15/09                                   1,365          1,397
   Credit Suisse First Boston USA
        6.125%, 11/15/11                                     820            916
        4.625%, 01/15/08                                   2,800          2,966
   Dryden Investor Trust (B) (J)
        7.157%, 07/23/08                                   6,105          6,644
   Duke Funding (A) (L)
        1.180%, 04/08/05                                  14,255         14,255
   EOP Operating
        4.750%, 03/15/14                                   4,210          4,150
   Equity One
        3.875%, 04/15/09                                     580            577
   Farmers Exchange Capital (B)
        7.200%, 07/15/48                                   1,465          1,454
        7.050%, 07/15/28                                   4,434          4,495
   Farmers Insurance Exchange (B) (K)
        8.625%, 05/01/24                                   5,717          6,725
   Ford Motor Credit
        7.875%, 06/15/10                                  13,545         15,156
        7.375%, 10/28/09                                   3,285          3,605
        6.875%, 02/01/06                                   3,635          3,866
        2.995%, 10/25/04 (A)                               1,375          1,384
   Ford Motor Credit MTN
        9.140%, 12/30/14                                   1,000          1,048
        1.560%, 06/30/05 (A)                               1,600          1,592
   Freddie Mac (K)
        4.125%, 02/24/11                                   5,475          5,489


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Fund American
        5.875%, 05/15/13                                  $  450     $      473
   GE Capital Franchise MTN
        6.860%, 06/15/07                                   1,850          2,122
   General Electric Capital
        3.500%, 05/01/08                                     770            786
   General Electric Capital MTN
        2.800%, 01/15/07                                  13,625         13,788
   General Electric Capital MTN, Ser A
        6.000%, 06/15/12                                   1,225          1,369
        5.875%, 02/15/12 (K)                               4,770          5,293
        5.450%, 01/15/13                                     180            194
        3.125%, 04/01/09                                   1,540          1,532
   General Motors Acceptance
        8.000%, 11/01/31 (K)                              12,030         13,315
        7.250%, 03/02/11                                   4,210          4,673
        7.150%, 06/15/15 (G)                               8,200          4,059
        6.875%, 09/15/11                                  10,900         11,826
        6.125%, 09/15/06                                     785            839
        6.125%, 02/01/07                                     460            494
   Goldman Sachs Group
        7.350%, 10/01/09                                     335            397
        6.875%, 01/15/11                                   3,775          4,386
        6.600%, 01/15/12                                     505            579
        6.345%, 02/15/34                                   2,390          2,457
        6.125%, 02/15/33                                   1,685          1,737
        5.150%, 01/15/14                                   1,670          1,715
        1.340%, 05/04/04 (A)(L)                           14,255         14,255
   HBOS Treasury Services
        3.125%, 01/12/07 (B)                               1,200          1,225
        1.120%, 07/19/04 (A)(L)                            3,706          3,707
   HSBC Bank USA
        4.625%, 04/01/14                                   4,330          4,294
   Harwood (A) (L)
        1.150%, 06/21/04                                   7,128          7,128
   Health Care Property Investment
        6.000%, 03/01/15                                     605            653
   Healthcare Realty Trust
        5.125%, 04/01/14                                   2,470          2,439
   Heller Financial MTN, Ser I
        7.125%, 09/28/04                                   1,010          1,039
   Household Finance
        8.000%, 07/15/10                                   3,475          4,257
        7.625%, 05/17/32                                     950          1,187
        7.000%, 05/15/12                                   3,780          4,436
        6.750%, 05/15/11                                     675            780
        6.375%, 10/15/11                                   2,220          2,517
        6.375%, 11/27/12                                   1,160          1,313
        5.875%, 02/01/09                                   1,215          1,347
        5.750%, 01/30/07                                   1,520          1,655
        4.125%, 12/15/08                                   1,700          1,755
        1.870%, 04/23/04 (A) (L)                           1,426          1,426

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JP Morgan Capital Trust II
        7.950%, 02/01/27                                   $ 580     $      662
   JP Morgan Chase
        6.750%, 02/01/11                                   2,590          3,021
        6.625%, 03/15/12                                   4,490          5,164
        5.750%, 01/02/13                                     655            712
        5.250%, 05/30/07                                     400            432
        4.000%, 02/01/08                                   4,540          4,717
        3.625%, 05/01/08 (K)                               1,740          1,781
        3.500%, 03/15/09                                   1,635          1,646
   Korea Development Bank
        4.250%, 11/13/07                                     755            784
   Lehman Brothers
        8.800%, 03/01/15                                   1,550          2,034
        8.250%, 06/15/07                                   1,800          2,106
        6.500%, 04/15/08                                   3,920          4,400
   Liberty Light US Capital (A) (L)
        1.070%, 02/09/05                                  14,255         14,252
        1.060%, 05/17/04                                   8,553          8,553
        1.060%, 01/14/05                                  14,255         14,255
   Loew's
        7.000%, 10/15/23                                     850            861
   Merrill Lynch
        7.430%, 09/01/22                                      61             66
        4.125%, 01/15/09                                     745            768
        1.050%, 04/13/04 (A) (L)                          14,255         14,255
   Merrill Lynch MTN, Ser B
        3.375%, 09/14/07                                   2,100          2,155
   Met Life Global Funding (B)
        4.750%, 06/20/07                                   1,100          1,191
   Morgan Stanley
        6.750%, 04/15/11                                     790            913
        5.800%, 04/01/07                                   1,100          1,203
        4.750%, 04/01/14                                   6,090          5,990
        3.875%, 01/15/09                                   4,745          4,844
        1.100%, 04/04/05 (A) (L)                           5,702          5,702
        1.080%, 07/06/04 (A) (L)                          14,255         14,255
        1.080%, 07/23/04 (A) (L)                          14,255         14,255
   Nationwide Mutual Insurance (B)
        6.600%, 04/15/34                                   5,794          5,781
   Odyssey Re Holdings
        7.650%, 11/01/13                                   4,383          4,931
   Orchid Structured Finance (A) (L)
        1.220%, 11/18/04                                  19,816         19,816
   PNC Funding
        5.250%, 11/15/15                                     805            833
   Pacific Life (B)
        6.600%, 09/15/33                                     615            681
   Paragon Mortgages (A) (L)
        1.110%, 09/15/04                                  12,357         12,357

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pemex Finance (K)
        9.030%, 02/15/11                                   $ 870     $    1,063
   Protective Life MTN
        3.700%, 11/24/08                                   1,800          1,837
   RBS Capital Trust B
        6.800%, 12/05/49                                   1,000          1,048
   RBS Capital Trust I (A)
        4.709%, 12/29/49                                     520            511
   Rabobank Capital (B)
        5.260%, 12/29/49                                     600            622
   Rouse
        3.625%, 03/15/09                                     765            758
   Royal & Sun
        8.950%, 10/15/29                                   1,100          1,166
   Royal Bank of Scotland Group PLC
        5.000%, 11/12/13                                     405            420
   Royal Bank of Scotland Group PLC,
     Ser 2
        8.817%, 03/31/49                                   5,505          5,877
   SLM MTN
        5.625%, 08/01/33                                     710            696
   SLM MTN, Cl A
        5.000%, 10/01/13                                   2,355          2,424
   Sigma Finance (A) (L)
        1.066%, 11/01/04                                   8,553          8,553
   Simon Property Group (B)
        3.750%, 01/30/09                                   1,855          1,884
   Tango (A) (L)
        1.380%, 08/13/04                                  14,255         14,255
   Toyota Motor Credit
        5.500%, 12/15/08                                     120            133
   UBS Preferred Funding Trust I (A)
        8.622%, 10/29/49                                   1,300          1,640
   US Bancorp MTN, Ser N
        3.950%, 08/23/07                                     395            412
        3.125%, 03/15/08                                   2,215          2,233
   US Bank
        2.870%, 02/01/07                                   3,125          3,154
        2.400%, 03/12/07                                   1,975          1,975
   Wachovia
        3.625%, 02/17/09                                   4,690          4,766
   Wells Fargo (A)
        7.800%, 06/15/10                                     800            855
   Wells Fargo Financial
        6.125%, 04/18/12                                     940          1,058
   Zions Bancorporation
        6.000%, 09/15/15                                     905            988
                                                                     ----------
                                                                        699,230
                                                                     ----------

--------------------------------------------------------------------------------
50         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 0.5%
   Bristol-Myers Squibb
        6.875%, 08/01/97                                 $   680     $      793
        5.750%, 10/01/11                                   4,530          4,980
   GlaxoSmithKline
        4.375%, 04/15/14                                   1,190          1,184
   HCA
        5.750%, 03/15/14                                   7,130          7,124
   Medco Health Solutions
        7.250%, 08/15/13                                     805            908
   Tenet Healthcare (K)
        7.375%, 02/01/13                                     336            303
   Wyeth
        6.500%, 02/01/34                                     825            871
        5.500%, 02/01/14                                   2,245          2,354
                                                                     ----------
                                                                         18,517
                                                                     ----------
INDUSTRIALS -- 3.8%
   Air 2 US (B)
        8.027%, 10/01/19                                   4,157          3,773
   America West Airlines, Ser 99-1
        7.930%, 01/02/19                                  10,173         11,522
   American Airlines, Ser 01-2
        7.858%, 10/01/11                                   3,000          3,076
   American Airlines, Ser 99-1 (K)
        7.024%, 10/15/09                                   4,630          4,701
   Burlington North Santa Fe
        7.290%, 06/01/36                                   1,560          1,936
        6.125%, 03/15/09                                      25             28
   CSX
        7.950%, 05/01/27                                     505            631
   Canadian National Railways
        7.375%, 10/15/31                                   1,270          1,573
   Caterpillar (A) (L)
        1.300%, 04/08/04                                   8,553          8,554
        1.270%, 05/28/04                                   7,128          7,129
        1.240%, 07/09/04                                  14,255         14,255
   Citicorp Lease (B)
        7.220%, 06/15/05                                   5,944          6,313
   Continental Airlines, Ser 00-2
        7.707%, 04/02/21                                   2,181          2,214
        7.487%, 10/02/10                                   1,730          1,764
   Continental Airlines, Ser 971A
        7.461%, 04/01/15                                     831            810
   Continental Airlines, Ser 974A (K)
        6.900%, 01/02/18                                   8,191          8,168
   Continental Airlines, Ser 99-1
        7.256%, 03/15/20                                     932            946
   Delta Airlines, Ser 02-1, Cl G-1
        6.718%, 01/02/23                                   7,429          8,004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Delta Airlines, Ser 02-1, Cl G-2
        6.417%, 07/02/12                                 $ 3,900     $    4,201
   Delta Airlines, Ser 2001-1, Cl A-2
        7.111%, 09/18/11                                     580            577
   Delta Airlines, Ser 2000-1, Cl A2 (K)
        7.570%, 11/18/10                                   2,350          2,340
   Eastman Kodak
        7.250%, 11/15/13                                     590            639
   Federal Express, Ser A3
        8.400%, 03/23/10                                     600            692
   General Electric
        5.000%, 02/01/13                                   1,510          1,581
   Litton Industries
        7.750%, 03/15/26                                     950          1,173
   Lockheed Martin
        8.500%, 12/01/29                                   4,145          5,559
   Northwest Airlines, Ser 2001-1,
     Cl A-1
        7.041%, 10/01/23                                   1,872          1,828
   Pittney Bowes Credit
        5.750%, 08/15/08                                   7,080          7,861
   Raytheon
        6.000%, 12/15/10                                      95            107
        5.500%, 11/15/12                                      55             58
        5.375%, 04/01/13                                     555            581
        4.850%, 01/15/11                                     900            936
        4.500%, 11/15/07                                     700            737
   Systems 2001 Asset Trust (B)
        6.664%, 09/15/13                                   1,628          1,830
   Tyco International
        7.000%, 06/15/28                                   2,615          2,782
        6.875%, 01/15/29                                   6,310          6,623
        6.750%, 02/15/11                                   2,190          2,439
        6.375%, 10/15/11                                   9,445         10,331
        6.000%, 11/15/13 (B)                                 915            965
   US Airways, Ser CLB
        7.500%, 04/15/08                                   2,696            135
   United Airlines, Ser 00-2 (H) (J)
        7.811%, 10/01/09                                     982            413
   United Airlines, Ser A-3 (H) (J)
        8.390%, 01/21/11                                   1,466            870
   United Technology
        6.500%, 06/01/09                                   2,365          2,711
   Waste Management
        7.375%, 08/01/10                                   2,480          2,922
        7.125%, 12/15/17                                   8,305          9,603
        7.100%, 08/01/26                                   1,710          1,913
                                                                     ----------
                                                                        157,804
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 0.4%
   Alcan
        5.200%, 01/15/14                                 $ 1,285     $    1,348
   Dow Chemical (K)
        7.375%, 11/01/29                                   1,920          2,234
   International Paper
        5.500%, 01/15/14                                     700            726
   MeadWestavaco
        6.850%, 04/01/12                                   1,480          1,662
   Sealed Air (B)
        6.875%, 07/15/33                                   3,000          3,259
   Weyerhaeuser
        6.750%, 03/15/12                                   5,400          6,100
                                                                     ----------
                                                                         15,329
                                                                     ----------
REGIONAL AGENCIES -- 1.0%
   Aid -- Israel
        5.500%, 09/18/23                                   5,525          5,840
   Ontario Providence
        3.500%, 09/17/07                                   1,190          1,229
   Quebec Province
        7.000%, 01/30/07                                   5,275          5,948
   United Mexican States
       11.500%, 05/15/26                                  10,835         16,686
   United Mexican States MTN
        6.375%, 01/16/13                                   1,890          2,047
   United Mexican States MTN, Ser A (K)
        8.000%, 09/24/22                                   7,480          8,639
                                                                     ----------
                                                                         40,389
                                                                     ----------
TELECOMMUNICATION SERVICES -- 1.5%
   AT&T
        8.750%, 11/15/31                                     580            684
        8.050%, 11/15/11                                     760            889
   AT&T Wireless Services
        8.125%, 05/01/12                                   3,340          4,069
        7.350%, 03/01/06                                   2,536          2,781
   British Telecommunications PLC
        8.875%, 12/15/30                                   1,620          2,161
        8.375%, 12/15/10                                   1,865          2,305
   Citizens Communications
        8.500%, 05/15/06                                     491            540
   Deutsche Telekom International
        8.750%, 06/15/30                                   1,015          1,331
        5.250%, 07/22/13                                   2,925          3,045
   France Telecom
        8.200%, 03/01/06                                   1,070          1,182
   Intermedia Communications,
     Ser B (H) (J)
        8.600%, 06/01/08                                   2,775          2,498

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New England Telephone & Telegraph
        7.875%, 11/15/29                                 $ 1,825     $    2,240
   New Jersey Bell Telephone
        7.850%, 11/15/29                                   1,135          1,395
   SBC Communications (K)
        5.875%, 08/15/12                                   1,875          2,045
   Sprint Capital
        8.750%, 03/15/32                                     320            404
        8.375%, 03/15/12                                   1,595          1,942
        7.625%, 01/30/11                                   3,125          3,649
        6.875%, 11/15/28                                   5,850          6,075
        6.375%, 05/01/09                                   1,155          1,286
        6.000%, 01/15/07                                   1,450          1,575
   Telecom Italia Capital (B)
        5.250%, 11/15/13                                   2,700          2,784
   Verizon Global Funding
        7.750%, 12/01/30                                     575            699
        6.875%, 06/15/12                                   9,145         10,565
   Verizon Maryland, Ser A
        6.125%, 03/01/12                                     910          1,005
   Verizon New Jersey, Ser A
        5.875%, 01/17/12                                     825            899
   Verizon Pennsylvania, Ser A
        5.650%, 11/15/11                                     525            565
   Vodafone Group PLC
        6.250%, 11/30/32                                   1,455          1,553
   Worldcom (B) (H) (K)
        7.375%, 01/15/49                                   1,000            320
                                                                     ----------
                                                                         60,486
                                                                     ----------
UTILITIES -- 2.3%
   American Electric Power
        5.250%, 06/01/15                                     745            758
   American Electric Power, Ser C
        5.375%, 03/15/10                                     444            476
   Arizona Public Services
        8.000%, 12/30/15                                   3,740          4,390
   Conectiv MTN, Ser A
        6.730%, 06/01/06                                   3,220          3,315
   Dominion Resources
        5.700%, 09/17/12                                   3,720          4,007
        4.125%, 02/15/08                                     810            840
   Dominion Resources, Ser D
        5.125%, 12/15/09                                     900            959
   Duke Energy
        5.625%, 11/30/12                                     730            775
   El Paso Electric, Ser E
        9.400%, 05/01/11                                   3,700          4,334
   Exelon
        6.750%, 05/01/11                                     410            469
   FPL Energy (B)
        6.639%, 06/20/23                                   7,600          8,123


--------------------------------------------------------------------------------
52          EI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FirstEnergy, Ser A
        5.500%, 11/15/06                                 $ 2,850     $    3,030
   FirstEnergy, Ser B
        6.450%, 11/15/11                                   1,100          1,204
   FirstEnergy, Ser C
        7.375%, 11/15/31                                   6,205          6,917
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22                                   1,760          2,411
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11                                   2,200          2,542
   Kinder Morgan
        7.300%, 08/15/33                                     665            768
   Ohio Edison
        5.450%, 05/01/15                                     275            280
   Oncor Electric Delivery
        6.375%, 01/15/15                                     660            740
   Ontario Electricity Financial
        6.100%, 01/30/08                                   1,145          1,285
   Pacific Gas & Electric
        6.050%, 03/01/34                                   3,080          3,115
        3.600%, 03/01/09                                     375            377
        1.810%, 04/03/06 (A)                              10,220         10,224
   Pinnacle West Capital (A)
        1.931%, 11/01/05                                   3,780          3,782
   Power Contract (B)
        5.200%, 02/01/06                                   6,452          6,588
   Progress Energy
        7.750%, 03/01/31                                     560            677
   Public Service
        7.875%, 10/01/12                                     505            630
   SP Powerassets (B)
        5.000%, 10/22/13                                     900            927
   Sonat
        7.625%, 07/15/11                                   2,850          2,472
   Southern California Edison
        8.000%, 02/15/07                                   1,805          2,071
        6.000%, 01/15/34                                     375            385
        5.750%, 04/01/35                                   1,300          1,286
   TXU Energy
        7.000%, 03/15/13                                     780            894
   Virginia Electric & Power, Ser A
        5.750%, 03/31/06                                   2,400          2,571
   Williams
        8.750%, 03/15/32                                   4,340          4,600
        7.750%, 06/15/31                                   1,880          1,852
        6.250%, 02/01/06                                   1,130          1,168
   Williams, Ser A
        7.500%, 01/15/31                                   1,490          1,438
                                                                     ----------
                                                                         92,680
                                                                     ----------
Total Corporate Obligations
   (Cost $1,268,339) ($ Thousands)                                    1,327,295
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 28.2%
   FHLMC
        9.000%, 12/01/05                                   $  13     $       14
        7.500%, 11/01/29 to 09/01/32                      11,431         12,299
        7.000%, 06/01/15 to 06/01/32                      13,489         14,289
        6.500%, 08/01/08 to 01/01/33                      17,308         18,360
        6.000%, 12/01/12 to 02/01/34                      42,944         44,841
        5.500%, 07/01/11 to 04/25/34                      43,936         45,511
        5.000%, 12/01/10 to 10/01/33                     195,988        197,581
        4.000%, 05/01/18 to 10/01/33                       4,016          3,785
   FHLMC TBA
        8.000%, 04/01/31                                   1,000          1,080
        7.000%, 04/01/17                                   4,500          4,805
        6.500%, 04/01/31 to 04/15/34                       2,800          2,942
        6.000%, 04/01/16 to 04/20/19                       4,535          4,776
        5.500%, 04/20/19 to 04/15/33                      22,800         23,755
        5.000%, 04/01/34                                  11,135         11,183
        4.500%, 05/01/19                                  74,200         74,919
   FNMA
        9.000%, 07/01/07                                       3              3
        8.000%, 02/01/13 to 04/15/34                         891            948
        7.500%, 11/01/29 to 12/01/31                          21             23
        7.000%, 12/01/07 to 07/01/32                      17,160         18,212
        6.500%, 02/01/13 to 01/01/34                      27,010         28,504
        6.000%, 02/01/13 to 12/01/33                      28,040         29,294
        5.500%, 12/01/13 to 03/01/34                      32,885         33,903
        5.000%, 01/01/14 to 01/01/34                      35,038         35,263
        4.000%, 10/01/16 to 10/01/18                       5,866          5,832
   FNMA TBA
        7.500%, 04/01/31                                   1,200          1,286
        6.500%, 04/01/34 to 04/25/34                      11,528         12,108
        6.000%, 04/16/18 to 04/20/19                      32,900         34,627
        5.500%, 04/01/18 to 04/01/34                      64,500         67,138
        5.000%, 04/01/18 to 04/01/34                     110,950        112,740
        4.500%, 04/01/18 to 04/20/19                      36,313         36,687
   GNMA
        8.500%, 11/15/20                                      18             20
        8.000%, 11/15/29 to 09/15/31                       1,506          1,646
        7.500%, 03/15/29 to 01/15/32                       3,105          3,339
        7.000%, 08/15/13 to 11/15/32                       4,747          5,067
        6.500%, 07/15/14 to 09/15/31                       9,414         10,001
        6.000%, 03/15/14 to 03/15/32                      11,847         12,552
        5.500%, 04/15/14 to 07/15/33                      10,085         10,506
        5.000%, 09/15/33                                   9,470          9,548
   GNMA TBA
        6.500%, 04/18/33 to 04/22/34                     102,780        108,465
        6.000%, 04/15/33 to 04/22/34                      38,800         40,510
        5.500%, 04/01/33 to 03/20/34                      23,584         24,252
        5.000%, 04/01/33                                  42,400         42,691
        4.500%, 04/15/34                                  14,800         14,490
                                                                     ----------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $1,149,181) ($ Thousands)                                    1,159,795
                                                                     ----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 19.3%

AUTOMOTIVE -- 2.5%
   AESOP Funding, Ser 2003-4A,
     Cl A1 (A)
        1.320%, 08/20/07                                 $ 1,900     $    1,901
   AESOP Funding, Ser 1998-1, Cl A
        6.140%, 05/20/06                                   6,500          6,788
   ARG Funding, Ser 1999-1A, Cl A3
        6.020%, 05/20/05                                     950            952
   Americredit Automobile Receivables
     Trust, Ser 2000-B, Cl A4 (A)
        1.300%, 04/05/07                                   7,733          7,735
   Americredit Automobile Receivables
     Trust, Ser 2002-1, Cl A3
        4.230%, 10/06/06                                   5,228          5,292
   Americredit Automobile Receivables
     Trust, Ser 2002-A, Cl A3 (A)
        1.300%, 10/12/06                                   8,567          8,570
   Americredit Automobile Receivables
     Trust, Ser 2003-BX, Cl A2A
        1.550%, 11/06/06                                   1,431          1,433
   Capital Auto Receivables Asset Trust,
     Ser 2002-1, Cl A3 (A)
        1.170%, 07/15/05                                   2,473          2,474
   Capital Auto Receivables Asset Trust,
     Ser 2004-1, Cl A3
        2.000%, 11/15/07                                   4,785          4,805
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A3
        2.080%, 05/15/08                                   2,950          2,962
   Chesapeake Funding, Ser 2003-1,
     Cl A1 (A)
        1.350%, 08/07/08                                  18,000         18,042
   DaimlerChrysler Master Owner Trust,
     Ser 2002-A, Cl A (A)
        1.150%, 05/15/07                                   5,000          5,003
   Drivetime Auto Owner Trust,
     Ser 2002-C, Cl A2 (A)
        2.200%, 12/17/07                                   1,580          1,582
   Drivetime Auto Owner Trust,
     Ser 2003-B, Cl A2
        1.347%, 04/17/06                                   6,413          6,411
   Ford Credit Auto Owner Trust,
     Ser 2002-A, Cl A3B (A)
        1.210%, 01/15/06                                   7,171          7,174
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A4B (A)
        1.210%, 11/15/06                                  17,600         17,625
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A2
        1.880%, 06/15/05                                   5,440          5,447
                                                                     ----------
                                                                        104,196
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CREDIT CARDS -- 2.9%
   Citibank Credit Card Issuance Trust,
     Ser 2000-A1, Cl A3
        6.875%, 11/16/09                                 $ 3,055     $    3,491
   Citibank Credit Card Issuance Trust,
     Ser 2001-A5, Cl A5 (A)
        1.160%, 06/10/06                                  12,650         12,651
   Citibank Credit Card Issuance Trust,
     Ser 2002-A5, Cl A5 (A)
        1.150%, 09/17/07                                  17,700         17,708
   Citibank Credit Card Issuance Trust,
     Ser 2003-A10, Cl A10
        4.750%, 12/10/15                                   1,090          1,127
   Citibank Credit Card Issuance Trust,
     Ser 2003-A6, Cl A6
        2.900%, 05/17/10                                  22,915         22,920
   Citibank Credit Card Issuance Trust,
     Ser 2004-A1, Cl A1
        2.550%, 01/20/09                                  17,325         17,451
   Citibank OMNI Master Trust,
     Ser 2002-4, Cl A (A)
        1.220%, 08/18/09                                  13,639         13,660
   Citibank OMNI Master Trust,
     Ser 2002-5, Cl A (A)
        1.470%, 11/17/09                                   6,750          6,758
   Metris Master Trust, Ser 2000-1,
     Cl A (A)
        1.390%, 08/20/08                                   2,000          1,984
   Metris Master Trust, Ser 2000-3,
     Cl A (A)
        1.350%, 09/21/09                                   4,640          4,572
   Metris Master Trust, Ser 2001-3,
     Cl A (A)
        1.320%, 07/21/08                                   4,000          3,990
   Metris Master Trust, Ser 2001-4A,
     Cl A (A)
        1.440%, 08/20/08                                   8,900          8,876
   National City Credit Card Master Trust,
        Ser 2000-1, Cl A (A)
        1.240%, 08/15/07                                   6,330          6,342
                                                                     ----------
                                                                        121,530
                                                                     ----------

MORTGAGE RELATED SECURITIES -- 13.7%
   ABN Amro Mortgage, Ser 2002-3,
     Cl A4
        6.500%, 04/25/17                                     904            956
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (A)
        1.360%, 11/15/31                                   3,869          3,874
   ABSC Long Beach, Ser 2000-LB1,
     Cl AV (A)
        1.350%, 08/21/30                                      41             40

--------------------------------------------------------------------------------
54         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   AFC Home Equity Loan Trust,
     Ser 1998-1, Cl 1A2 (A)
        1.360%, 04/25/28                                 $   480     $      481
   AFC Home Equity Loan Trust,
     Ser 2000-1, Cl 2A (A)
        1.330%, 03/25/30                                  13,841         13,838
   AQ Finance NIM Trust, Ser 2003-N6,
     Cl NOTE (A)
        1.390%, 05/25/10                                   1,417          1,417
   ARC Net Interest Margin Trust,
     Ser 2002-5A, Cl A
        7.750%, 07/27/32                                      74             74
   Advanta Mortgage Loan Trust,
     Ser 1998-3, Cl A2 (A)
        1.390%, 09/25/28                                     329            329
   American Business Financial Services,
     Ser 2002-1, Cl A5
        6.510%, 12/15/32                                   2,600          2,833
   American Business Financial Services,
     Ser 2002-4, Cl A IO (J)
        4.000%, 07/15/05                                  38,024          1,322
   Asset Securitization, Ser 1996-D2,
     Cl A1
        6.920%, 02/14/29                                   9,878         10,535
   Banc of America Funding,
     Ser 2003-1, Cl A1
        6.000%, 05/20/33                                     151            154
   Bank of America Alternative Loan Trust,
     Ser 2003-5, Cl 2A1
        5.000%, 07/25/18                                   8,369          8,645
   Bank of America Mortgage Securities,
     Ser 2003-1, Cl 2A4
        5.000%, 02/25/18                                  14,346         14,526
   BankBoston Home Equity Loan Trust,
     Ser 1998-2 Cl A5
        6.140%, 02/25/19                                     479            488
   Bear Stearns Asset Backed Securities,
     Ser 2000-2, Cl AF3
        7.340%, 08/25/30                                     324            324
   Bear Stearns Asset Backed Securities,
     Ser 2000-2, Cl M2
        8.280%, 08/25/30                                   8,000          8,727
   Bear Stearns Asset Backed Securities,
     Ser 2001-A, Cl AI4
        6.820%, 02/15/31                                   4,500          4,661
   Bear Stearns Asset Backed Securities,
     Ser 2001-A, Cl AI3
        5.930%, 06/15/19                                   3,071          3,087
   CDC Mortgage Capital Trust,
     Ser 2002-HE3, Cl A (A)
        1.580%, 03/25/33                                   9,059          9,116

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   CSFB Securities, Ser 2001-MH29,
     Cl A
        5.600%, 09/25/31                                 $ 2,973     $    3,065
   CSFB, Ser 1997-C2, Cl AX IO (A)
        1.164%, 01/17/35                                  41,399          1,345
   CSFB, Ser 2001-FL2A, Cl A (A)
        1.340%, 09/15/13                                   4,739          4,738
   Chase Commercial Mortgage Securities,
     Ser 2000-1, Cl A2
        7.757%, 04/15/32                                   3,580          4,234
   Chase Funding Loan Acquisition Trust,
     Ser 2003-C1, Cl 2A1 (A)
        1.240%, 05/25/24                                   8,976          8,977
   Chase Funding Mortgage Loan,
     Ser 2002-1, Cl 2A2 (A)
        1.340%, 03/25/32                                  10,950         10,976
   Chase Funding Net Interest Margin,
     Ser 2003-C1A, Cl NOTE
        6.750%, 03/27/36                                   1,054          1,056
   Commercial Mortgage Pass-Through Certificates,
     Ser 2004-LB2A, Cl A4
        4.715%, 03/10/39                                   5,870          5,976
   Conseco Finance Home Loan Trust,
     Ser 2000-E, Cl M1
        8.130%, 08/15/31                                   2,800          2,854
   Conseco Finance Securitization,
     Ser 2000-4, Cl A4
        7.730%, 04/01/31                                   6,000          6,140
   Conseco Finance Securitization,
     Ser 2000-4, Cl A5
        7.970%, 05/01/32                                   4,800          4,080
   Conseco Finance Securitizations,
     Ser 2000-4, Cl A6
        8.310%, 05/01/32                                   1,500          1,294
   Conseco Finance, Ser 2001-A, Cl LIB1
       10.300%, 03/15/32                                   3,975          4,434
   Conseco Finance, Ser 2001-C, Cl A4
        6.190%, 03/15/30                                     834            880
   Conseco Finance, Ser 2001-D, Cl A5
        6.190%, 11/15/32                                   4,130          4,642
   Contimortgage Home Equity Loan,
     Ser 1997-1, Cl A9
        7.050%, 03/15/28                                     552            551
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28                                   1,033          1,033
   Countrywide Alternative Loan Trust,
     Ser 2004-2CB, Cl 4A1
        5.000%, 03/25/19                                   5,956          6,089
   Countrywide Alternative Loan Trust,
     Ser 2004-J1, Cl 1A1
        6.000%, 02/25/34                                   6,746          6,921

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Equity Loan Trust,
     Ser 2001-A, Cl A (A)
        1.330%, 04/15/27                                 $ 7,995     $    8,005
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2
        7.000%, 06/02/33                                  14,450         15,865
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32                                   5,030          5,695
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32                                   5,525          6,505
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (A)
        1.560%, 05/25/39                                   7,802          7,848
   EQCC Trust, Ser 2002-1, Cl 2A (A)
        1.390%, 11/25/31                                   3,772          3,782
   Equity One, Ser 2001-2, Cl AF3
        6.132%, 08/25/32                                   2,891          2,938
   Equity One, Ser 2002-2, Cl AF3
        5.773%, 10/25/32                                  12,500         13,185
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3
        7.775%, 07/25/28                                     541            541
   FFCA Secured Lending, Ser 1997-1,
     Cl IO (A) (J)
        0.614%, 02/18/22                                   6,053            121
   FFCA Secured Lending, Ser 1999-1A,
     Cl IO (A) (J)
        1.710%, 09/18/25                                  19,540            909
   First Union-Lehman Brothers,
     1997-C2, Cl IO (A)
        1.474%, 11/18/29                                   6,048            304
   Fleet Home Equity Trust, Ser 2001-1,
     Cl A (A)
        1.300%, 05/20/31                                     644            643
   Fund America Investors, Ser 1993-A,
     Cl A2 (A)
        6.034%, 06/25/23                                     845            859
   G-WING, Ser 2001-WH1A, Cl B
        3.750%, 11/06/11                                   3,825          3,830
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27                                   2,923          2,978
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
        6.700%, 05/15/30                                  12,420         14,054
   GMAC Commercial Mortgage Securities,
     Ser 1999-C2, Cl A2
        6.945%, 09/15/33                                     100            115
   GMAC Commercial Mortgage Securities,
     Ser 2003-FL1A, Cl A (A)
        1.450%, 03/11/15                                   5,685          5,685

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Goldman Sachs Mortgage Securities,
     Ser 1998-1, Cl A
        8.000%, 09/19/27                                  $  409     $      450
   Goldman Sachs Mortgage Securities,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                                     400            439
   Goldman Sachs Mortgage Securities,
     Ser 1998-C1, Cl A3
        6.135%, 10/18/30                                   4,774          5,223
   Goldman Sachs Mortgage Securities,
     Ser 1999-3, Cl A
        8.000%, 08/19/29                                   1,461          1,656
   GSAMP, Ser 2003-SEA, Cl A1 (A)
        1.490%, 02/25/33                                  14,468         14,530
   GSR Mortgage Loan Trust, Ser 2003-13,
     Cl 1A1 (A)
        4.530%, 10/25/33                                  11,790         11,893
   Green Tree Financial, Ser 1993-4, Cl A5
        7.050%, 01/15/19                                   1,116          1,179
   Green Tree Financial, Ser 1996-5, Cl A6
        7.750%, 07/15/27                                   2,791          3,059
   Green Tree Financial, Ser 1998-6, Cl A6
        6.270%, 06/01/30                                   1,700          1,771
   Green Tree Financial, Ser 1999-1 Cl A4
        5.760%, 11/01/18                                   1,603          1,640
   Green Tree Financial, Ser 1999-3, Cl A5
        6.160%, 02/01/31                                   5,624          5,817
   Green Tree Recreational Equipment,
     Ser 1997-D, Cl A1HE
        6.900%, 03/15/29                                     384            385
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl A2
        6.847%, 05/15/31                                   4,200          4,837
   Household Home Equity Loan Trust,
     Ser 2002-1, Cl M (A)
        1.910%, 12/22/31                                     987            994
   Household Home Equity Loan Trust,
     Ser 2002-3, Cl A (A)
        1.540%, 07/20/32                                   3,098          3,107
   Impac CMB Trust, Ser 2001-1,
     Cl A1 (A)
        1.370%, 07/25/31                                   6,628          6,630
   Impac CMB Trust, Ser 2002-5,
     Cl A1 (A)
        1.460%, 07/25/32                                  12,154         12,188
   Impac CMB Trust, Ser 2003-12,
     Cl A1 (A)
        1.470%, 12/25/33                                  15,717         15,762
   Indymac Home Equity Loan Trust,
     Ser 2000-A, Cl AV1 (A)
        1.350%, 06/25/31                                   2,176          2,178
   Indymac Home Equity Loan Trust,
     Ser 2003-A, Cl AV1 (A)
        1.250%, 09/25/19                                  11,067         11,069


--------------------------------------------------------------------------------
56        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Istar Asset Receivables Trust,
     Ser 2002-1A, Cl A1 (A)
        1.350%, 05/28/17                                 $ 2,342     $    2,342
   JP Morgan Chase Commercial Mortgage,
     Ser 2001-CIB2, Cl A3
        6.429%, 04/15/35                                   5,170          5,926
   JP Morgan Commercial Mortgage,
     Ser 1997-C5, Cl X (A)
        1.523%, 09/15/29                                   7,599            371
   Master Alternative Loans Trust,
     Ser 2003-5, Cl 7A1
        5.000%, 07/25/18                                   8,623          8,918
   Master Asset Securitization Trust,
     Ser 2002-6, Cl 2A1
        5.750%, 10/25/17                                      78             80
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28                                   5,550          6,051
   Merrill Lynch Mortgage Investors,
     Ser 2002-NC1, Cl A1 (A)
        1.410%, 05/25/33                                   1,303          1,305
   Mesa Trust Asset Backed Certificates,
     Ser 2002-3, Cl A IO (A) (J)
        5.000%, 04/18/05                                  11,045            309
   Metropolitan Asset Funding,
     Ser 1998-A, Cl A4
        6.981%, 01/20/26                                     901            919
   Mid-State Trust, Ser 11, Cl A1
        4.864%, 07/15/38                                   8,132          8,190
   Money Store SBA Loan Trust,
     Ser 1999-1, Cl A (A)
        1.800%, 07/15/25                                     966            959
   Morgan Stanley Capital I,
     Ser 1998-HF2, Cl A2
        6.480%, 11/15/30                                   4,255          4,804
   Morgan Stanley Dean Witter Capital I,
     Ser 2002-NC4, Cl A2 (A)
        1.490%, 09/25/32                                   3,505          3,514
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39                                   6,100          6,642
   Nomura Asset Securities,
     Ser 1998-D6, Cl A1B
        6.590%, 03/15/30                                   3,910          4,436
   Novastar Home,
     Ser 1998-2, Cl A2 (A)
        1.160%, 08/25/28                                   1,194          1,194
   Oncor Electric Delivery Transition Bond,
     Ser 2003-1, Cl A2
        4.030%, 02/15/12                                   5,000          5,193
   Option One Mortgage Loan Trust,
     Ser 2001-4, Cl A (A)
        1.390%, 01/25/32                                   6,570          6,579

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Accredit Loan,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27                                  $  565     $      564
   Residential Asset Mortgage Products,
     Ser 2003-RZ4, Cl A1 (A)
        1.240%, 06/25/24                                   9,264          9,268
   Residential Asset Mortgage Products,
     Ser 2004-SL1, Cl A8
        6.500%, 01/25/30                                  13,500         13,968
   Residential Asset Mortgage,
     Ser 2002-RS5, Cl AI5
        5.410%, 09/25/32                                  15,000         15,795
   Residential Asset Mortgage,
     Ser 2002-RS6, Cl AI5
        5.650%, 11/25/32                                   9,000          9,412
   Residential Asset Mortgage,
     Ser 2003-RS2, Cl AII (A)
        1.430%, 03/25/33                                   1,423          1,426
   Residential Funding Mortgage Securities I,
     Ser 1999-S6, Cl A1
        6.250%, 02/25/14                                   2,656          2,653
   Residential Funding Mortgage Securities,
     Ser 1997-HI3, Cl APB
        7.180%, 12/25/22                                     151            151
   Residential Funding Mortgage Securities,
     Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25                                  13,038         14,037
   Saxon Asset Securities,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30                                   2,374          2,392
   Saxon Asset Securities,
     Ser 1999-1, Cl AF6
        6.350%, 02/25/29                                   5,182          5,279
   Structured Asset Investment Loan Trust,
     Ser 2003-BC7, Cl 1A1 (A)
        1.220%, 07/25/33                                  13,953         13,950
   Structured Asset Investment Loan Trust,
     Ser 2003-BC8, Cl 3A1 (A)
        1.230%, 08/25/10                                   3,277          3,277
   Structured Asset Securities,
     Ser 2002-26, Cl 1A4
        5.300%, 01/25/33                                  12,368         12,402
   Structured Asset Securities,
     Ser 2002-BC1, Cl A1 (A)
        1.590%, 08/25/32                                   3,028          3,042
   WFS Financial Owner Trust,
     Ser 2000-C, Cl A4
        7.170%, 02/20/08                                   3,399          3,465
   Washington Mutual Mortgage,
     Ser 2002-MS12, Cl A
        6.500%, 05/25/32                                     860            876


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage,
     Ser 2003-MS1, Cl 1A
        5.000%, 02/25/18                                 $ 5,858     $    6,126
   Wells Fargo, Ser 2002-D, Cl 1A2 (A)
        5.719%, 08/25/32                                   1,457          1,470
   Wells Fargo, Ser 2003-3, Cl 1A21
        5.250%, 04/25/33                                  11,680         11,859
                                                                     ----------
                                                                        562,525
                                                                     ----------

OTHER ASSET-BACKED SECURITIES -- 0.2%
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (A)
        1.570%, 08/15/25                                   7,500          3,600
   Tobacco Settlement, Ser 2001-A,
     Cl A
        6.360%, 05/15/25                                   2,978          2,949
                                                                     ----------
                                                                          6,549
                                                                     ----------
Total Asset-Backed Securities
   (Cost $795,485) ($ Thousands)                                        794,800
                                                                     ----------

U.S. TREASURY OBLIGATIONS -- 18.6%
   U.S. Treasury Bills (I)
        0.960%, 04/15/04 (K)                             100,700        100,663
        0.920%, 06/24/04                                  28,800         28,738
   U.S. Treasury Bonds
       12.000%, 08/15/13                                  19,976         27,706
       10.375%, 11/15/12 (K)                              11,970         15,301
        8.875%, 08/15/17 (K)                               2,780          4,073
        8.500%, 02/15/20 (K)                              17,225         24,965
        8.125%, 08/15/19 (K)                              29,470         41,342
        8.000%, 11/15/21 (K)                               4,500          6,317
        7.125%, 02/15/23                                   8,322         10,819
        6.750%, 08/15/26 (K)                              21,105         26,685
        6.125%, 11/15/27 (K)                              39,686         46,820
        6.000%, 02/15/26 (K)                              19,330         22,411
        5.375%, 02/15/31 (K)                              85,294         92,970
        5.000%, 08/15/11 (K)                              21,225         23,388
        4.875%, 02/15/12 (K)                              45,471         49,636
        3.875%, 04/15/29 (E)                              34,840         48,068
        3.625%, 04/15/28 (E) (K)                          11,520         15,180
        3.500%, 01/15/11 (E) (K)                          12,804         14,933
   U.S. Treasury Notes
        4.375%, 08/15/12 (K)                               4,050          4,269
        4.250%, 08/15/13 (K)                                 295            306
        4.000%, 02/15/14 (K)                               8,083          8,189
        3.375%, 11/15/08 (K)                              16,840         17,352
        3.125%, 10/15/08 (K)                               3,890          3,970
        3.125%, 09/15/08                                     600            613
        3.000%, 11/15/07                                     700            718
        3.000%, 07/15/12 (E)                              12,163         13,845
        2.625%, 03/15/09 (K)                              18,421         18,289

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
        2.250%, 02/15/07 (K)                            $  5,905     $    5,955
        1.875%, 07/15/13 (E) (K)                           7,274          7,578
        1.500%, 03/31/06                                  62,374         62,276
   U.S. Treasury STRIPS (I)
        5.970%, 11/15/21 (K)                              43,310         17,800
        5.860%, 08/15/28 (K)                               7,665          2,178
        5.320%, 11/15/27                                     240             71
        5.140%, 05/15/30                                     460            121
                                                                     ----------
Total U.S. Treasury Obligations
   (Cost $728,951) ($ Thousands)                                        763,545
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.1%
   FFCB (I)
        0.970%, 04/06/04                                   2,850          2,850
   FHLB
        4.500%, 09/16/13                                   1,880          1,923
        3.625%, 11/14/08                                      40             41
        1.010%, 04/05/04 (I)                              17,100         17,098
        1.000%, 04/20/04 to 04/28/04 (I)                  96,750         96,683
        0.980%, 04/02/04 (I)                              24,045         24,044
        0.980%, 04/07/04 (I) (K)                          47,200         47,192
        0.970%, 04/06/04 (I)                               8,800          8,799
   FHLMC
        7.000%, 03/15/10 (K)                               4,075          4,849
        6.875%, 09/15/10 (K)                               1,415          1,681
        6.625%, 09/15/09                                     560            652
        4.750%, 12/08/10                                   1,600          1,645
        4.625%, 05/28/13 (K)                               3,750          3,763
        4.500%, 12/16/10 (K)                              24,245         24,707
        4.375%, 02/04/10 (K)                               5,835          5,924
        3.875%, 11/10/08 (K)                              21,375         21,947
        3.625%, 09/15/08 (K)                               5,680          5,851
        3.500%, 04/01/08 (K)                               5,050          5,101
        3.375%, 04/15/09                                     660            668
        2.000%, 11/18/05 (D)                              11,496         11,540
   FHLMC CMO, Ser 1, Cl Z
        9.300%, 04/15/19                                     477            477
   FHLMC CMO, Ser 1005, Cl D
        6.500%, 10/15/05                                      34             34
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21                                     843            846
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21                                   1,589          1,595
   FHLMC CMO, Ser 2277, Cl B
        7.500%, 01/15/31                                   3,593          3,669
   FHLMC CMO, Ser 2332, Cl ZH
        7.000%, 07/15/31                                  13,299         13,899
   FHLMC CMO, Ser 2544, Cl IW, IO
        5.500%, 03/15/26                                   7,039            854
   FHLMC, Ser 1611, Cl Z
        6.500%, 11/15/23                                  11,235         12,208
   FHLMC, Ser 1683, Cl D
        6.500%, 05/15/21                                   1,364          1,366

--------------------------------------------------------------------------------
58         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC, Ser 1983, Cl Z
        6.500%, 12/15/23                                 $ 4,907     $    4,936
   FHLMC, Ser 2043, Cl CJ
        6.500%, 04/15/28                                  11,562         12,160
   FHLMC, Ser 2389, Cl CD
        6.000%, 03/15/16                                  11,518         12,054
   FHLMC, Ser 2480, Cl QJ
        6.000%, 02/15/30                                   6,479          6,607
   FHLMC, Ser 2545, Cl HT
        4.500%, 04/15/18                                   1,373          1,386
   FHLMC, Ser 2579, Cl PI, IO
        5.500%, 03/15/27                                  10,275            666
   FHLMC, Ser 2621, Cl LJ, IO
        5.500%, 12/15/26                                   4,240            456
   FHLMC, Ser 2625, Cl IO, IO
        5.000%, 12/15/31                                   4,342            677
   FHLMC, Ser 2631, Cl IJ, IO
        5.000%, 10/15/26                                   3,780            663
   FHLMC, Ser 2718, Cl PB
        5.500%, 09/15/27                                   6,533          6,848
   FHLMC, Ser 2733, Cl ME
        5.000%, 01/15/34                                   5,995          5,626
   FHLMC, Ser 2744, Cl VD
        5.500%, 02/15/26                                     577            595
   FHLMC, Ser 2764, Cl PC
        5.500%, 12/15/27                                   1,425          1,497
   FNMA
        7.125%, 06/15/10 (K)                               9,685         11,634
        6.625%, 09/15/09 (K)                               3,100          3,615
        6.125%, 03/15/12 (K)                               9,600         11,017
        5.750%, 02/15/08 (K)                              19,870         22,087
        5.250%, 04/15/07 (K)                              11,150         12,114
        5.000%, 11/01/13                                   7,008          7,251
        1.750%, 06/16/06 (K)                               1,980          1,969
        1.025%, 09/08/04 (C) (I)                           4,460          4,440
        1.010%, 04/05/04 (I)                              25,660         25,657
        0.990%, 05/05/04 (I)                               8,696          8,688
        0.980%, 04/06/04 (I)                              19,230         19,227
        0.970%, 04/28/04 (I)                              10,370         10,362
        0.950%, 04/02/04 (I) (K)                          12,625         12,625
   FNMA CMO, Ser 1990-58, Cl J
        7.000%, 05/25/20                                     817            881
   FNMA CMO, Ser 1990-93, Cl G
        5.500%, 08/25/20                                     438            455
   FNMA CMO, Ser 1991-156, Cl A
        7.500%, 10/25/21                                      78             79
   FNMA CMO, Ser 1996-45, Cl K
        7.000%, 09/25/21                                     489            530
   FNMA CMO, Ser 1999-11, Cl Z
        5.500%, 03/25/29                                   9,252          9,522
   FNMA CMO, Ser 1999-T2, Cl A1
        7.500%, 01/19/39                                     894            983

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2001-T2, Cl B
        6.022%, 11/25/10                                 $ 4,500     $    5,035
   FNMA CMO, Ser 2002-65, Cl TP
        7.000%, 03/25/31                                   3,464          3,579
   FNMA CMO, Ser 2003-16, Cl KA
        6.000%, 04/25/30                                   2,252          2,289
   FNMA CMO, Ser G92-30, Cl Z
        7.000%, 06/25/22                                     841            900
   FNMA STRIPS, Ser 329, Cl 1, PO (I)
        6.680%, 01/01/33                                   6,510          5,459
   FNMA STRIPS, Ser 333, Cl 1, PO (I)
        5.000%, 03/01/33                                   8,970          7,444
   FNMA STRIPS, Ser 334, Cl 3, IO
        5.500%, 02/01/33                                   6,647          1,139
   FNMA STRIPS, Ser 339, Cl 8, IO
        5.500%, 07/01/33                                   9,191          1,640
   FNMA, Ser 2002-22, Cl PE
        6.500%, 11/25/30                                   8,014          8,176
   FNMA, Ser 2002-87, Cl PY
        3.920%, 09/25/27                                   1,753          1,765
   FNMA, Ser 2002-94, Cl BJ, IO
        5.500%, 04/25/16                                   3,293            274
   FNMA, Ser 2003-17, Cl PQ
        4.500%, 03/25/16                                   1,395          1,415
   FNMA, Ser 2003-32, Cl KA
        5.000%, 07/25/13                                   2,541          2,603
   FNMA, Ser 2003-41, Cl YN
        4.000%, 05/25/17                                   3,413          3,477
   FNMA, Ser 2003-87, Cl TJ
        4.500%, 09/25/18                                   3,200          3,127
   FNMA, Ser 332, Cl 2, IO
        6.000%, 02/01/33                                   1,482            254
   FNMA, Ser 342, Cl 2, IO
        6.000%, 09/01/33                                   7,878          1,281
   GNMA CMO, Ser 2001-18, Cl WH (A)
       27.580%, 04/20/31                                   1,750          2,170
   GNMA CMO, Ser 2002-51, Cl SG (A)
       27.776%, 04/20/31                                   1,528          1,858
   GNMA, Ser 2003-58, Cl LG, IO
        5.500%, 05/17/29                                   4,036            932
   GNMA, Ser 2003-86, Cl LC, IO
        5.500%, 10/20/27                                  12,170          1,465
   SLMA
        3.050%, 04/01/09                                   5,460          5,494
   SLMA, Ser 2003-3, Cl A2 (A)
        1.130%, 06/15/10                                   5,834          5,834
   Small Business Administration,
     Ser 2003-P10A, Cl 1 (A)
        4.524%, 02/10/13                                   7,479          7,546
   TVA
        7.125%, 05/01/30                                   4,950          6,262
                                                                     ----------
Total U.S. Government Agency Obligations
   (Cost $616,319) ($ Thousands)                                        620,631
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         59

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (I) -- 7.8%
FINANCIALS -- 7.8%
   Amsterdam Funding (L)
        1.051%, 05/17/04                                $ 22,809     $   22,778
   Bear Sterns
        1.010%, 04/20/04                                  19,785         19,775
   Beethoven Funding (L)
        1.105%, 08/26/04                                   6,528          6,499
   Bradford &Bingley (L)
        1.186%, 09/10/04                                  14,255         14,180
        1.185%, 08/17/04                                   9,409          9,366
   CRE Funding (L)
        1.090%, 04/07/04                                   5,702          5,701
   Credit Suisse First Boston
        1.040%, 04/29/04                                  19,785         19,769
   Ford Motor Credit
        1.920%, 08/17/04                                   3,899          3,884
   General Electric Capital
        1.090%, 04/07/04                                  13,490         13,488
   Grampian Funding (L)
        1.150%, 04/14/04                                  14,255         14,249
   Household Finance
        1.000%, 04/13/04                                   8,135          8,132
   Mitten (L)
        1.041%, 04/22/04                                  14,255         14,246
   Moat Funding (L)
        1.150%, 04/06/04                                  21,383         21,380
   National Rural Utility
        1.030%, 04/07/04                                  10,880         10,878
   Park Granada (L)
        1.064%, 07/30/04                                  27,085         26,990
        1.063%, 07/15/04                                  14,255         14,211
   Rhineland Funding (L)
        1.102%, 05/25/04                                  11,404         11,385
        1.101%, 04/26/04                                  11,439         11,430
        1.093%, 06/23/04                                   9,774          9,750
        1.080%, 04/08/04                                   4,206          4,205
        1.080%, 04/16/04                                   7,363          7,360
   Tannehill Capital (L)
        1.172%, 05/19/04                                  14,255         14,233
   Tulip Funding (L)
        1.060%, 04/01/04                                  37,064         37,064
                                                                     ----------
Total Commercial Paper
   (Cost $320,968) ($ Thousands)                                        320,953
                                                                     ----------

--------------------------------------------------------------------------------
                                           Shares/Contracts/Face   Market Value
Description                                 Amount ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
   California State, Department of Water,
     Ser E, RB
        3.975%, 05/01/05                                 $ 1,750     $    1,789
   Los Angeles County, California
     Taxable Pension Obligation,
     Ser D, RB, MBIA (G)
        7.725%, 06/30/10                                   3,850          3,003
                                                                     ----------
Total Municipal Bonds
   (Cost $4,147) ($ Thousands)                                            4,792

                                                                     ----------
OPTIONS -- 0.0%
   June 2004 Ten Year Treasury Note
     Call, Expires 05/21/04,
     Strike Price $119                                       163             30
                                                                     ----------
Total Options
   (Cost $54) ($ Thousands)                                                  30
                                                                     ----------

CASH EQUIVALENTS -- 3.2%
   AIM Investco Treasurer's Money
     Market Reserve Fund (L)                           7,127,689          7,128
   Bear Stearns Master Notes (L)                      28,510,756         28,511
   Evergreen Select Money
     Market Fund                                         656,736            657
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A+                           95,236,441         95,236
                                                                     ----------
Total Cash Equivalents
   (Cost $131,532) ($ Thousands)                                        131,532
                                                                     ----------

REPURCHASE AGREEMENTS -- 10.9%
   Deutsche Bank (L)
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price  $69,055,941
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $70,435,238)                                  69,054         69,054
   Lehman Brothers (L)
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $89,811,527
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $91,605,462)                                  89,809         89,809

--------------------------------------------------------------------------------
60         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                           Contracts/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill  Lynch
     1.050% dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $291,008,488
    (collateralized by U.S. Government Agency
     obligations, total market
     value: $296,820,000)                               $291,000     $  291,000
                                                                     ----------
Total Repurchase Agreements
   (Cost $449,863) ($ Thousands)                                        449,863
                                                                     ----------
Total Investments -- 135.5%
   (Cost $5,464,839) ($ Thousands)                                   $5,573,236
                                                                     ==========

WRITTEN OPTIONS -- (0.1)%
   August 2004 Ten Year Treasury Note
     Put, Expires 08/30/04,
     Strike Price $107                                      (250)          (133)
   August 2004 Treasury Bond Future
     Put CBT, Expires 08/27/04,
     Strike Price $108                                       (46)           (77)
   FNMA 30 Year Call, Expires 05/06/04,
     Strike Price $99.578125                                 (96)           (91)
   June 2004 Ten Year Treasury Note
     Call, Expires 05/21/04,
      Strike Price $114                                     (482)        (1,062)
   June 2004 Ten Year Treasury Note
     Put, Expires 05/21/04,
     Strike Price $108                                      (256)           (20)
   June 2004 Ten Year Treasury Note
     Put, Expires 05/21/04,
     Strike Price $109                                      (189)           (24)
   June 2004 Ten Year Treasury Note
     Put, Expires 05/21/04,
     Strike Price $112                                      (120)           (47)
   June 2004 Ten Year Treasury Note
     Put, Expires 05/21/04,
     Strike Price $113                                       (99)           (56)
   June 2004 Treasury Bond Future
     Put CBT, Expires 05/21/04,
     Strike Price $105                                      (190)           (36)
   May 2004 Treasury Bond Future
     Call CBT, Expires 04/23/04,
     Strike Price $117                                      (248)           (62)
   September 2004 Ten Year Treasury Note
     Call, Expires 08/27/04,
     Strike Price $117                                      (250)          (293)
   September 2004 Treasury Bond Future
     Put CBT, Expires 08/27/04,
     Strike Price $107                                      (310)          (450)
                                                                     ----------
Total Written Options
   (Cost $(2,437)) ($ Thousands)                                     $   (2,351)
                                                                     ==========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $4,115,018,603.
+ See Note 3 in Notes to Financial Statements.
(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2004.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2004. The coupon on a step bond changes on a specified date.
(E) Treasury Inflation Index Notes
(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of March 31, 2004 was $245,136.
(G) Zero-coupon security. The rate reported is the effective yield at the date of purchase.
(H) Security in default on interest payments.
(I) The rate reported is the effective yield at time of purchase.
(J) Securities considered illiquid. The total value of such securities as of March 31, 2004 was $13,331,309.
(K) This security or a partial position of this security is on loan at March 31, 2004 (see Note 7). The total value of securities on loan at March 31, 2004 was $804,920,510.
(L) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2004 was $833,614,189.
CBT -- Chicago Board of Trade
Cl -- Class
CMO -- Collateralized  Mortgage Obligation
FFCA -- Franchise Finance Corporation of America
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
Ser -- Series
PLC -- Public Limited Company
PO -- Principal Only Security
RB -- Revenue Bond
SBA -- Small Business Administration
SLMA -- Student Loan Marketing Association
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TVA -- Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         61

STATEMENT OF NET ASSETS (Unaudited)

High Yield Bond Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 97.8%
CONSUMER DISCRETIONARY -- 32.3%
   AMC Entertainment (A)
        8.000%, 03/01/14                                 $ 2,375     $    2,357
   AMF Bowling Worldwide (A)
       10.000%, 03/01/10                                   2,075          2,148
   Advanced Accessory Systems
       10.750%, 06/15/11                                   1,875          1,950
   Alderwoods Group
       12.250%, 01/02/09                                   3,888          4,355
   American Achievement (A)
        8.250%, 04/01/12                                     525            539
   American Casino & Entertainment (A)
        7.850%, 02/01/12                                     250            250
   American Tower Escrow (E)
       10.310%, 08/01/08                                   1,475          1,036
   Ameristar Casinos
       10.750%, 02/15/09                                   2,100          2,428
   Amscan Holdings
        9.875%, 12/15/07                                     500            517
   Argosy Gaming (A)
        7.000%, 01/15/14                                      50             52
   Asbury Automotive
        9.000%, 06/15/12                                   5,600          5,992
        8.000%, 03/15/14 (A)                               1,300          1,300
   Associated Materials (A) (B)
       11.250%, 03/01/14                                   4,780          2,904
   Avalon Cable (B)
       10.528%, 12/01/08                                     630            665
   Bally Total Fitness
       10.500%, 07/15/11                                   2,235          2,101
   Beazer Homes
        8.625%, 05/15/11                                   3,000          3,352
   Boyd Gaming (A)
        6.750%, 04/15/14                                   2,850          2,850
   Broder Brothers (A)
       11.250%, 10/15/10                                   2,000          2,000
   Buhrmann US
       12.250%, 11/01/09                                   3,500          3,850
   CCO Holdings LLC (A)
        8.750%, 11/15/13                                   1,670          1,703
   CSC Holdings
        7.250%, 07/15/08                                   4,815          5,080
        6.750%, 04/15/12 (A)                                 825            825
   CSC Holdings, Ser B
        7.625%, 04/01/11                                   2,250          2,374
   Cablevision Systems (A)
        8.000%, 04/15/12                                     625            625
        5.660%, 04/01/09 (D)                               1,550          1,550
   Central Garden & Pet
        9.125%, 02/01/13                                   4,915          5,493

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Charter Communications Holdings
       13.478%, 01/15/11 (B)                             $ 1,750     $    1,251
       10.750%, 10/01/09                                   6,845          5,989
       10.250%, 09/15/10 (A)                               5,500          5,665
       10.000%, 04/01/09                                     900            769
        9.625%, 11/15/09                                   1,075            908
   Chumash Casino & Resort (A)
        9.000%, 07/15/10                                   1,495          1,652
   Cinemark (A) (B)
        9.750%, 03/15/14                                   2,625          1,627
   Collins & Aikman Floorcovering, Ser B
        9.750%, 02/15/10                                   1,350          1,444
   Collins & Aikman Products
       11.500%, 04/15/06                                   4,375          4,298
       10.750%, 12/31/11                                   2,000          2,055
   DR Horton
        9.750%, 09/15/10                                   2,500          3,062
        9.375%, 03/15/11                                   1,000          1,140
   Dana
        7.000%, 03/01/29                                   2,000          1,995
   Dayton Superior (A)
       10.750%, 09/15/08                                   3,000          3,090
   Delco Remy International
       11.000%, 05/01/09                                   2,500          2,675
   Denny's
       11.250%, 01/15/08                                   1,700          1,538
   Dex Media (A)
        9.875%, 08/15/13                                   2,135          2,370
        8.619%, 11/15/13 (B)(G)                            3,450          2,208
        8.439%, 11/15/13 (B)                               2,600          1,664
        8.000%, 11/15/13                                   4,100          4,069
   Dex Media East
       12.125%, 11/15/12                                   3,350          3,911
   Dura Operating, Ser B
        8.625%, 04/15/12                                     275            293
   Equinox Holdings (A)
        9.000%, 12/15/09                                   1,175          1,237
   Erico International (A)
        8.875%, 03/01/12                                     350            367
   Fedders North America (A)
        9.875%, 03/01/14                                   2,000          1,942
   Granite Broadcasting (A)
        9.750%, 12/01/10                                   4,750          4,584
   Group 1 Automotive
        8.250%, 08/15/13                                   1,000          1,100
   Hollywood Casino Shreveport (C) (G)
       13.000%, 08/01/06                                   2,725          1,935
   Hollywood Entertainment
        9.625%, 03/15/11                                   2,910          3,376
   Home Interior & Gifts
       10.125%, 06/01/08                                   1,750          1,772


--------------------------------------------------------------------------------
62         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Houghton Mifflin
       11.500%, 10/15/13 (A) (B) (G)                     $   675     $      364
        9.875%, 02/01/13                                   2,500          2,581
   IMAX (A)
        9.625%, 12/01/10                                   3,750          3,900
   Inn of The Mountain Gods (A)
       12.000%, 11/15/10                                   1,200          1,299
   Interline Brands
       11.500%, 05/15/11                                   1,950          2,106
   Intrawest
       10.500%, 02/01/10                                   4,750          5,207
   Isle of Capri Casinos (A)
        7.000%, 03/01/14                                   3,135          3,151
   Jacobs Entertainment
       11.875%, 02/01/09                                   2,225          2,414
   Jacuzzi Brands
        9.625%, 07/01/10                                   1,850          2,044
   Jo-Ann Stores (A)
        7.500%, 03/01/12                                     425            432
   Jostens Holding (B)
       10.250%, 12/01/13                                   1,600          1,048
   Juno Lighting
       11.875%, 07/01/09                                     925            992
   K. Hovnanian Enterprises
        7.750%, 05/15/13 (G)                                  25             27
        6.375%, 12/15/14 (A)                               1,255          1,264
   Keystone Automotive Operator (A)
        9.750%, 11/01/13                                     300            328
   LBI Media (B)
       11.000%, 10/15/13                                   1,300            912
   Mail Well (A)
        7.875%, 12/01/13                                   6,300          5,954
   Mediacom Broadband LLC
       11.000%, 07/15/13                                   1,000          1,070
   Mediacom LLC
        9.500%, 01/15/13                                   3,640          3,604
   MediaNews Group (A)
        6.875%, 10/01/13                                     750            771
        6.375%, 04/01/14                                   1,100          1,100
   Metaldyne
       11.000%, 06/15/12                                   1,000            895
   Mohegan Tribal Gaming
        8.000%, 04/01/12                                   4,500          4,973
   Muzak LLC
       10.000%, 02/15/09                                   2,500          2,591
        9.875%, 03/15/09                                   4,935          4,756
   Nationsrent (A)
        9.500%, 10/15/10                                   9,335         10,093
   Nebraska Book (A)
        8.625%, 03/15/12                                     925            953
   Nexstar Finance (A)
        7.000%, 01/15/14                                     325            322
   Nexstar Holdings LLC (B)
       11.269%, 04/01/13                                   2,575          1,893

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nextmedia Operating (G)
       10.750%, 07/01/11                                 $ 4,500     $    5,040
   Nortek Holdings (A) (B)
       10.000%, 05/15/11                                   5,345          4,062
   North American Energy Partner (A)
        8.750%, 12/01/11                                   1,425          1,425
   O'Charleys (A)
        9.000%, 11/01/13                                   1,225          1,280
   ONO Finance PLC
       14.000%, 02/15/11                                   4,000          4,370
       13.000%, 05/01/09                                   1,910          2,025
   PLY Gem Industries (A)
        9.000%, 02/15/12                                   1,200          1,206
   Pantry (A)
        7.750%, 02/15/14                                     675            677
   Paxson Communications (B)
       11.835%, 01/15/09                                   4,725          4,016
   Penn National Gaming
        8.875%, 03/15/10                                   1,045          1,139
   Perry Ellis International, Ser B
        8.875%, 09/15/13                                   1,500          1,560
   Petro Stopping (A)
        9.000%, 02/15/12                                     850            876
   Phillips Van-Heusen
        8.125%, 05/01/13                                     325            350
        7.250%, 02/15/11 (A)                                 150            155
   Pinnacle Entertainment
        8.750%, 10/01/13 (G)                               7,225          7,351
        8.250%, 03/15/12 (A)                               4,000          3,900
   Pinnacle Entertainment, Ser B
        9.250%, 02/15/07                                     400            410
   Premier (A)
       10.750%, 02/01/12                                   3,430          3,704
   Prime Hospitality, Ser B
        8.375%, 05/01/12                                   1,150          1,213
   Primedia (G)
        8.875%, 05/15/11                                   1,400          1,435
   Quebecor Media (G)
       11.125%, 07/15/11                                   3,575          4,102
   RH Donnelley
       10.875%, 12/15/12 (A)                               3,025          3,607
       10.875%, 12/15/12 (G)                               3,400          4,055
   Rexnord
       10.125%, 12/15/12                                     300            329
   Rite Aid (A)
        6.875%, 12/15/28                                   1,500          1,245
   River Rock Entertainment (A)
        9.750%, 11/01/11                                   2,025          2,187
   Rogers Cable
        7.875%, 05/01/12                                   1,225          1,390
   Scotts (A)
        6.625%, 11/15/13                                   1,250          1,325
   Service (A)
        6.750%, 04/01/16                                     775            779


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         63

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Simmons (A)
        7.875%, 01/15/14                                 $   750     $      752
   Sinclair Broadcast Group (A) (B)
        3.647%, 07/15/18                                     850            865
   Sonic Automotive, Ser B
        8.625%, 08/15/13                                     500            543
   Spanish Broadcasting
        9.625%, 11/01/09                                   4,785          5,066
   Star Gas Partner (A)
       10.250%, 02/15/13                                     125            139
   Station Casinos (A)
        6.875%, 03/01/16                                   3,325          3,416
   Suburban Propane (A)
        6.875%, 12/15/13                                   1,325          1,378
   Sun Media
        7.625%, 02/15/13                                   1,550          1,686
   Tech Olympic USA (A)
        7.500%, 03/15/11                                   1,600          1,598
   Telenet Group Holdings (A) (B)
       10.597%, 06/15/14                                   4,780          2,916
   Tenneco Automotive (A)
       10.250%, 07/15/13                                   1,750          2,013
   Tenneco Automotive, Ser B (G)
       11.625%, 10/15/09                                   1,025          1,110
   Town Sports International
       11.000%, 02/01/14 (A)(B)                            7,700          4,312
        9.625%, 04/15/11                                   1,350          1,428
   Travelcenters of America
       12.750%, 05/01/09                                   1,750          2,056
   Trump Holdings & Funding
       12.625%, 03/15/10                                   3,225          3,225
   Turning Stone Casino Entertainment (A)
        9.125%, 12/15/10                                   6,500          7,036
   United Auto Group
        9.625%, 03/15/12                                   5,500          6,133
   United Components
        9.375%, 06/15/13                                   2,700          2,916
   United Rentals (A)
        7.750%, 11/15/13                                   4,275          4,168
        7.000%, 02/15/14 (G)                               1,575          1,481
        6.500%, 02/15/12                                   1,915          1,905
   Vail Resorts (A)
        6.750%, 02/15/14                                     950            952
   Videotron
        6.875%, 01/15/14                                   1,725          1,803
   Visteon
        7.000%, 03/10/14                                   2,000          1,987
   Von Hoffman
       10.250%, 03/15/09                                   1,000          1,044
   William Carter, Ser B
       10.875%, 08/15/11                                   2,601          3,024
   Wynn Las Vegas LLC
       12.000%, 11/01/10                                   5,750          6,929

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Yell Finance
       12.216%, 08/01/11 (B)                             $ 2,340     $    2,200
       10.750%, 08/01/11                                   1,300          1,521
   Young Broadcasting (A)
        8.750%, 01/15/14                                     925            953
        8.500%, 12/15/08                                     950          1,026
                                                                     ----------
                                                                        338,120
                                                                     ----------
CONSUMER STAPLES -- 2.9%
   American Seafood
       10.125%, 04/15/10                                   1,100          1,320
   Burns Philp Capital (A)
       10.750%, 02/15/11                                   1,300          1,404
        9.750%, 07/15/12                                   3,050          3,218
        9.500%, 11/15/10                                     225            241
   Commonwealth Brands (A)
       10.625%, 09/01/08                                   1,650          1,815
   Del Monte
        8.625%, 12/15/12                                     755            849
   Elizabeth Arden (A)
        7.750%, 01/15/14                                     375            393
   Fleming (C) (G)
       10.125%, 04/01/08                                   2,175            283
        9.250%, 06/15/10                                     400             52
   General Nutrition Center (A)
        8.500%, 12/01/10                                   1,325          1,391
   Gold Kist (A)
       10.250%, 03/15/14                                     575            581
   Jafra Cosmetics
       10.750%, 05/15/11                                   1,000          1,135
   Johnson Diversey Holdings (B)
        9.485%, 05/15/13                                     150            113
   Johnson Diversey Holdings, Ser B
        9.625%, 05/15/12                                     675            736
   Le-Natures (A)
        9.500%, 06/15/13                                   2,500          2,650
   Merisant (A) (G)
        9.500%, 07/15/13                                     750            739
   Nash Finch, Ser B
        8.500%, 05/01/08                                   1,410          1,389
   National Beef Packing (A)
       10.500%, 08/01/11                                   4,075          4,197
   North Atlantic Trading (A)
        9.250%, 03/01/12                                     475            475
   PPC Escrow (A)
        9.250%, 11/15/13                                     150            157
   Petco Animal Supplies
       10.750%, 11/01/11                                     830            969
   Playtex Products
        9.375%, 06/01/11                                   2,000          1,920


--------------------------------------------------------------------------------
64         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rite Aid
        7.700%, 02/15/27                                 $   300     $      274
        6.875%, 08/15/13                                     400            370
   Seminis Vegetable Seeds (A)
       10.250%, 10/01/13                                   2,875          3,180
                                                                     ----------
                                                                         29,851
                                                                     ----------
ENERGY -- 5.7%
   Baytex Energy
        9.625%, 07/15/10                                   2,000          2,105
   Belden & Blake, Ser B
        9.875%, 06/15/07                                   2,000          1,965
   Chesepeake Energy
        7.750%, 01/15/15                                   1,000          1,107
        6.875%, 01/15/16 (G)                                 845            887
   Comstock Resources
        6.875%, 03/01/12                                     375            382
   Dynegy Holdings
        8.750%, 02/15/12 (G)                               4,200          3,969
        7.625%, 10/15/26                                     775            628
        7.620%, 07/15/08 (A) (D)                           3,000          3,142
        7.125%, 05/15/18                                     150            121
        6.875%, 04/01/11 (G)                               2,675          2,327
   El Paso
        9.625%, 05/15/12                                   1,000            940
        7.750%, 06/15/10                                   7,000          6,055
        7.625%, 09/01/08 (G)                               1,625          1,438
        6.950%, 06/01/28                                   1,650          1,225
   El Paso MTN
        8.050%, 10/15/30                                     175            144
        7.800%, 08/01/31                                   1,100            883
        7.750%, 01/15/32 (G)                                 875            702
   El Paso Production Holdings
        7.750%, 06/01/13                                     650            603
   Encore Acquisition (A)
        6.250%, 04/15/14                                   1,150          1,165
   Energy Partners
        8.750%, 08/01/10                                   4,955          5,302
   Forest Oil
        7.750%, 05/01/14                                     830            890
   Giant Industries
       11.000%, 05/15/12                                   2,500          2,806
        9.000%, 09/01/07                                     325            335
   Hanover Compress
        8.625%, 12/15/10                                   1,500          1,613
   KCS Energy (A)
        7.125%, 04/01/12                                     150            151
   Mission Resources, Ser C
       10.875%, 04/01/07                                     900            900
   Newfield Exploration
        8.375%, 08/15/12                                   1,500          1,710
        7.625%, 03/01/11                                   1,500          1,710

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Parker Drilling
        9.625%, 10/01/13                                 $   900     $      988
   Petroleum Geo-Services
       10.000%, 11/05/10                                   1,609          1,758
        8.000%, 11/05/06                                     500            511
   Plains All American Pipeline
        7.750%, 10/15/12                                     500            594
   Premcor Refining Group
        7.750%, 02/01/12                                   2,590          2,836
        7.500%, 06/15/15                                     125            138
   Pride International
        9.375%, 05/01/07                                   2,062          2,098
   SESI LLC (G)
        8.875%, 05/15/11                                   2,000          2,180
   Vintage Petroleum
        8.250%, 05/01/12                                   2,500          2,813
                                                                     ----------
                                                                         59,121
                                                                     ----------
FINANCIALS -- 9.0%
   Alamoso Delaware (A) (G)
        8.500%, 01/31/12                                   5,600          5,320
   Atlantic Broadband Financing (A)
        9.375%, 01/15/14                                     550            540
        4.370%, 07/29/11 (D)+                              1,000          1,009
   Belford Funding (D) (H)
        1.090%, 02/02/05                                   3,015          3,015
   Blue Heron Funding (D) (H)
        1.120%, 02/23/05                                   3,015          3,015
        1.120%, 03/18/05                                   1,357          1,357
   CB Richard Ellis Services
       11.250%, 06/15/11                                   7,060          7,978
        9.750%, 05/15/10                                     725            814
   CCFC (D)+
        7.500%, 08/26/09                                   2,000          2,120
   CCN Bluegrass (D) (H)
        1.160%, 02/18/05                                   2,261          2,261
   CIT Group (D) (H)
        1.900%, 04/08/04                                   1,779          1,779
        1.763%, 05/03/04                                     301            301
        1.200%, 12/01/04                                   1,809          1,809
   Choctaw Resort Development
        9.250%, 04/01/09                                     590            637
   Citigroup (D) (H)
        1.460%, 05/04/04                                     705            706
   Commodore (D) (H)
        1.270%, 12/12/38                                     904            904
   Conseco, Ser A3 (D)+
        7.250%, 09/10/09                                   1,538          1,538
   Conseco, Ser B3 (D)+
        9.500%, 09/10/10                                     462            462


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         65

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans (D) (H)
        1.270%, 05/14/04                                 $   754     $      754
        1.235%, 09/24/04                                   1,055          1,055
        1.200%, 02/23/05                                     874            874
        1.190%, 01/18/05                                   1,507          1,507
   DJ Trac-x (A)
        7.375%, 03/25/09                                   3,000          3,034
   Duke Funding (D) (H)
        1.180%, 04/08/05                                   1,507          1,507
   Fairfax Financial Holdings
        8.250%, 10/01/15                                     930            958
   Finova Group
        7.500%, 11/15/09                                   3,810          2,353
   Fremont General, Ser B
        7.875%, 03/17/09                                   1,500          1,511
   Global Cash (A)
        8.750%, 03/15/12                                   2,330          2,423
   Goldman Sachs Group (D) (H)
        1.340%, 05/04/04                                   1,507          1,507
   HBOS Treasury Services (D) (H)
        1.120%, 07/19/04                                     392            392
   Harwood (D) (H)
        1.150%, 06/21/04                                     754            754
   Household Finance (D) (H)
        1.870%, 04/23/04                                     151            151
   Huntsman, Ser A (D)+
        5.938%, 03/31/07                                   1,653          1,599
   Huntsman, Ser B (D)+
        9.375%, 03/31/07                                   1,251          1,211
   LNR Property (A)
        7.250%, 10/15/13                                   1,725          1,820
   Levi Strauss, Ser B (D)+
       10.000%, 09/29/09                                     998          1,035
   Liberty Light US Capital (D) (H)
        1.070%, 02/09/05                                   1,507          1,507
        1.060%, 05/17/04                                     904            904
        1.060%, 01/14/05                                   1,507          1,507
   Meristar Hospitality (G)
       10.500%, 06/15/09                                     750            806
   Merrill Lynch (D) (H)
        1.050%, 04/13/04                                   1,507          1,507
   Morgan Stanley (D) (H)
        1.100%, 04/04/05                                     603            603
        1.080%, 07/06/04                                   1,507          1,507
        1.080%, 07/23/04                                   1,507          1,507
   New ASAT (A)
        9.250%, 02/01/11                                   2,925          3,137
   Nexstar Finance LLC
       12.000%, 04/01/08                                   1,900          2,138
   Omega Healthcare (A)
        7.000%, 04/01/14                                     175            179
   Orchid Structured Finance (D) (H)
        1.220%, 11/18/04                                   2,095          2,095

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Paragon Mortgages (D) (H)
        1.110%, 09/15/04                                 $ 1,307     $    1,307
   Poster Financial Group (A)
        8.750%, 12/01/11                                     925            971
   Reliant Resources, Ser A (D)+
        5.290%, 03/15/07                                     964            945
   Senior Housing
        7.875%, 04/15/15                                   2,025          2,187
   Sigma Finance (D) (H)
        1.066%, 11/01/04                                     904            904
   Sovereign Bancorp
       10.500%, 11/15/06                                   1,500          1,785
   TIG Holdings (A)
        8.597%, 01/15/27                                   2,000          1,740
   Tango (D) (H)
        1.380%, 08/13/04                                   1,507          1,507
   Universal City Development
       11.750%, 04/01/10                                   1,900          2,211
   Wellman (D)+
        8.750%, 02/03/10                                   3,000          2,910
        5.130%, 02/03/09                                     500            505
                                                                     ----------
                                                                         94,379
                                                                     ----------
HEALTH CARE -- 5.1%
   Aaipharma (G)
       11.000%, 04/01/10                                   1,450          1,160
   Biovail
        7.875%, 04/01/10                                   6,700          6,532
   Concentra Operating (G)
       13.000%, 08/15/09                                   2,175          2,392
        9.500%, 08/15/10                                     575            638
   Extendicare Health Services
        9.350%, 12/15/07                                   4,050          4,182
   Hanger Orthopedic Group
       10.375%, 02/15/09                                   1,400          1,575
   Icon Health & Fitness
       11.250%, 04/01/12                                     750            862
   Insight Health Services, Ser B
        9.875%, 11/01/11                                   4,000          4,010
   Inverness Medical Innovations (A)
        8.750%, 02/15/12                                   1,575          1,599
   Kinetic Concepts (A)
        7.375%, 05/15/13                                     568            611
   Medquest, Ser B
       11.875%, 08/15/12                                   2,150          2,451
   National Nephrology (A)
        9.000%, 11/01/11                                     900          1,044
   NDCHealth
       10.500%, 12/01/12                                   1,925          2,214
   Neighborcare (A)
        6.875%, 11/15/13                                     350            365
   Norcross Safety Products, Ser B
        9.875%, 08/15/11                                   1,650          1,794


--------------------------------------------------------------------------------
66         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sybron Dental Specialties
        8.125%, 06/15/12                                 $   850     $      944
   Team Health (A)
        9.000%, 04/01/12                                     650            632
   Tenet Healthcare (G)
        7.375%, 02/01/13                                   8,885          8,019
   US Oncology
        9.625%, 02/01/12                                   7,620          9,030
   Vanguard Health Systems
        9.750%, 08/01/11                                     275            296
   Vicar Operating
        9.875%, 12/01/09                                   2,410          2,699
                                                                     ----------
                                                                         53,049
                                                                     ----------
INDUSTRIALS -- 12.3%
   Aavid Thermal Technology
       12.750%, 02/01/07                                   1,600          1,680
   Advanced Accessory Holdings (A) (B)
       13.250%, 12/15/11                                   2,550          1,351
   Advanstar Communications (G)
       10.750%, 08/15/10                                   1,425          1,566
   Air 2 US (A)
        8.027%, 10/01/19                                   2,388          2,168
   Allied Holdings, Ser B
        8.625%, 10/01/07                                   3,800          3,691
   Allied Waste North America (A)
        6.125%, 02/15/14                                   4,300          4,155
   Amsted Industries (A)
       10.250%, 10/15/11                                   1,825          2,062
   BE Aerospace
        9.500%, 11/01/08                                   2,750          2,640
   BE Aerospace, Ser B (G)
        8.875%, 05/01/11                                     775            709
   Blount
       13.000%, 08/01/09                                   4,850          5,244
   Brand Services
       12.000%, 10/15/12                                     500            582
   Brickman Group, Ser B
       11.750%, 12/15/09                                     625            725
   Caterpillar (D) (H)
        1.300%, 04/08/04                                     904            904
        1.270%, 05/28/04                                     754            754
        1.240%, 07/09/04                                   1,507          1,507
   Chukchansi Economic Development
     Authority (A)
       14.500%, 06/15/09                                   2,400          2,814
   Coinmach
        9.000%, 02/01/10                                   2,325          2,476
   Continental Airlines
        8.000%, 12/15/05                                   2,620          2,437

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Continental Airlines, Ser 973A
        7.160%, 09/24/14                                 $ 1,107     $    1,090
   Contintental Airlines, Ser 991A
        6.545%, 02/02/19                                   2,043          2,012
   Couche-Tard (A)
        7.500%, 12/15/13                                   1,150          1,230
   Delta Airlines, Ser 2000-1, Cl A2
        7.570%, 11/18/10                                   3,415          3,401
   EB Aerospace
        8.500%, 10/01/10                                     500            535
   Esterline Technologies
        7.750%, 06/15/13                                     500            532
   Evergreen International Aviation (A) (G)
       12.000%, 05/15/10                                     500            318
   Gencorp
        9.500%, 08/15/13                                   3,750          4,097
   General Binding
        9.375%, 06/01/08                                   1,000          1,015
   Great Lakes Dredge & Dock (A)
        7.750%, 12/15/13                                   1,300          1,313
   Gulfmark Offshore
        8.750%, 06/01/08                                     650            668
   Holmes Group, Ser B
        9.875%, 11/15/07                                   2,700          2,811
   Huntsman Advance Materials (A)
       11.000%, 07/15/10                                   1,000          1,130
   Interface (A)
        9.500%, 02/01/14                                     625            619
   Invensys PLC (A)
        9.875%, 03/15/11                                   4,325          4,433
   Iron Mountain
        6.625%, 01/01/16                                      75             73
   JB Poindexter (A)
        8.750%, 03/15/14                                     275            283
   K. Hovnanian
        9.125%, 05/01/09                                     175            184
   Kansas City Southern
        9.500%, 10/01/08                                   2,000          2,220
   Kraton Polymers LLC (A)
        8.125%, 01/15/14                                     875            932
   Laidlaw International (A)
       10.750%, 06/15/11                                   3,825          4,284
   Monitronics International (A)
       11.750%, 09/01/10                                   2,000          2,120
   National Waterworks, Ser B
       10.500%, 12/01/12                                   1,050          1,186
   Offshore Logistic
        6.125%, 06/15/13                                     600            597
   Omi
        7.625%, 12/01/13                                   1,475          1,530
   Orbital Sciences, Ser B
        9.000%, 07/15/11                                   1,000          1,097


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         67

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Park-Ohio Industries
        9.250%, 12/01/07                                 $ 3,300     $    3,283
   Quality Distributors (A)
        9.000%, 11/15/10                                   2,400          2,412
   SCG Holding & Semiconductor (G)
       12.000%, 08/01/09                                   1,275          1,377
   Samsonite
       10.750%, 06/15/08                                   4,725          4,926
   Seabulk International
        9.500%, 08/15/13                                   1,500          1,568
   Service
        7.700%, 04/15/09                                   2,000          2,145
   Ship Finance International (A)
        8.500%, 12/15/13                                   4,400          4,312
   Southern Star
        8.500%, 08/01/10                                   1,000          1,105
   Standard Pacific
        7.750%, 03/15/13                                     550            608
        6.250%, 04/01/14                                   1,100          1,095
   TD Funding (G)
        8.375%, 07/15/11                                   1,100          1,166
   TFM (B)
       11.252%, 06/15/09                                   4,550          4,573
   Tech Olympic USA
       10.375%, 07/01/12                                   6,750          7,611
   Tembec Industries (G)
        8.500%, 02/01/11                                   1,475          1,475
   Tempur-Pedic (A)
       10.250%, 08/15/10                                   1,170          1,346
   Terex
        9.250%, 07/15/11                                   1,000          1,120
        7.375%, 01/15/14 (A)                               3,425          3,673
   Thermadyne Holdings (A)
        9.250%, 02/01/14                                     650            663
   Trinity Industries (A)
        6.500%, 03/15/14                                   1,875          1,875
   Westinghouse Air Brake
        6.875%, 07/31/13                                   1,000          1,065
   Xerox
        8.000%, 02/01/27 (G)                               1,725          1,695
        7.625%, 06/15/13                                   2,520          2,684
                                                                     ----------
                                                                        128,952
                                                                     ----------
INFORMATION TECHNOLOGY -- 1.0%
   Activant Solutions
       10.500%, 06/15/11                                     725            758
   Amkor Technologies
        7.750%, 05/15/13 (G)                               2,360          2,407
        7.125%, 03/15/11 (A)                                 325            325
   Communications & Power (A)
        8.000%, 02/01/12                                     200            203

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Corning
        6.200%, 03/15/16                                 $   400     $      397
        5.900%, 03/15/14                                     275            272
   FTD (A)
        7.750%, 02/15/14                                     225            225
   On Semiconductor
       12.000%, 03/15/10                                     812          1,003
       15.800%, 08/04/11 (A)(E)                            1,675          2,412
   Rhythms Netconnections (F)
       12.750%, 04/15/09                                   1,128             --
   Viasystems (A)
       10.500%, 01/15/11                                   1,715          1,917
                                                                     ----------
                                                                          9,919
                                                                     ----------
MATERIALS -- 11.9%
   AK Steel
        9.000%, 09/15/07                                     900            868
        7.750%, 06/15/12 (G)                               4,850          4,329
   Abitibi - Consolidated
        6.000%, 06/20/13                                   2,435          2,281
   Ainsworth Lumber (A)
        6.750%, 03/15/14                                   1,400          1,407
   Berry Plastics (A)
       10.750%, 07/15/12                                   1,050          1,189
   Blue Ridge Paper Product (A)
        9.500%, 12/15/08                                     125            124
   Boise Cascade
        7.000%, 11/01/13                                   2,240          2,403
   Buckeye Technologies
        8.500%, 10/01/13                                   1,000          1,075
   Bway
       10.000%, 10/15/10                                   4,675          5,002
   California Steel (A)
        6.125%, 03/15/14                                     325            327
   Constar International (G)
       11.000%, 12/01/12                                   1,925          1,646
   Crown Cork Seal
        8.000%, 04/15/23                                   2,675          2,581
   Crown Euro Holdings
       10.875%, 03/01/13                                   1,250          1,456
   Equistar Chemical
       10.625%, 05/01/11                                   4,645          5,005
       10.625%, 05/01/11 (G)                                 850            916
       10.125%, 09/01/08 (G)                               1,175          1,263
   Fastentech (A)
       11.500%, 05/01/11                                   1,450          1,624
   Foamex
       13.500%, 08/15/05                                     300            264
       10.750%, 04/01/09                                     500            455
        9.875%, 06/15/07 (G)                               3,150          2,095
   Freeport-McMoRan Copper & Gold (A)
        6.875%, 02/01/14                                   6,425          6,264


--------------------------------------------------------------------------------
68         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Georgia Gulf (A)
        7.125%, 12/15/13                                 $   600     $      637
   Georgia-Pacific
        9.375%, 02/01/13                                   3,710          4,369
        8.000%, 01/15/24 (A)                                 675            712
   Goodyear Tire & Rubber (G)
        7.857%, 08/15/11                                   1,375          1,134
   Graphic Packaging International
        9.500%, 08/15/13                                   1,500          1,695
   HMP Equity Holdings (A) (E)
       15.430%, 05/15/08                                     800            424
   Hexcel
        9.750%, 01/15/09                                     500            520
   Huntsman ICI Chemicals (G)
       10.125%, 07/01/09                                   3,375          3,434
   Huntsman International LLC (E) (G)
       15.470%, 12/31/09                                     300            138
   IMCO Recycling
       10.375%, 10/15/10                                     350            375
   Ispat Inland (A)
        9.750%, 04/01/14                                   3,250          3,380
        7.860%, 04/01/10 (D)                               1,575          1,599
   Jarden
        9.750%, 05/01/12                                   2,350          2,609
   Lyondell Chemical
       11.125%, 07/15/12                                     200            215
       10.875%, 05/01/09                                     875            873
       10.500%, 06/01/13                                   3,725          3,930
   Lyondell Chemical, Ser A
        9.625%, 05/01/07                                   4,825          4,994
   Massey Energy
        6.625%, 11/15/10                                   2,000          2,035
   Methanex
        8.750%, 08/15/12                                   2,125          2,433
   Millar Western Forest (A)
        7.750%, 11/15/13                                     250            266
   Nalco (A)
        8.875%, 11/15/13                                   2,000          2,085
   Newark Group (A)
        9.750%, 03/15/14                                   2,250          2,216
   Nova Chemicals (A)
        6.500%, 01/15/12                                   2,585          2,688
   Oregon Steel Mills (G)
       10.000%, 07/15/09                                   3,350          3,358
   Owens-Brockway Glass
        8.750%, 11/15/12                                   3,000          3,263
   Owens-Illinois
        8.100%, 05/15/07                                   1,550          1,581
        7.800%, 05/15/18                                     200            185
        7.350%, 05/15/08                                     875            862
   Peabody Energy
        5.875%, 04/15/16                                   1,860          1,874

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Playtex Products (A)
        8.000%, 03/01/11                                 $ 1,455     $    1,513
   Pliant
       13.000%, 06/01/10                                     350            303
       13.000%, 06/01/10 (G)                               2,250          1,946
       11.125%, 06/15/09 (A)(B)                            2,325          1,860
       11.125%, 09/01/09                                     650            679
   Resolution Performance
       13.500%, 11/15/10 (G)                                 950            793
        9.500%, 04/15/10                                   1,600          1,632
        8.000%, 12/15/09                                     325            332
   Rhodia (A)
        8.875%, 06/01/11                                   2,125          1,774
   Riverside Forest (A)
        7.875%, 03/01/14                                     500            518
   Rockwood Specialties Group
       10.625%, 05/15/11                                   2,000          2,210
   Seminis Vegetable Seeds (A)
       10.250%, 10/01/13                                     250            277
   Solo Cup (A)
        8.500%, 02/15/14                                     550            570
   Tekni-Plex (A)
        8.750%, 11/15/13                                   3,475          3,458
   Tekni-Plex, Ser B
       12.750%, 06/15/10                                   2,750          2,881
   Tembec Industries
        7.750%, 03/15/12                                   1,475          1,423
   US Can
       10.875%, 07/15/10                                   1,000          1,055
   United Industries, Ser D
        9.875%, 04/01/09                                     775            813
   United States Steel
       10.750%, 08/01/08                                   1,000          1,165
   US Concrete (A)
        8.375%, 04/01/14                                     900            918
   Westlake Chemical (G)
        8.750%, 07/15/11                                     830            917
   Wolverine Tube
       10.500%, 04/01/09                                     125            134
        7.375%, 08/01/08 (A)                               1,245          1,208
                                                                     ----------
                                                                        124,837
                                                                     ----------
TELECOMMUNICATION SERVICES -- 10.4%
   American Cellular, Ser B (G)
       10.000%, 08/01/11                                   1,170          1,123
   American Tower
        9.375%, 02/01/09                                   3,100          3,270
   American Tower (A)
        7.500%, 05/01/12                                   1,425          1,361
        7.250%, 12/01/11                                     500            511
   Block Communications
        9.250%, 04/15/09                                   2,000          2,130


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         69

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2004
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Call-Net Enterprises
       10.625%, 12/31/08                                 $ 1,825     $    1,843
   Calpoint Receivables (A)
        7.440%, 12/10/06                                   5,331          5,344
   Centennial Cellular (G)
       10.750%, 12/15/08                                   1,287          1,329
   Centennial Communications
       10.125%, 06/15/13                                   4,125          4,249
        8.125%, 02/01/14 (A)(G)                            6,025          5,558
   Cincinnati Bell
        8.375%, 01/15/14                                   4,065          3,984
        7.250%, 07/15/13                                     450            454
   Crown Castle International
        7.500%, 12/01/13                                   2,300          2,260
   Crown Castle International, Ser B
        7.500%, 12/01/13                                     775            761
   Dobson Communications
       10.875%, 07/01/10                                   2,320          2,053
        8.875%, 10/01/13                                   2,050          1,609
   Fairpoint Communications
       12.500%, 05/01/10                                   1,000          1,120
       11.875%, 03/01/10                                   1,925          2,310
   GCI (A)
        7.250%, 02/15/14                                   1,225          1,200
   Level 3 Communications
       12.791%, 12/01/08 (B)                                 800            656
       11.000%, 03/15/08 (G)                                 950            807
        9.125%, 05/01/08 (G)                                 775            628
   Level 3 Financing (A) (G)
       10.750%, 10/15/11                                   3,250          3,169
   Lucent Technologies (G)
        6.450%, 03/15/29                                   1,450          1,225
   Metro PCS
       10.750%, 10/01/11                                     500            530
   Millicom International Cellular (A)
       10.000%, 12/01/13                                   5,000          5,200
   Nextel Communications
        9.500%, 02/01/11                                   2,745          3,129
        5.950%, 03/15/14                                   2,125          2,109
   Panamsat
        8.500%, 02/01/12                                   1,280          1,338
   Primus Telecommunications (A) (G)
        8.000%, 01/15/14                                   3,575          3,414
   Qwest Capital Funding
        7.750%, 02/15/31                                   2,200          1,804
        7.250%, 02/15/11 (G)                               3,400          2,924
   Qwest Communications
     International (A)
        7.500%, 02/15/14 (G)                               3,200          3,016
        7.250%, 02/15/11                                   1,650          1,572
        4.630%, 02/15/09 (D)                                 950            888
   Qwest Services (A)
       13.500%, 12/15/10                                   1,850          2,151

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rogers Wireless (A)
        6.375%, 03/01/14                                 $ 2,160     $    2,195
   Rural Cellular
        9.750%, 01/15/10                                   4,550          4,072
        8.250%, 03/15/12 (A)                               1,175          1,201
        5.610%, 03/15/10 (A)(D)                            1,650          1,683
   Rural Cellular, Ser B
        9.625%, 05/15/08                                     760            693
   Spectrasite
        8.250%, 05/15/10                                     650            696
   Telewest Communications PLC (C)
       11.000%, 10/01/07 (G)                               2,100          1,334
        9.875%, 02/01/10 (G)                               1,100            666
        9.625%, 10/01/06                                   1,000            620
   Time Warner Telecommunications Holdings (A)
        9.250%, 02/15/14                                   1,750          1,768
        5.120%, 02/15/11 (D)                                 575            564
   Time Warner Telecommunications LLC
        9.750%, 07/15/08                                   3,050          2,829
   Triton PCS
        9.375%, 02/01/11                                   4,375          4,222
        8.750%, 11/15/11                                     750            709
   Western Wireless
        9.250%, 07/15/13                                   1,500          1,541
   Worldcom (C)
        8.250%, 05/15/10 (G)                               3,500          1,120
        8.250%, 05/15/31 (G)                               5,475          1,752
        7.750%, 03/15/24                                     550            437
        6.950%, 08/15/06                                     100             80
        6.500%, 05/15/04                                   2,000            640
        6.500%, 04/15/10                                     100             80
        6.250%, 08/15/03                                   7,500          2,400
                                                                     ----------
                                                                        108,331
                                                                     ----------
UTILITIES -- 7.2%
   AES
       10.000%, 07/15/05 (A)(G)                              226            232
        9.500%, 06/01/09                                   2,690          2,919
        8.875%, 02/15/11 (G)                                 250            267
        7.750%, 03/01/14                                   1,105          1,106
   Airgas
        9.125%, 10/01/11                                   2,500          2,837
   CMS Energy
        9.875%, 10/15/07                                   2,000          2,205
   Calpine
        9.875%, 12/01/11 (A)                              13,100         12,609
        8.750%, 07/15/07 (G)                                 375            296
        8.750%, 07/15/13 (A)(G)                            2,095          1,917
        8.625%, 08/15/10 (G)                                 725            533
        8.500%, 07/15/10 (A)                               3,940          3,625
        8.500%, 02/15/11 (G)                               2,625          1,929


--------------------------------------------------------------------------------
70         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Calpine Canada Energy (G)
        8.500%, 05/01/08                                 $ 1,300     $      962
   Calpine Generating (A) (D)
        7.000%, 04/01/10                                     725            691
   Gulfterra Energy Partners, Ser B
        8.500%, 06/01/10                                     701            810
   Homer City Funding LLC
        8.734%, 10/01/26                                   1,000          1,110
   Illinova
       11.500%, 12/15/10                                   4,000          4,820
   Mirant Americas (C) (G)
        8.500%, 10/01/21                                   4,525          3,348
   Mission Energy Holding
       13.500%, 07/15/08                                   6,000          6,180
   NCG, Ser B
        8.316%, 06/01/27                                   2,000          1,590
   NRG (A) (G)
        8.000%, 12/15/13                                   8,100          8,363
   Northwest Pipeline
        8.125%, 03/01/10                                     425            470
   Reliant Resources
        9.500%, 07/15/13                                   2,550          2,811
   Sierra Pacific (A)
        8.625%, 03/15/14                                     836            849
   Sonat
        7.625%, 07/15/11                                   3,100          2,689
   Southern Natural Gas (G)
        8.875%, 03/15/10                                     725            805
   Teco Energy
        7.500%, 06/15/10                                   2,250          2,424
        7.000%, 05/01/12                                   1,500          1,582
   Tennessee Gas Pipeline
        7.500%, 04/01/17                                   1,000          1,033
   Transmontaigne (A)
        9.125%, 06/01/10                                     500            535
   Utilicorp Canada Finance
        7.750%, 06/15/11                                   4,000          3,840
   Williams
        8.625%, 06/01/10                                     325            358
                                                                     ----------
                                                                         75,745
                                                                     ----------
Total Corporate Obligations
   (Cost $1,012,050) ($ Thousands)                                    1,022,304
                                                                     ----------

COMMERCIAL PAPER (H) (I) -- 2.5%
FINANCIALS -- 2.5%
   Amsterdam Funding
        1.051%, 05/17/04                                   2,412          2,408
   Beethoven Funding
        1.105%, 08/26/04                                     690            687
   Bradford & Bingley
        1.186%, 09/10/04                                   1,507          1,499
        1.185%, 08/17/04                                     995            990

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   CRE Funding
        1.090%, 04/07/04                                 $   603     $      603
   Grampian Funding
        1.150%, 04/14/04                                   1,507          1,507
   Mitten
        1.041%, 04/22/04                                   1,507          1,506
   Moat Funding
        1.150%, 04/06/04                                   2,261          2,261
   Park Granada
        1.064%, 07/30/04                                   2,864          2,854
        1.063%, 07/15/04                                   1,507          1,503
   Rhineland Funding
        1.102%, 05/25/04                                   1,206          1,204
        1.101%, 04/26/04                                   1,209          1,208
        1.093%, 06/23/04                                   1,033          1,031
        1.080%, 04/08/04                                     445            445
        1.080%, 04/16/04                                     779            778
   Tannehill Capital
        1.172%, 05/19/04                                   1,507          1,505
   Tulip Funding
        1.060%, 04/01/04                                   3,919          3,919
                                                                     ----------
Total Commercial Paper
   (Cost $25,908) ($ Thousands)                                          25,908
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
FINANCIAL SERVICES -- 0.2%
   FHLMC, Ser 2603, Cl LI, IO
        5.500%, 09/15/28                                   2,360            305
   FHLMC, Ser 2621, Cl LJ, IO
        5.500%, 12/15/26                                   4,711            507
   FHLMC, Ser 2696, Cl NI, IO
        5.500%, 03/15/23                                   3,185            254
   FNMA, Ser 2003-37, Cl LG, IO
        5.500%, 05/25/32                                   2,969            382
   FNMA, Ser 342, Cl 2, IO
        6.000%, 09/01/33                                   1,437            233
                                                                     ----------
Total U.S. Government Agency Obligations
   (Cost $1,947) ($ Thousands)                                            1,681
                                                                     ----------

CONVERTIBLE BOND -- 0.1%
   Enron, CV to 5.7565 Shares (C) (E)
       10.963%, 02/07/21                                   5,500            880
                                                                     ----------
Total Convertible Bond
   (Cost $897) ($ Thousands)                                                880
                                                                     ----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         71

STATEMENT OF NET ASSETS (Unaudited)

High Yield Bond Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED/CONVERTIBLE STOCK -- 2.8%
   CSC Holdings, Ser H                                    17,000     $    1,779
   CSC Holdings, Ser M                                    48,750          5,089
   Crown Castle                                               57          2,572
   Dobson Communications*                                 40,200          2,734
   General Nutrition Center (A)                            1,750          1,838
   Granite*                                               19,500            955
   Paxson Communications PIK*                             73,277          6,595
   Pegasus Satellite PIK*                                     14              1
   Primedia, Ser D                                        26,500          2,465
   Primedia, Ser G                                        26,000          2,249
   Rural Cellular PIK*                                    27,100          1,999
   Rural Cellular, Ser B PIK*                              9,500            846
                                                                     ----------
Total Preferred/Convertible Stock
   (Cost $30,515) ($ Thousands)                                          29,122
                                                                     ----------

COMMON STOCK -- 0.0%
   Crown Castle International*                             7,222             91
                                                                     ----------
Total Common Stock
   (Cost $44) ($ Thousands)                                                  91
                                                                     ----------

WARRANTS -- 0.0%
   American Tower, Expires 08/01/08                        1,475            209
   Horizon PCS, Expires 10/01/10 (F)*                      3,100             --
   Huntsman, Expires 05/15/11*                               800            136
   IPCS, Expires 07/15/10 (F)*                             1,250             --
   Iwo Holdings, Expires 01/15/11 (F)*                     1,850             --
   Leap Wireless International,
     Expires 04/15/10 (F)*                                 4,700             --
   Pegasus Communications,
     Expires 01/01/07*                                       250             --
   Travelcenters of America,
     Expires 05/01/09*                                     2,500             12
   Travelcenters of America,
     Expires 05/01/09 (F)*                                 7,500             38
                                                                     ----------
Total Warrants
   (Cost $115) ($ Thousands)                                                395
                                                                     ----------

CASH EQUIVALENTS -- 0.8%
   AIM Investco Treasurer's Money
     Market Reserve Fund (H)                             753,641            754
   Bear Stearns Master Notes (H)                       3,014,565          3,015
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++                           4,881,034          4,881
                                                                     ----------
Total Cash Equivalents
   (Cost $8,650) ($ Thousands)                                            8,650
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (H) -- 1.6%
   Deutsche  Bank
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $7,301,581
     (collateralized  by U.S. Government
     Agency obligations, total market
     value: $7,447,420)                                  $ 7,301     $    7,301
   Lehman Brothers
     1.060%, dated 03/31/04, to be
     repurchased on 04/01/04,
     repurchase price $9,496,158
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $9,685,838)                                    9,496          9,496
                                                                     ----------
Total Repurchase Agreements
   (Cost $16,797) ($ Thousands)                                          16,797
                                                                     ----------
Total Investments -- 105.8%
   (Cost $1,096,923) ($ Thousands)                                    1,105,828
                                                                     ----------

OTHER ASSETS AND LIABILITIES -- (5.8)%
Payable Upon Return on Securities Loaned                                (88,142)
Investment Advisory Fees Payable                                           (370)
Administration Fees Payable                                                (306)
Shareholder Servicing Fees Payable                                          (49)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                        28,629
                                                                     ----------
Total Other Assets and Liabilities                                      (60,239)
                                                                     ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited  authorization -- no par value)
   based on 121,845,853 outstanding shares
   of beneficial interest                                             1,182,582
Distribution in excess of net investment income                              (1)
Accumulated net realized loss on investments                           (145,897)
Net unrealized appreciation on investments                                8,905
                                                                     ----------
Total Net Assets -- 100.0%                                           $1,045,589
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,045,589,373 / 121,845,853 shares)                                  $8.58
                                                                          =====

--------------------------------------------------------------------------------
72         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
*   Non-income producing security.
+   Bank Loan.
++  See Note 3 in Notes to Financial Statements.
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step Bonds - The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2004. The coupon on a step bond changes on a specified date.
(C) Security in default on interest payments.
(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2004.
(E) Zero-coupon security. The rate reported is the effective yield at the date of purchase.
(F) Securities considered illiquid. The total value of such securities as of March 31, 2004 was $37,675.
(G) This security or a partial position of this security is on loan at March 31, 2004 (see Note 7). The total value of securities on loan at March 31, 2004 was $84,437,902.
(H) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2004 was $88,141,602.
(I) The rate reported is the effective yield at time of purchase.
Cl -- Class
CV -- Convertible Security
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         73

                     This page is intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)


March 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CORE FIXED
                                                                                              REAL ESTATE            INCOME
                                                                                                     FUND              FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $10,623 and $5,014,976, respectively)                               $11,094        $5,123,373
   Repurchase agreements (Cost $0 and $449,863, respectively)                                          --           449,863
   Cash                                                                                                 1                --
   Receivable for capital shares sold                                                               4,971             8,216
   Receivable for investment securities sold                                                          273           490,951
   Dividends and interest receivable                                                                   20            28,228
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                    16,359         6,100,631
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Options written, at value (premium received $0 and $2,437, respectively)                            --             2,351
   Payable for investment securities purchased                                                      5,482         1,124,311
   Payable for capital shares redeemed                                                                 --             5,627
   Income distribution payable                                                                         --               910
   Bank overdraft                                                                                      --            15,604
   Payable upon return on securities loaned                                                            --           833,614
   Variation margin payable                                                                            --               933
   Investment advisory fees payable                                                                     2               844
   Administration fees payable                                                                          1               974
   Shareholder servicing fees payable                                                                  --               183
   Administration servicing fees payable                                                               --                 1
   Trustees' fees payable                                                                              --                 4
   Accrued expenses payable                                                                             8               256
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                5,493         1,985,612
---------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                  $10,866        $4,115,019
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital -- Class A
     (unlimited authorization-- no par value)
     based on 946,589 and 382,881,891 outstanding shares of beneficial interest, respectively     $10,388        $3,972,514
   Paid-in-Capital -- Class I
     (unlimited authorization -- no par value)
     based on 0 and 645,438 outstanding shares of beneficial interest, respectively                    --             6,817
   (Distributions in excess of net investment income)/undistributed net investment income               1               (36)
   Accumulated net realized gain on investments and futures contracts                                   6            29,364
   Net unrealized appreciation on investments and option contracts                                    471           108,483
   Net unrealized depreciation on futures contracts                                                    --            (2,123)
---------------------------------------------------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                                                        $10,866        $4,115,019
===========================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class A
   ($10,865,848 / 946,589 shares) and ($4,108,095,099 / 382,881,891 shares), respectively          $11.48            $10.73
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class I
   ($6,923,504 / 645,438 shares)                                                                   $   --            $10.73
===========================================================================================================================


Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         75

Statements of Operations ($ Thousands)


For the six month period ended March 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                       TAX-MANAGED               LARGE CAP             LARGE CAP        TAX-MANAGED
                                                         LARGE CAP                   VALUE                GROWTH          SMALL CAP
                                                              FUND                    FUND                  FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                              $ 16,353                $ 48,894              $ 15,667            $   745
   Dividends from Affiliated Registered Investment
     Company                                                   177                     156                   380                 36
   Interest                                                     32                      25                    94                  9
   Income from Securities Lending                               74                     151                   267                 17
   Less: Foreign Taxes Withheld                                (27)                    (30)                  (97)                (3)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                  16,609                  49,196                16,311                804
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                  3,910                   6,879                 7,798                673
   Administration Fees                                       3,416                   6,879                 6,823                362
   Shareholder Servicing Fees -- Class A                     2,438                   4,898                 4,855                259
   Shareholder Servicing Fees -- Class I                        --                      15                    19                 --
   Shareholder Servicing Fees -- Class Y                         3                      --                    --                 --
   Administration Servicing Fees -- Class                       --                      15                    19                 --
   Custodian/Wire Agent Fees                                    68                     138                   141                  7
   Printing Fees                                                41                      82                    84                  4
   Professional Fees                                            17                      33                    34                  2
   Registration fees                                            15                      30                    31                  1
   Trustees' Fees                                               10                      20                    20                  1
   Litigation Fees (See Note 9)                                 --                      --                    --                 --
   Other Expenses                                               17                      30                    28                  2
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                            9,935                  19,019                19,852              1,311
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                                 (913)                 (1,382)               (1,038)              (104)
     Administration Fees                                        --                      --                    --                 --
     Shareholder Servicing Fees                               (709)                   (891)               (2,204)               (67)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              8,313                  16,746                16,610              1,140
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 8,296                  32,450                  (299)              (336)
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments and Options                                23,452                  99,222                70,843             18,506
     Futures Contracts                                       1,989                   2,056                 5,293                370
     Written Options                                            --                      --                    --                 --
     Net Change in Unrealized Appreciation
       (Depreciation) on:
     Investments and Options                               218,122                 495,486               315,168             19,637
     Futures Contracts                                         816                     610                 1,567                370
     Written Options                                            --                      --                    --                 --
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                      $252,675                $629,824              $392,572            $38,547
====================================================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.
(1)The Real Estate Fund commenced operations on November 13, 2003.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
76         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                           SMALL               SMALL
                                                       CAP VALUE          CAP GROWTH               MID-CAP          REAL ESTATE
                                                            FUND                FUND                  FUND              FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                            $  6,359            $  2,115                $  325                 $ 48
   Dividends from Affiliated Registered Investment
     Company                                                 118                  96                     3                    1
   Interest                                                   34                 162                     1                   --
   Income from Securities Lending                             63                 234                     3                   --
   Less: Foreign Taxes Withheld                               (5)                 (5)                   (1)                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                 6,569               2,602                   331                   49
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                2,924               3,201                    91                    7
   Administration Fees                                     1,575               1,723                    80                    4
   Shareholder Servicing Fees -- Class A                   1,120               1,222                    57                    3
   Shareholder Servicing Fees -- Class I                       5                   9                    --                   --
   Shareholder Servicing Fees -- Class Y                      --                  --                    --                   --
   Administration Servicing Fees -- Class                      5                   9                    --                   --
   Custodian/Wire Agent Fees                                  31                  34                     2                    2
   Printing Fees                                              18                  21                     1                    1
   Professional Fees                                           7                   9                     1                    1
   Registration fees                                           7                   7                    --                    1
   Trustees' Fees                                              4                   5                    --                   --
   Litigation Fees (See Note 9)                               --                  --                    --                   --
   Other Expenses                                              8                   9                     2                    2
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                          5,704               6,249                   234                   21
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                                (11)                (53)                   --                   (4)
     Administration Fees                                      --                  --                    --                   (3)
     Shareholder Servicing Fees                             (732)               (763)                   (5)                  (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                            4,961               5,433                   229                   12
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               1,608              (2,831)                  102                   37
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments and Options                              97,211             109,748                 4,532                    6
     Futures Contracts                                     2,814               2,292                    66                   --
     Written Options                                          --                  --                    --                   --
     Net Change in Unrealized Appreciation
       (Depreciation) on:
     Investments and Options                              92,807              60,995                 4,311                  471
     Futures Contracts                                     1,059               1,199                    37                   --
     Written Options                                          --                  --                    --                   --
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                    $195,499            $171,403                $9,048                 $514
====================================================================================================================================


--------------------------------------------------------------------------------------

                                                        CORE FIXED         HIGH YIELD
                                                       INCOME FUND          BOND FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                               $    --           $  1,152
   Dividends from Affiliated Registered Investment
     Company                                                   719                 73
   Interest                                                 77,871             44,104
   Income from Securities Lending                              451                105
   Less: Foreign Taxes Withheld                                 --                 --
--------------------------------------------------------------------------------------
   Total Investment Income                                  79,041             45,434
--------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                  5,431              2,534
   Administration Fees                                       5,529              1,820
   Shareholder Servicing Fees -- Class A                     4,929              1,300
   Shareholder Servicing Fees -- Class I                         8                 --
   Shareholder Servicing Fees -- Class Y                        --                 --
   Administration Servicing Fees -- Class                        8                 --
   Custodian/Wire Agent Fees                                   150                 40
   Printing Fees                                                87                 24
   Professional Fees                                            37                 11
   Registration fees                                            45                 12
   Trustees' Fees                                               21                  6
   Litigation Fees (See Note 9)                                218                 --
   Other Expenses                                              225                 39
--------------------------------------------------------------------------------------
   Total Expenses                                           16,688              5,786
--------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                                 (651)              (328)
     Administration Fees                                        --                 --
     Shareholder Servicing Fees                             (4,021)            (1,032)
--------------------------------------------------------------------------------------
   Net Expenses                                             12,016              4,426
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                67,025             41,008
======================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments and Options                                34,886             53,793
     Futures Contracts                                      (1,699)                --
     Written Options                                         5,258                 --
     Net Change in Unrealized Appreciation
       (Depreciation) on:
     Investments and Options                                27,292            (29,003)
     Futures Contracts                                      (3,561)                --
     Written Options                                           945                 --
--------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                      $130,146           $ 65,798
======================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         77

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2004 (Unaudited) and the year ended September 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                          TAX-MANAGED                   LARGE CAP                    LARGE CAP
                                                         LARGE CAP FUND                 VALUE FUND                  GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      10/1/03      10/1/02        10/1/03       10/1/02       10/1/03       10/1/02
                                                   to 3/31/04   to 9/30/03     to 3/31/04    to 9/30/03    to 3/31/04    to 9/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                    $    8,296   $   14,041     $   32,450   $    54,021    $     (299)  $       599
   Net Realized Gain (Loss) on Investments
     and Futures Contracts                             25,441      (65,584)       101,278       (76,585)       76,136       (21,051)
   Net Change in Unrealized Appreciation
     on Investments and
     Futures Contracts                                218,938      425,131        496,096       687,877       316,735       654,756
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                                  252,675      373,588        629,824       665,313       392,572       634,304
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                          (11,331)     (14,152)       (45,810)      (52,235)           --          (599)
     Class I                                               --           --           (116)         (101)           --            --
     Class Y                                              (28)         (38)            --            --            --            --
   Net Realized Gains:
     Class A                                               --           --             --            --            --            --
     Class I                                               --           --             --            --            --            --
   Return of Capital:
     Class A                                               --           --             --            --            --        (1,355)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (11,359)     (14,190)       (45,926)      (52,336)           --        (1,954)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                      278,169      930,527        499,704     1,392,381       517,916     1,437,280
     Reinvestment of Dividends and Distributions       10,729       13,340         42,787        48,783            --         1,833
     Cost of Shares Redeemed                         (242,900)    (981,727)      (543,277)   (1,422,012)     (475,055)   (1,409,894)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                         45,998      (37,860)          (786)       19,152        42,861        29,219
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                           --           --          5,011         3,905         4,698         4,943
     Reinvestment of Dividends and Distributions           --           --            116            96            --            --
     Cost of Shares Redeemed                               --           --         (1,229)       (2,510)       (1,799)       (2,438)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                             --           --          3,898         1,491         2,899         2,505
------------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                          904        1,059             --            --            --            --
     Reinvestment of Dividends and Distributions           28           38             --            --            --            --
     Cost of Shares Redeemed                             (553)        (607)            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class Y Transactions                            379          490             --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                   46,377      (37,370)         3,112        20,643        45,760        31,724
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                         287,693      322,028        587,010       633,620       438,332       664,074
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                         1,761,126    1,439,098      3,536,772     2,903,152     3,576,810     2,912,736
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                              $2,048,819   $1,761,126     $4,123,782   $ 3,536,772    $4,015,142   $ 3,576,810
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (ACCUMULATED NET INVESTMENT LOSS)/
     (DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME) INCLUDED IN
     NET ASSETS AT PERIOD END                      $       92   $    3,155     $      293   $    13,769    $     (299)  $        --
====================================================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.
(1) See Note 4 in the notes to financial statements for additional information. The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
78         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                         TAX-MANAGED                    SMALL CAP                  SMALL CAP
                                                        SMALL CAP FUND                  VALUE FUND                GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      10/1/03      10/1/02        10/1/03       10/1/02       10/1/03       10/1/02
                                                   to 3/31/04   to 9/30/03     to 3/31/04    to 9/30/03    to 3/31/04    to 9/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                      $   (336)    $   (322)     $   1,608     $   3,728    $   (2,831)    $  (4,881)
   Net Realized Gain (Loss) on Investments
     and Futures Contracts                             18,876        7,651        100,025        39,140       112,040        38,724
   Net Change in Unrealized Appreciation
     on Investments and
     Futures Contracts                                 20,007       38,895         93,866       143,303        62,194       257,650
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                                   38,547       46,224        195,499       186,171       171,403       291,493
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                               --           --         (2,121)       (4,148)           --            --
     Class I                                               --           --             (3)           (4)           --            --
     Class Y                                               --           --             --            --            --            --
   Net Realized Gains:
     Class A                                               --           --        (45,443)      (22,063)           --            --
     Class I                                               --           --           (178)          (26)           --            --
   Return of Capital:
     Class A                                               --           --             --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                       --           --        (47,745)      (26,241)           --            --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                       31,551       90,648        134,581       272,198       141,847       342,445
     Reinvestment of Dividends and Distributions           --           --         44,748        23,540            --            --
     Cost of Shares Redeemed                          (33,878)     (98,863)      (190,140)     (351,441)     (179,201)     (363,755)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                         (2,327)      (8,215)       (10,811)      (55,703)      (37,354)      (21,310)
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                           --           --          3,808         2,077         3,917         3,204
     Reinvestment of Dividends and Distributions           --           --            181            24            --            --
     Cost of Shares Redeemed                               --           --           (929)         (650)       (2,276)       (1,020)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                             --           --          3,060         1,451         1,641         2,184
------------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                           --           --             --            --            --            --
     Reinvestment of Dividends and Distributions28         --           --             --            --            --            --
     Cost of Shares Redeemed                               --           --             --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class Y Transactions                             --           --             --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                   (2,327)      (8,215)        (7,751)      (54,252)      (35,713)      (19,126)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                          36,220       38,009        140,003       105,678       135,690       272,367
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                           181,773      143,764        798,073       692,395       881,245       608,878
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                $217,993     $181,773      $ 938,076     $ 798,073    $1,016,935     $ 881,245
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (ACCUMULATED NET INVESTMENT LOSS)/
     (DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME) INCLUDED IN
     NET ASSETS AT PERIOD END                        $   (336)    $     --      $     (14)    $     502    $   (2,831)    $      --
====================================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         79

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2004 (Unaudited) and the year ended September 30, 2003

-------------------------------------------------------------------------------------------------------
                                                                                       REAL ESTATE
                                                             MID-CAP FUND                FUND(2)
-------------------------------------------------------------------------------------------------------
                                                      10/1/03            10/1/02         11/13/03
                                                   to 3/31/04         to 9/30/03       to 3/31/04
-------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                               $  102             $  292             $ 37
   Net Realized Gain on Investments, Options,
     Futures Contracts and Written Options              4,598                660                6
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options,
     Futures Contracts and Written Options              4,348              8,048              471
-------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations           9,048              9,000              514
-------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                             (218)              (217)             (36)
     Class I                                               --                 --               --
   Net Realized Gains:
     Class A                                             (840)              (165)              --
     Class I                                               --                 --               --
-------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                   (1,058)              (382)             (36)
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                        9,809             25,669           10,867
     Reinvestment of Dividends and Distributions          912                323               36
     Cost of Shares Redeemed                          (13,548)           (18,607)            (515)
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                         (2,827)             7,385           10,388
-------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                           --                 --               --
     Reinvestment of Dividends and Distributions           --                 --               --
     Cost of Shares Redeemed                               --                 --               --
-------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                             --                 --               --
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                   (2,827)             7,385           10,388
-------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                           5,163             16,003           10,866
-------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                            41,502             25,499               --
-------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                 $46,665            $41,502          $10,866
-------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME) INCLUDED IN NET ASSETS AT PERIOD END     $     3            $   119          $     1
=======================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.
(1) See Note 4 in the notes to financial statements for additional information.
(2)The Real Estate Fund commenced operations on November 13, 2003.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
80         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

------------------------------------------------------------------------------------------------------------------------
                                                                  CORE                          HIGH YIELD
                                                            FIXED INCOME FUND                    BOND FUND
------------------------------------------------------------------------------------------------------------------------
                                                       10/1/03          10/1/02          10/1/03         10/1/02
                                                    to 3/31/04       to 9/30/03       to 3/31/04      to 9/30/03
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                              $ 67,025       $  137,725        $  41,008        $ 75,474
   Net Realized Gain on Investments, Options,
     Futures Contracts and Written Options              38,445           76,036           53,793          20,228
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options,
     Futures Contracts and Written Options              24,676           16,106          (29,003)         66,579
------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations          130,146          229,867           65,798         162,281
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                           (70,441)        (144,439)         (41,005)        (75,605)
     Class I                                              (105)            (232)              --              --
   Net Realized Gains:
     Class A                                           (46,906)         (72,339)              --              --
     Class I                                               (71)            (101)              --              --
------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (117,523)        (217,111)         (41,005)        (75,605)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                       774,007        1,652,509          234,585         561,162
     Reinvestment of Dividends and Distributions       108,074          197,586           38,212          70,711
     Cost of Shares Redeemed                          (610,010)      (1,726,377)        (228,660)       (487,415)
------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                         272,071          123,718           44,137         144,458
------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                         2,529            6,795               --              --
     Reinvestment of Dividends and Distributions           175              310               --              --
     Cost of Shares Redeemed                            (1,739)          (5,433)              --              --
------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                             965            1,672               --              --
------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                   273,036          125,390           44,137         144,458
------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                          285,659          138,146           68,930         231,134
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                          3,829,360        3,691,214          976,659         745,525
------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                               $4,115,019       $3,829,360       $1,045,589        $976,659
------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME) INCLUDED IN NET ASSETS AT PERIOD END   $      (36)      $      129       $       (1)       $     (4)
========================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         81

Financial Highlights


For the period ended March 31, 2004 (Unaudited) and the periods ended September 30,
For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------------
                                              Net
                                         Realized
                                              and                               Distributions
              Net Asset          Net   Unrealized                 Dividends              from           Total
                 Value,   Investment        Gains                  from Net          Realized       Dividends       Net Asset
              Beginning       Income  (Losses) on    Total from  Investment           Capital             and      Value, End
              of Period       (Loss)   Securities    Operations      Income             Gains   Distributions       of Period
-----------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2004*         $ 9.20       $ 0.04      $  1.28       $  1.32      $(0.06)           $   --          $(0.06)         $10.46
   2003            7.50         0.08         1.70(1)       1.78       (0.08)               --           (0.08)           9.20
   2002            9.49         0.06        (1.98)        (1.92)      (0.07)               --           (0.07)           7.50
   2001           13.62         0.07        (4.13)        (4.06)      (0.07)               --           (0.07)           9.49
   2000           12.65         0.09         1.00          1.09       (0.09)            (0.03)          (0.12)          13.62
   1999            9.61         0.08         3.04          3.12       (0.08)               --           (0.08)          12.65
 Class Y
   2004*         $ 9.21       $ 0.06(1)   $  1.27(1)    $  1.33      $(0.06)           $   --          $(0.06)         $10.48
   2003            7.50         0.10(1)      1.71(1)       1.81       (0.10)               --           (0.10)           9.21
   2002(2)        10.45         0.05        (2.98)        (2.93)      (0.02)               --           (0.02)           7.50
LARGE CAP VALUE FUND
 Class A
   2004*         $16.81       $ 0.15(1)   $  2.84(1)    $  2.99      $(0.22)           $   --          $(0.22)         $19.58
   2003           13.94         0.25(1)      2.86(1)       3.11       (0.24)               --           (0.24)          16.81
   2002           17.39         0.21        (3.26)        (3.05)      (0.21)            (0.19)          (0.40)          13.94
   2001           18.70         0.21        (1.14)        (0.93)      (0.22)            (0.16)          (0.38)          17.39
   2000           18.97         0.27         0.56          0.83       (0.26)            (0.84)          (1.10)          18.70
   1999           17.31         0.24         2.67          2.91       (0.24)            (1.01)          (1.25)          18.97
 Class I
   2004*         $16.80       $ 0.13(1)   $  2.84(1)    $  2.97      $(0.19)           $   --          $(0.19)         $19.58
   2003           13.94         0.21(1)      2.86(1)       3.07       (0.21)               --           (0.21)          16.80
   2002           17.39         0.19        (3.28)        (3.09)      (0.17)            (0.19)          (0.36)          13.94
   2001(3)        19.38         0.03        (2.02)        (1.99)         --                --              --           17.39
LARGE CAP GROWTH FUND
 Class A
   2004*         $15.77       $   --(1)   $  1.73(1)    $  1.73      $   --            $   --          $   --          $17.50
   2003           12.97           --(1)      2.81(1)       2.81       (0.01)(8)            --           (0.01)(8)       15.77
   2002           16.73        (0.04)(1)    (3.72)(1)     (3.76)         --                --              --           12.97
   2001           36.24        (0.06)      (17.75)       (17.81)         --             (1.70)          (1.70)          16.73
   2000           28.58        (0.04)        8.67          8.63          --             (0.97)          (0.97)          36.24
   1999           21.01        (0.05)        7.92          7.87          --             (0.30)          (0.30)          28.58
 Class I
   2004*         $15.68       $(0.02)(1)  $  1.72(1)    $  1.70      $   --            $   --          $   --          $17.38
   2003           12.92        (0.03)(1)     2.79(1)       2.76          --**              --              --**         15.68
   2002           16.72        (0.07)(1)    (3.73)(1)     (3.80)         --                --              --           12.92
   2001(3)        20.60        (0.01)       (3.87)        (3.88)         --                --              --           16.72
TAX-MANAGED SMALL CAP FUND
 Class A
   2004*         $10.00       $(0.02)(1)  $  2.16(1)    $  2.14      $   --            $   --          $   --          $12.14
   2003            7.54        (0.02)(1)     2.48(1)       2.46          --                --              --           10.00
   2002            8.15        (0.01)       (0.60)        (0.61)         --                --              --            7.54
   2001(4)        10.00           --        (1.84)        (1.84)      (0.01)(8)            --           (0.01)(8)        8.15
SMALL CAP VALUE FUND
 Class A
   2004*         $17.45        $0.03(1)   $  4.20(1)    $  4.23      $(0.05)           $(1.00)         $(1.05)         $20.63
   2003           13.99         0.08(1)      3.91(1)       3.99       (0.09)            (0.44)          (0.53)          17.45
   2002           15.66         0.08        (0.21)        (0.13)      (0.09)            (1.45)          (1.54)          13.99
   2001           16.13         0.13         0.36          0.49       (0.14)            (0.82)          (0.96)          15.66
   2000           14.06         0.15         2.05          2.20       (0.13)               --           (0.13)          16.13
   1999           13.67         0.05         0.57          0.62       (0.05)            (0.18)          (0.23)          14.06
 Class I
   2004*         $17.44        $0.01(1)   $  4.17(1)    $  4.18      $(0.01)           $(1.00)         $(1.01)         $20.61
   2003           13.99         0.04(1)      3.90(1)       3.94       (0.05)            (0.44)          (0.49)          17.44
   2002(5)        16.47         0.02        (2.49)        (2.47)      (0.01)               --           (0.01)          13.99

----------------------------------------------------------------------------------------------------
                                                         Ratio of Net        Ratio of
                                                           Investment        Expenses
                                                Ratio of       Income      to Average
                                Net Assets      Expenses       (Loss)      Net Assets     Portfolio
                  Total      End of Period    to Average   to Average      (Excluding      Turnover
                Return+       ($Thousands)    Net Assets   Net Assets        Waivers)          Rate
-----------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2004*          14.36%        $2,044,042          0.85%        0.85%           1.02%           13%
   2003           23.84          1,757,292          0.85         0.88            1.02            99
   2002          (20.44)         1,436,467          0.85         0.65            1.03            80
   2001          (29.92)         1,658,097          0.85         0.60            1.01            84
   2000            8.66          1,969,302          0.85         0.69            1.06            47
   1999           32.60            710,136          0.85         0.71            0.90            21
 Class Y
   2004*          14.50%        $    4,777          0.55%        1.15%           0.72%           13%
   2003           24.26              3,834          0.55         1.17            0.72            99
   2002(2)       (28.05)             2,631          0.55         1.03            0.72            80
LARGE CAP VALUE FUND
 Class A
   2004*          17.86%        $4,109,146          0.85%        1.65%           0.97%           23%
   2003           22.55          3,527,686          0.85         1.61            0.97           106
   2002          (18.06)         2,896,977          0.85         1.23            0.97            41
   2001           (5.08)         3,590,194          0.85         1.11            0.97            89
   2000            4.47          3,548,830          0.85         1.55            0.97            70
   1999           17.13          2,452,540          0.85         1.26            0.85            49
 Class I
   2004*          17.72%        $   14,636          1.10%        1.39%           1.22%           23%
   2003           22.17              9,086          1.10         1.36            1.22           106
   2002          (18.24)             6,175          1.10         1.01            1.22            41
   2001(3)       (10.27)               152          1.10         1.09            1.22            89
LARGE CAP GROWTH FUND
 Class A
   2004*          10.97%        $3,998,539          0.85%       (0.01)%          1.02%           17%
   2003           21.66          3,564,487          0.85         0.02            1.02            72
   2002          (22.47)         2,904,802          0.85        (0.21)           1.02            62
   2001          (51.08)         3,487,142          0.85        (0.29)           1.03           112
   2000           30.67          4,898,050          0.85        (0.32)           1.02            69
   1999           37.74          2,626,807          0.85        (0.24)           0.90            45
 Class I
   2004*          10.84%        $   16,603          1.10%       (0.27)%          1.27%           17%
   2003           21.37             12,323          1.10        (0.24)           1.27            72
   2002          (22.73)             7,934          1.10        (0.41)           1.27            62
   2001(3)       (18.83)                81          1.10        (0.45)           1.28           112
TAX-MANAGED SMALL CAP FUND
 Class A
   2004*          21.40%        $  217,993          1.10%       (0.33)%          1.27%           44%
   2003           32.63            181,773          1.10        (0.21)           1.27           142
   2002           (7.48)           143,764          1.10        (0.21)           1.26            86
   2001(4)       (18.46)           125,129          1.10        (0.04)           1.30            82
SMALL CAP VALUE FUND
 Class A
   2004*          24.89%        $  931,821          1.10%        0.36%           1.27%           42%
   2003           29.28            795,501          1.10         0.52            1.27            99
   2002           (2.20)           691,668          1.10         0.46            1.27            48
   2001            3.12            794,109          1.10         0.78            1.26            99
   2000           15.74            897,276          1.10         1.03            1.28           119
   1999            4.47            572,125          1.10         0.38            1.10           130
 Class I
   2004*          24.65%        $    6,255          1.35%        0.09%           1.52%           42%
   2003           28.91              2,572          1.35         0.23            1.52            99
   2002(5)       (14.99)               727          1.35         0.21            1.52            48


--------------------------------------------------------------------------------
82         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

-----------------------------------------------------------------------------------------------------------------------------
                                              Net
                                         Realized
                                              and                               Distributions
              Net Asset          Net   Unrealized                 Dividends              from           Total
                 Value,   Investment        Gains                  from Net          Realized       Dividends       Net Asset
              Beginning       Income  (Losses) on    Total from  Investment           Capital             and      Value, End
              of Period       (Loss)   Securities    Operations      Income             Gains   Distributions       of Period
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2004*         $14.11       $(0.05)(1)    $2.84(1)      $2.79      $   --            $   --          $   --          $16.90
   2003            9.62        (0.08)(1)     4.57(1)       4.49          --                --              --           14.11
   2002           12.35        (0.09)(1)    (2.64)(1)     (2.73)         --                --              --            9.62
   2001           30.57        (0.14)      (10.81)       (10.95)         --             (7.27)          (7.27)          12.35
   2000           21.12        (0.01)       11.28         11.27          --             (1.82)          (1.82)          30.57
   1999           13.68        (0.12)        7.62          7.50          --             (0.06)          (0.06)          21.12
 Class I
   2004*         $14.03       $(0.07)(1)    $2.82(1)      $2.75      $   --            $   --          $   --          $16.78
   2003            9.59        (0.11)(1)     4.55(1)       4.44          --                --              --           14.03
   2002           12.35        (0.08)(1)    (2.68)(1)     (2.76)         --                --              --            9.59
   2001(3)        15.59        (0.02)       (3.22)        (3.24)         --                --              --           12.35
MID-CAP FUND
 Class A
   2004*         $14.96        $0.04(1)     $3.24(1)      $3.28      $(0.08)           $(0.29)         $(0.37)         $17.87
   2003           11.74         0.11(1)      3.25(1)       3.36       (0.08)            (0.06)          (0.14)          14.96
   2002           12.19         0.06        (0.46)(1)     (0.40)      (0.05)               --           (0.05)          11.74
   2001           17.42         0.07        (3.22)        (3.15)      (0.08)            (2.00)          (2.08)          12.19
   2000           15.19         0.07         3.76          3.83       (0.07)            (1.53)          (1.60)          17.42
   1999           14.00         0.07         2.21          2.28       (0.07)            (1.02)          (1.09)          15.19
REAL ESTATE FUND
 Class A
   2004*(6)      $10.00        $0.13(1)     $1.46(1)      $1.59      $(0.11)           $   --          $(0.11)         $11.48
CORE FIXED INCOME FUND
 Class A
   2004*         $10.71        $0.18(1)     $0.16(1)      $0.34      $(0.19)           $(0.13)         $(0.32)         $10.73
   2003           10.67         0.40(1)      0.28(1)       0.68       (0.42)            (0.22)          (0.64)          10.71
   2002           10.75         0.52         0.08          0.60       (0.52)            (0.16)          (0.68)          10.67
   2001           10.08         0.61         0.67          1.28       (0.61)               --           (0.61)          10.75
   2000           10.03         0.62         0.05          0.67       (0.62)               --           (0.62)          10.08
   1999           10.92         0.56        (0.66)        (0.10)      (0.56)            (0.23)          (0.79)          10.03
 Class I
   2004*         $10.71        $0.19(1)     $0.14(1)      $0.33      $(0.18)           $(0.13)         $(0.31)         $10.73
   2003           10.67         0.37(1)      0.28(1)       0.65       (0.39)            (0.22)          (0.61)          10.71
   2002           10.76         0.49         0.07          0.56       (0.49)            (0.16)          (0.65)          10.67
   2001(3)        10.60         0.08         0.16          0.24       (0.08)               --           (0.08)          10.76
HIGH YIELD BOND FUND
 Class A
   2004*         $ 8.37        $0.34(1)     $0.21(1)      $0.55      $(0.34)           $   --          $(0.34)         $ 8.58
   2003            7.60         0.68(1)      0.77(1)       1.45       (0.68)               --           (0.68)           8.37
   2002            7.86         0.70        (0.26)         0.44       (0.70)               --           (0.70)           7.60
   2001            9.15         0.88        (1.29)        (0.41)      (0.88)               --           (0.88)           7.86
   2000           10.11         0.96        (0.96)           --       (0.96)               --           (0.96)           9.15
   1999           10.81         1.02        (0.64)         0.38       (1.02)            (0.06)          (1.08)          10.11

----------------------------------------------------------------------------------------------------
                                                         Ratio of Net        Ratio of
                                                           Investment        Expenses
                                                Ratio of       Income      to Average
                                Net Assets      Expenses       (Loss)      Net Assets     Portfolio
                  Total      End of Period    to Average   to Average      (Excluding      Turnover
                Return+       ($Thousands)    Net Assets   Net Assets        Waivers)          Rate
-----------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2004*          19.77%        $1,008,868          1.10%       (0.57)%          1.27%           79%
   2003           46.67            875,906          1.10        (0.66)           1.27           166
   2002          (22.11)           606,999          1.10        (0.69)           1.27           156
   2001          (42.83)           821,391          1.10        (0.80)           1.29           157
   2000           55.28          1,575,462          1.10        (0.74)           1.27           182
   1999           55.00            931,024          1.10        (0.72)           1.10           141
 Class I
   2004*          19.60%        $    8,067          1.35%       (0.86)%          1.52%           79%
   2003           46.30              5,339          1.35        (0.91)           1.52           166
   2002          (22.35)             1,879          1.35        (0.71)           1.53           156
   2001(3)       (20.78)                46          1.35        (1.12)           1.54           157
MID-CAP FUND
 Class A
   2004*          22.19%        $   46,665          1.00%        0.45%           1.02%           46%
   2003           28.92             41,502          1.00         0.86            1.03           109
   2002           (3.34)            25,499          1.00         0.39            1.02           222
   2001          (19.59)            32,976          1.00         0.51            1.02           193
   2000           27.14             42,148          1.00         0.48            1.05           170
   1999           16.53             34,995          1.00         0.40            1.00           139
REAL ESTATE FUND
 Class A
   2004*(6)       15.76%        $   10,866          1.10%        3.33%           1.92%          33%
CORE FIXED INCOME FUND
 Class A
   2004*           3.27%        $4,108,095          0.60%        3.40%           0.85%          194%
   2003            6.63          3,823,429          0.60         3.77            0.84           470
   2002            5.89          3,686,946          0.60         4.96            0.84           379
   2001           13.00          3,519,061          0.60         5.79            0.84           358
   2000            6.97          3,113,103          0.60         6.27            0.83           265
   1999           (0.96)         2,348,453          0.60         5.47            0.60           334
 Class I
   2004*           3.14%        $    6,924          0.85%        3.14%           1.10%          194%
   2003            6.37              5,931          0.85         3.46            1.09           470
   2002            5.53              4,268          0.85         4.52            1.09           379
   2001(3)         2.28                 86          0.85         5.01            1.09           358
HIGH YIELD BOND FUND
 Class A
   2004*           6.63%        $1,045,589          0.85%        7.90%           1.11%          106%
   2003           19.88            976,659          0.85         8.50            1.12           129
   2002            5.45            745,525          0.85         8.67            1.12           126
   2001           (4.76)           721,314          0.85        10.27            1.12           105
   2000           (0.09)           763,941          0.85         9.92            1.12            40
   1999            3.51            507,218          0.85         9.62            0.89            17

+   Returns are for the period indicated and have not been annualized.
*   For the six month period ended March 31, 2004. All ratios for the period have been annualized.
**  Amount represents less then $0.01.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) Commenced operations on April 8, 2002. All ratios for the period have been annualized.
(3) Commenced operations on August 6, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 31, 2000. All ratios for the period have been annualized.
(5) Commenced operations on February 11, 2002. All ratios for the period have been annualized.
(6) Commenced operations on November 13, 2003. All ratios for the period have been annualized.
(7) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the
    Fund.
(8) Return of Capital.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         83

Notes to Financial Statements (Unaudited)



1. ORGANIZATION
SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 10 diversified Funds: Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Real Estate, Core Fixed Income and High Yield Bond Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Real Estate, Core Fixed Income and High Yield Bond Funds, Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objective, policies, and strategies.

On June 20, 2003, the Board of Trustees of the Funds approved the creation of the Large Cap Disciplined Equity and Managed Volatility Funds. On December 10, 2003, the Board of Trustees of the Funds approved the creation of the Small/Mid Cap Equity Fund. As of March 31, 2004 these Funds had not yet commenced operations.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market, and listed equity securities for which no sale was reported on that date, are stated at the last quoted bid price. Securities that are quoted on a National Market System are valued at the official closing price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available are valued in accordance with fair value procedures as determined in good faith by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the +trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FUTURES CONTRACTS -- The Tax-Managed Large Cap, Large Cap Value, Large Cap Growth and Mid-Cap Funds utilized S&P 500 Composite Index futures contracts; the Tax-Managed Small Cap, Small Cap Value, and Small Cap Growth Funds utilized the Russell 2000 Index futures contracts; Tax-Managed Small Cap Fund utilized the S&P 400 Index futures contracts; and the Core Fixed Income Fund utilized U.S. Treasury 5 year notes, 10 year notes and 30 year bonds futures contracts

--------------------------------------------------------------------------------
84         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004
during the six month period ended March 31, 2004. The Funds' investments in S&P 500 Composite Index, S&P 400 Index and Russell 2000 Index futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, or that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets and Statement of Assets and Liabilities to the extent of the contract amounts.

The following Funds had long (short) futures contracts open as of March 31, 2004:

--------------------------------------------------------------------------------
                                                                      Unrealized
                                                          Contract  Appreciation
Contract                      Number of        Value    Expiration(Depreciation)
Description                   Contracts ($Thousands)          Date  ($Thousands)
--------------------------------------------------------------------------------

TAX-MANAGED LARGE CAP FUND
S&P 500 Composite Index             152      $42,746      06/18/04      $   312
                                                                        -------
LARGE CAP VALUE FUND
S&P 500 Composite Index              41       11,530      06/18/04           82
                                                                        -------
LARGE CAP GROWTH FUND
S&P 500 Composite Index             225       63,276      06/18/04          451
                                                                        -------
TAX-MANAGED SMALL CAP FUND
Russell 2000 Index                   13        3,839      06/23/04          129
S&P 400 Index                        10        3,018      06/18/04           52
                                                                        -------
                                                                            181
                                                                        -------
SMALL CAP VALUE FUND
Russell 2000 Index                   34       10,040      06/23/04          328
                                                                        -------
SMALL CAP GROWTH FUND
Russell 2000 Index                   93       27,463      06/23/04          768
                                                                        -------
MID-CAP FUND
S&P 500 Composite Index               6        1,687      06/18/04            8
                                                                        -------
CORE FIXED INCOME FUND
U.S. Ten Year Note                 (529)     (61,050)     06/23/04           23
U.S. Five Year Note (CBT)        (2,330)    (264,601)     06/23/04       (2,085)
U.S. Long Treasury
  Bond (CBT)                        416       47,450      06/23/04          (26)
U.S. Long Treasury
  Bond (CBT)                        (17)      (1,915)     09/23/04          (35)
                                                                        -------
                                                                        $(2,123)
                                                                        -------


OPTION WRITING/PURCHASING -- Each Fund may invest in financial option contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option contracts as of March 31, 2004 as disclosed in the Fund's Schedule of Investments.
Written option transactions entered into during the six month period ended March 31, 2004 are summarized as follows:


--------------------------------------------------------------------------------
                               Core Fixed Income
--------------------------------------------------------------------------------
                                                                         Premium
                                          # of Contracts            ($Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                 2,512                $ 2,677
Written                                           14,899                  6,657
Expired                                           (2,940)                (3,186)
Exercised                                             --                     --
Closing Buys                                     (11,935)                (3,711)
--------------------------------------------------------------------------------
Balance at the end of period                       2,536                $ 2,437
--------------------------------------------------------------------------------

At March 31, 2004 the Core Fixed Income Fund had cash and/or securities at least equal to the value of written options.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         85

ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap and Real Estate Funds; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds. Dividends and distributions are recorded on the ex-dividend date.

The Small Cap Value, Mid-Cap and Core Fixed Income Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Fund Management (the "Administrator"), are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Tax-Managed Large Cap Class A, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Real Estate and High Yield Bond Funds; 0.15% of average daily net assets of the Tax-Managed Large Cap Class Y; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.40% of the Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds' average daily net assets, at an annual rate of 0.65% of the Tax-Managed Small Cap, Small Cap Value, Small Cap Growth and Real Estate Funds' average daily net assets, at an annual rate of 0.275% of the Core Fixed Income Fund's average daily net assets, and at an annual rate of 0.4875% of the High Yield Bond Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its fee in an amount equal to 0.05% of the average daily net assets of the Tax-Managed Large Cap and Large Cap Growth Funds.



SIMC has entered into investment sub-advisory agreements with the following parties:

--------------------------------------------------------------------------------
                                                          Currently Managing
                                                 Date of   a Portion of Fund
Investment Sub-Adviser                         Agreement               (Y/N)
--------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Alliance Capital Management                     10/02/00                   Y
Aronson + Johnson + Ortiz, LP                   07/01/03                   Y
Franklin Portfolio Associates                   07/01/03                   Y
Goldman Sachs Asset Management                  01/24/03                   Y
LSV Asset Management                            08/03/01                   Y
Montag and Caldwell, Inc.                       03/12/02                   Y
Parametric Portfolio Associates                 09/10/03                   Y
Peregrine Capital Management                    02/16/01                   Y
Transamerica Investment
   Management, LLC                              09/17/01                   Y
LARGE CAP VALUE FUND
Alliance Capital Management                     12/15/97                   Y
Aronson + Johnson + Ortiz, LP                   07/01/03                   Y
Franklin Portfolio Associates                   07/01/03                   Y
LSV Asset Management                            03/31/95                   Y
LARGE CAP GROWTH FUND
Goldman Sachs Asset Management                  01/24/03                   Y
McKinley Capital Management, Inc.               06/26/02                   Y
Montag and Caldwell, Inc.                       03/12/02                   Y
Peregrine Capital Management                    12/07/00                   Y
Transamerica Investment
   Management, LLC                              09/17/01                   Y
TAX-MANAGED SMALL CAP FUND
BlackRock Advisors                              07/01/03                   Y
David J. Green and Company, LLC                 10/31/00                   Y
Delaware Investments                            07/01/03                   Y
LSV Asset Management                            08/14/00                   Y
Mazama Capital Management, LLC                  12/09/02                   Y
McKinley Capital Management, Inc.               08/14/00                   Y
SMALL CAP VALUE FUND
Artisan Partners Limited Partnership            03/26/99                   Y
BlackRock Advisors                              07/01/03                   Y
David J. Greene and Company, LLC                08/14/01                   Y
LSV Asset Management                            06/11/97                   Y
Lee Munder Investments                          07/01/03                   Y
Martingale Asset Management                     12/09/02                   Y
Security Capital Research and
   Management                                   05/14/02                   Y
Wellington Management Company                   07/28/03                   Y
SMALL CAP GROWTH FUND
Lee Munder Investments Ltd.                     12/09/02                   Y
Mazama Capital Management LLC                   12/13/99                   Y
McKinley Capital Management Inc.                10/30/00                   N
Delaware Investments                            07/01/03                   Y
Wellington Management Co., LLP                  03/14/02                   Y
MID-CAP FUND
Martingale Asset Management, L.P.               09/26/95                   Y
REAL ESTATE FUND
Security Capital Research and
   Management                                   07/01/03                   Y
Wellington Management Company                   11/12/03                   Y


--------------------------------------------------------------------------------
86         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                                          Currently Managing
                                                 Date of   a Portion of Fund
Investment Sub-Adviser                         Agreement               (Y/N)
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
BlackRock, Inc.                                 01/02/96                   Y
Metropolitan West Asset Management              06/26/02                   Y
Wells Capital Management, Inc.                  09/30/03                   Y
Western Asset Management Company                11/13/95                   Y
HIGH YIELD BOND FUND
ING Great Asset Management                      11/13/03                   Y
Lincoln Capital Fixed Income
   Management Company, LLC                      11/10/03                   Y
Metropolitan West Asset Management, LLP         11/02/03                   Y
Nomura Corporate Research and
   Asset Management                             09/22/99                   Y

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SIMC, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted Administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2004 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                                               $  152
Large Cap Value Fund                                                        281
Large Cap Growth Fund                                                       662
Tax-Managed Small Cap Fund                                                   55
Small Cap Value Fund                                                        135
Small Cap Growth Fund                                                       341
Real Estate Fund                                                              1
                                                                         ------
                                                                         $1,627
                                                                         ======

For the six month period ended March 31, 2004, the Funds paid commissions to affiliated broker-dealers as follows ($ Thousands):

Tax-Managed Large Cap Fund                                                 $ 90
Large Cap Value Fund                                                        130
Large Cap Growth Fund                                                       367
Tax-Managed Small Cap Fund                                                    2
Small Cap Value Fund                                                          1
Small Cap Growth Fund                                                        44
                                                                           ----
                                                                           $634
                                                                           ====

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the period ended March 31, 2004, the Distributor retained 100% of the Shareholder Servicing fees less the waiver, and 100% of the Administration Servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.


LSV Asset Management (a partially-owned subsidiary of SIMC) serves as the sub-adviser to the Tax-Managed Large Cap, Large Cap Value, Tax-Managed Small Cap and Small Cap Value Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2004 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                                               $  128
Large Cap Value Fund                                                        643
Tax-Managed Small Cap Fund                                                  104
Small Cap Value Fund                                                        298
                                                                         ------
                                                                         $1,173
                                                                         ======

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         87

4. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the Funds were as follows (Thousands):


For the six month period ended March 31, 2004 (Unaudited) and the year ended September 30, 2003

---------------------------------------------------------------------------------------------------------------------------
                                                  TAX-MANAGED                  LARGE CAP                    LARGE CAP
                                                LARGE CAP FUND                VALUE FUND                   GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
                                           10/1/03        10/1/02        10/1/03      10/1/02       10/1/03       10/1/02
                                        to 3/31/04     to 9/30/03     to 3/31/04   to 9/30/03    to 3/31/04    to 9/30/03
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                          27,477        116,040         26,694       92,554        30,293       100,693
     Shares Issued in Lieu of Dividends
       and Distributions                     1,073          1,629          2,318        3,248            --           133
     Shares Redeemed                       (24,119)      (118,161)       (29,054)     (93,727)      (27,848)      (98,764)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                4,431           (492)           (42)       2,075         2,445         2,062
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                              --             --            265          255           275           344
     Shares Issued in Lieu of Dividends
       and Distributions                        --             --              6            6            --            --
     Shares Redeemed                            --             --            (65)        (164)         (106)         (172)
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   --             --            206           97           169           172
---------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Shares Issued                              95            130             --           --            --            --
     Shares Issued in Lieu of Dividends
       and Distributions                         3              4             --           --            --            --
     Shares Redeemed                           (58)           (69)            --           --            --            --
---------------------------------------------------------------------------------------------------------------------------
   Total Class Y Transactions                   40             65             --           --            --            --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Share Transactions              4,471           (427)           164        2,172         2,614         2,234
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                 TAX-MANAGED                   SMALL CAP                   SMALL CAP
                                               SMALL CAP FUND                 VALUE FUND                  GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
                                           10/1/03        10/1/02        10/1/03      10/1/02       10/1/03       10/1/02
                                        to 3/31/04     to 9/30/03     to 3/31/04   to 9/30/03    to 3/31/04    to 9/30/03
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                           2,745         11,496          6,976       18,452         8,774        31,812
     Shares Issued in Lieu of Dividends
       and Distributions                        --             --          2,409        1,624            --            --
     Shares Redeemed                        (2,958)       (12,382)        (9,799)     (23,929)      (11,167)      (32,809)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 (213)          (886)          (414)      (3,853)       (2,393)         (997)
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                              --             --            194          134           242           272
     Shares Issued in Lieu of Dividends
       and Distributions                        --             --             10            2            --            --
     Shares Redeemed                            --             --            (48)         (41)         (142)          (88)
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   --             --            156           95           100           184
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Share Transactions               (213)          (886)          (258)      (3,758)       (2,293)         (813)
===========================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
88         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

For the six month period ended March 31, 2004 (Unaudited) and the year ended September 30, 2003

----------------------------------------------------------------------------------------------------------------------------
                                                                   REAL ESTATE         CORE FIXED             HIGH YIELD
                                              MID-CAP FUND           FUND(1)           INCOME FUND             BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                                          10/1/03      10/1/02    11/13/03      10/1/03     10/1/02      10/1/03    10/1/02
                                       to 3/31/04   to 9/30/03  to 3/31/04   to 3/31/04  to 9/30/03   to 3/31/04 to 9/30/03
----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                            580        2,032         994       72,951     155,837       27,232     70,510
     Shares Issued in Lieu of Dividends
     and Distributions                         56           26           3       10,226      18,747        4,441      8,833
     Shares Redeemed                         (799)      (1,457)        (50)     (57,360)   (162,967)     (26,490)   (60,797)
----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                (163)         601         947       25,817      11,617        5,183     18,546
   Class I:
     Shares Issued                             --           --          --          239         642           --         --
     Shares Issued in Lieu of Dividends
     and Distributions                         --           --          --           16          29           --         --
     Shares Redeemed                           --           --          --         (164)       (517)          --         --
----------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                  --           --          --           91         154           --         --
   Net Increase (Decrease) in Capital Share
     Transactions                            (163)         601         947       25,908      11,771        5,183     18,546
============================================================================================================================

(1) The Real Estate Fund commenced operations on November 13, 2003.

Amounts designated as "--" are zero or have been rounded to zero.


5. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2004, were as follows:


--------------------------------------------------------------------------------
                           U.S. Gov't               Other                Total
                         ($Thousands)        ($Thousands)          ($Thousands)
--------------------------------------------------------------------------------
TAX-MANAGED
   LARGE CAP FUND
Purchases .......          $       --          $  267,951           $  267,951
Sales ...........                  --             246,723              246,723
LARGE CAP VALUE FUND
Purchases .......                  --             875,367              875,367
Sales ...........                  --             899,049              899,049
LARGE CAP GROWTH FUND
Purchases .......                  --             668,958              668,958
Sales ...........                  --             648,823              648,823
TAX-MANAGED
   SMALL CAP FUND
Purchases .......                  --              85,953               85,953
Sales ...........                  --              90,092               90,092
SMALL CAP VALUE FUND
Purchases .......                  --             356,973              356,973
Sales ...........                  --             388,628              388,628
SMALL CAP GROWTH FUND
Purchases .......                  --             752,495              752,495
Sales ...........                  --             799,834              799,834
MID-CAP FUND
Purchases .......                  --              20,487               20,487
Sales ...........                  --              24,655               24,655
REAL ESTATE FUND
Purchases .......                  --              11,570               11,570
Sales ...........                  --               1,334                1,334



--------------------------------------------------------------------------------
                           U.S. Gov't               Other                Total
                         ($Thousands)        ($Thousands)         ($Thousands)
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
Purchases .......          $6,349,612           $ 629,277           $6,978,889
Sales ...........           6,259,678             647,283            6,906,961
HIGH YIELD BOND FUND
Purchases .......               4,836           1,081,065            1,085,901
Sales ...........               2,756           1,046,548            1,049,304


6. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Real Estate Fund has a December 31 fiscal year end for tax reporting purposes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         89

Capital Share Transactions for the Funds were as follows (Thousands):


The tax character of dividends and distributions paid during the years ended September 30, 2003 and September 30, 2002 were as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                Ordinary          Long-term         Return of
                                                  Income       Capital Gain           Capital            Total
                                           ($ Thousands)      ($ Thousands)     ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund       2003           $ 14,190           $    --            $   --          $ 14,190
                                 2002             11,233                --                --            11,233
Large Cap Value Fund             2003             52,336                --                --            52,336
                                 2002             46,212            40,175                --            86,387
Large Cap Growth Fund            2003                599                --             1,355             1,954
                                 2002                 --                --                --                --
Small Cap Value Fund             2003              4,152            22,089                --            26,241
                                 2002             46,592            32,485                --            79,077
Mid-Cap Fund                     2003                217               165                --               382
                                 2002                165                --                --               165
Core Fixed Income Fund           2003            166,770            50,341                --           217,111
                                 2002            213,321            17,345                --           230,666
High Yield Bond Fund             2003             75,605                --                --            75,605
                                 2002             67,313                --                --            67,313

As of September 30, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Total
                                                                                                                    Distributable
                           Undistributed Undistributed        Capital          Post     Unrealized         Other        Earnings/
                                Ordinary     Long-Term           Loss       October   Appreciation     Temporary     (Accumulated
                                  Income  Capital Gain  Carryforwards        Losses (Depreciation)   Differences         Losses)
                           ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund       $ 3,154       $    --    $  (558,285)   $  (64,815)      $ 12,057            --         (607,889)
Large Cap Value Fund              13,769            --        (77,757)     (100,906)       (39,787)           --         (204,681)
Large Cap Growth Fund                 --            --     (1,529,541)      (65,369)      (265,694)           --       (1,860,604)
Tax-Managed Small Cap Fund            --            --        (11,586)           --         20,743            --            9,157
Small Cap Value Fund              14,732        18,540             --            --         91,337            --          124,609
Small Cap Growth Fund                 --            --       (309,132)      (11,575)        28,506            --         (292,201)
Mid-Cap Fund                         803            --             --          (403)         4,104            --            4,504
Core Fixed Income Fund            44,836         1,294             --            --         77,776          (841)         123,065
High Yield Bond Fund                 208            --       (198,174)           --         36,392          (212)        (161,786)

Post October losses represent losses realized on investment transactions from November 1, 2002 through September 30, 2003 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Total Capital
                                 Expires       Expires        Expires       Expires        Expires          Loss
                                    2011           2010          2009          2008           2007 Carryforwards
                           ($ Thousands)  ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund      $203,461      $316,235        $37,081        $1,508            $--       $ 558,285
Large Cap Value Fund              77,757            --             --            --             --          77,757
Large Cap Growth Fund            625,971       903,570             --            --             --       1,529,541
Tax-Managed Small Cap Fund            --        11,586             --            --             --          11,586
Small Cap Growth Fund             37,340       218,424         53,368            --             --         309,132
High Yield Bond Fund              57,114       129,196          8,141         3,715              8         198,174

During the year ended September 30, 2003 the Tax-Managed Small Cap Fund utilized $5,318,246 of capital loss carryforwards to offset capital gains.




--------------------------------------------------------------------------------
90         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004

For Federal income tax purposes, the cost of securities owned at March 31, 2004, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                                                           Net
                      Federal     Appreciated      Depreciated      Unrealized
                     Tax Cost      Securities       Securities    Appreciation
                ($ Thousands)   ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Tax-Managed Large
  Cap Fund         $1,886,471        $347,128         $(80,691)       $266,437
Large Cap
  Value Fund        3,915,787         629,352         (149,574)        479,778
Large Cap
  Growth Fund       4,057,420         479,050         (259,160)        219,890
Tax-Managed
  Small Cap Fund      176,835          48,014           (6,732)         41,282
Small Cap
  Value Fund          836,956         209,868          (19,910)        189,958
Small Cap
  Growth Fund       1,064,366         180,612          (73,093)        107,519
Mid-Cap Fund           42,130           9,208             (686)          8,522
Real Estate Fund       10,623             485              (14)            471
Core Fixed
  Income Fund       5,464,839         134,413          (26,016)        108,397
High Yield
  Bond Fund         1,096,923          31,990          (23,085)          8,905

7. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.


Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.


9. LITIGATION
The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority and other defendants relating to Notes issued by Duty Free International which are held by the Fund. British Airport Authority is the former parent company of Duty Free International. During 2003, the plaintiffs in that action reached a settlement with all defendants with the exception of British Airport Authority. Under that settlement, Duty Free International paid the plaintiffs approximately 64% of the par value of the bonds. The settlement also contained provisions for the issuance of a $10 million Note by Duty Free International to the bondholders, subject to certain conditions. The litigation proceeded to jury trial against British Airport Authority in December 2003, and the jury found against the plaintiffs on all counts. Plaintiffs are currently pursuing an appeal. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense caps of the Fund.

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2004         91

Notes

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2004


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHICS OMITTED]

SEI INVESTMENTS



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-092 (03/04)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.


ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Institutional Managed Trust


By (Signature and Title)*                         /s/ Edward Dl Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer

Date:  05/21/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer


Date:  05/21/04


By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriguez
                                                  ------------------------------
                                                  Peter (Pedro) A. Rodriguez
                                                  Chief Financial Officer

Date:  05/21/04
* Print the name and title of each signing officer under his or her signature.